  May 1, 2017

Prospectus

CLASS A, C, R, R6, AND Y SHARES

Value	CLASS A	CLASS C	CLASS R	CLASS R6	CLASS Y
Victory RS Partners Fund	RSPFX	—	RSPKX	—	RSPYX
Victory RS Value Fund	RSVAX	RVACX	RSVKX	—	RSVYX
Victory RS Large Cap Alpha Fund	GPAFX	RCOCX	RCEKX	—	RCEYX
Victory RS Investors Fund	RSINX	RIVCX	RSIKX	—	RSIYX
Global Natural Resources
Victory Global Natural Resources Fund	RSNRX	RGNCX	RSNKX	—	RSNYX
Growth
Victory RS Small Cap Growth Fund	RSEGX	REGWX	RSEKX	—	RSYEX
Victory RS Select Growth Fund	RSDGX	RSGFX	RSDKX	RSSRX	RSSYX
Victory RS Mid Cap Growth Fund	RSMOX	RMOCX	RSMKX	RMORX	RMOYX
Victory RS Growth Fund	RSGRX	RGWCX	RSGKX	—	RGRYX
Victory RS Science and Technology Fund	RSIFX	RINCX	RIFKX	—	RIFYX
Victory RS Small Cap Equity Fund	GPSCX	RSCCX	RSCKX	—	RSCYX
International
Victory RS International Fund	GUBGX	RIGCX	RIGKX	—	RSIGX
Victory RS Global Fund	RSGGX	RGGCX	RGGKX	—	RGGYX
Victory Sophus Emerging Markets Fund	GBEMX	REMGX	REMKX	RSERX	RSENX
Victory Sophus Emerging Markets Small Cap Fund	RSMSX	RSMGX	—	—	RSMYX
Victory Sophus China Fund	RSCHX	RCHCX	RCHKX	—	RCHYX
Fixed Income
Victory INCORE Investment Quality Bond Fund	GUIQX	RIQCX	RIQKX	—	RSQYX
Victory INCORE Low Duration Bond Fund	RLDAX	RLDCX	RLDKX	—	RSDYX
Victory High Yield Fund	GUHYX	RHYCX	RHYKX	—	RSYYX
Victory Tax-Exempt Fund	GUTEX	RETCX	—	—	RSTYX
Victory High Income Municipal Bond Fund	RSHMX	RSHCX	—	—	RHMYX
Victory Floating Rate Fund	RSFLX	RSFCX	RSFKX	—	RSFYX
Victory Strategic Income Fund	RSIAX	RSICX	RINKX	—	RSRYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Funds' securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

VictoryFunds.com

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Table of Contents

Fund Summaries
Value Fund Summaries
Victory RS Partners Fund	1
Victory RS Value Fund	8
Victory RS Large Cap Alpha Fund	15
Victory RS Investors Fund	22
Global Natural Resources Fund Summary
Victory Global Natural Resources Fund	29
Growth Fund Summaries
Victory RS Small Cap Growth Fund	37
Victory RS Select Growth Fund	44
Victory RS Mid Cap Growth Fund	51
Victory RS Growth Fund	57
Victory RS Science and Technology Fund	63
Victory RS Small Cap Equity Fund	70
International Fund Summaries
Victory RS International Fund	77
Victory RS Global Fund	84
Victory Sophus Emerging Markets Fund	91
Victory Sophus Emerging Markets Small Cap Fund	98
Victory Sophus China Fund	105
Fixed Income Fund Summaries
Victory INCORE Investment Quality Bond Fund	112
Victory INCORE Low Duration Bond Fund	120
Victory High Yield Fund	128
Victory Tax-Exempt Fund	136
Victory High Income Municipal Bond Fund	143
Victory Floating Rate Fund	151
Victory Strategic Income Fund	159
Additional Information
Additional Information About the Funds' Investment Strategies and Risks	167
Other Investment Policies and Risks	181
Impact on Returns Example	185
Management of the Funds	192
Investing with Victory	200
Share Price	201
Choosing a Share Class	202
Information About Fees	210
How to Buy Shares	211
How to Exchange Shares	215
How to Sell Shares	217
Distributions and Taxes	219
Important Fund Policies	223
Other Service Providers	226
Financial Highlights	227
Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries	319

VICTORY RS Partners Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	0.50%	NONE
Other Expenses	0.28%	0.31%	0.22%
Total Annual Fund Operating Expenses	1.53%	1.81%	1.22%
Fee Waiver/Expense Reimbursement[2]	-0.08%	0.00%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[2]	1.45%	1.81%	1.12%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.81%, and 1.12% of the Fund's Class A, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Partners Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem at the end of such periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,021	$1,352	$2,286
Class R	$184	$569	$980	$2,127
Class Y	$114	$375	$658	$1,466

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

VICTORY RS Partners Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategy

The Adviser pursues the Fund's investment objective by investing principally in equity securities of small-capitalization companies. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $13.2 billion, based on the size of the largest company in the Index on March 31, 2017), whichever is greater. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Fund holds a relatively few number of securities and, as a result of the Adviser's investment process, the Fund's investments may be focused in one or more economic sectors from time to time.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is

VICTORY RS Partners Fund Summary (continued)

large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Partners Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Partners Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 23.54%

Worst Quarter Fourth Quarter 2008 -29.23%

VICTORY RS Partners Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	16.91%	11.23%	5.50%
After Taxes on Distributions	15.43%	8.46%	3.85%
After Taxes on Distributions and Sale of Fund Shares	10.79%	8.44%	4.09%
CLASS R SHARES	23.64%	12.13%	5.71%
CLASS Y SHARES	24.41%	12.91%	5.83%[1]
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	31.74%	15.07%	6.26%

1Inception date of Class Y shares is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Chief Investment Officer of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

VICTORY RS Partners Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class R	Class Y
Minimum Initial Investment	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	NONE	NONE

For Class A shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Value Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.25%	0.28%	0.45%	0.34%
Total Annual Fund Operating Expenses	1.35%	2.13%	1.80%	1.19%
Fee Waiver/Expense Reimbursement[3]	-0.05%	-0.06%	-0.11%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.30%	2.07%	1.69%	1.06%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.30%, 2.07%, 1.69% and 1.06% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Value Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$700	$972	$1,266	$2,100
Class C	$310	$660	$1,137	$2,456
Class R	$172	$553	$962	$2,105
Class Y	$108	$362	$639	$1,429

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$210	$660	$1,137	$2,456

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

VICTORY RS Value Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $58.2 billion, based on the size of the largest company in the Index on March 31, 2017) that the Adviser believes are undervalued. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Fund holds a relatively few number of securities and, as a result of the Adviser's investment process, the Fund's investments may be focused in one or more economic sectors from time to time.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

VICTORY RS Value Fund Summary (continued)

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Value Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Value Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 20.05%

Worst Quarter Fourth Quarter 2008 -26.55%

VICTORY RS Value Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	4.54%	11.39%	4.80%
After Taxes on Distributions	1.78%	9.14%	3.49%
After Taxes on Distributions and Sale of Fund Shares	4.84%	8.76%	3.59%
CLASS C SHARES	9.04%	11.86%	3.81%[1]
CLASS R SHARES	10.45%	12.28%	5.01%
CLASS Y SHARES	11.14%	12.98%	4.88%[1]
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	20.00%	15.70%	7.59%

1Inception date of Class C and Class Y is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of RS Investments and has been a member of the Fund's (and the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of RS Investments and has been a member of the Fund's (and the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Chief Investment Officer of RS Investments and has been a member of the Fund's (and the predecessor fund's) investment team since 2014.

VICTORY RS Value Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Large Cap Alpha Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.17%	0.21%	0.23%	0.19%
Total Annual Fund Operating Expenses	0.92%	1.71%	1.23%	0.69%
Fee Waiver/Expense Reimbursement[3]	-0.03%	-0.02%	0.00%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.89%	1.69%	1.23%	0.68%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.89%, 1.69%, 1.26%, and 0.68% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$661	$848	$1,052	$1,638
Class C	$272	$536	$926	$2,017
Class R	$125	$390	$676	$1,489
Class Y	$69	$219	$383	$857

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$172	$536	$926	$2,017

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in companies considered by the Adviser to be (at the time of purchase) large-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

A company is considered to be large-capitalization if its market capitalization is at least $5 billion. In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Fund holds a relatively few number of securities and, as a result of the Adviser's investment process, the Fund's investments may be focused in one or more economic sectors from time to time.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

VICTORY RS Large Cap Alpha Fund Summary (continued)

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 30, 2009. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 17.47%

Worst Quarter Third Quarter 2011 -20.78%

VICTORY RS Large Cap Alpha Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	2.42%	12.75%	6.97%
After Taxes on Distributions	0.72%	10.55%	5.78%
After Taxes on Distributions and Sale of Fund Shares	2.52%	9.72%	5.32%
CLASS C SHARES	6.80%	13.19%	6.77%
CLASS R SHARES	8.30%	13.68%	7.21%
CLASS Y SHARES	8.89%	14.38%	7.26%[1]
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

1Inception date of Class Y is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Tyler Dann II is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Robert J. Harris is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Chief Investment Officer of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Joseph M. Mainelli is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2012.

VICTORY RS Large Cap Alpha Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Investors Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.31%	0.35%	0.42%	0.24%
Total Annual Fund Operating Expenses	1.56%	2.35%	1.92%	1.24%
Fee Waiver/Expense Reimbursement[3]	-0.23%	-0.28%	0.00%	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.33%	2.07%	1.92%	1.05%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.33%, 2.07%, 1.95% and 1.05% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Investors Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,013	$1,350	$2,301
Class C	$310	$700	$1,223	$2,659
Class R	$195	$603	$1,037	$2,243
Class Y	$107	$370	$658	$1,479

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$210	$700	$1,223	$2,659

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

VICTORY RS Investors Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in equity securities that the Fund's investment team believes are undervalued. The Fund will typically invest in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund is non-diversified and expects to hold a larger portion of its assets in smaller number of issuers. As a result of the Adviser's investment process, the Fund's investments may be focused in one or more economic sectors from time to time.

In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser's research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company's capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

VICTORY RS Investors Fund Summary (continued)

■  Non-Diversified Risk. A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Investors Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investors Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 26.20%

Worst Quarter Fourth Quarter 2008 -35.17%

VICTORY RS Investors Fund Summary (continued)

Annual Return for (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	3.57%	12.95%	5.16%
After Taxes on Distributions	3.57%	12.39%	4.19%
After Taxes on Distributions and Sale of Fund Shares	2.02%	10.13%	3.71%
CLASS C SHARES	8.08%	13.47%	4.49%[1]
CLASS R SHARES	9.38%	13.79%	5.18%[1]
CLASS Y SHARES	10.17%	14.64%	5.47%[1]
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	18.40%	14.81%	5.76%

1Inception dates of Class C, Class R and Class Y shares are July 24, 2007, January 3, 2007 and May 1, 2007, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Joseph M. Mainelli is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2013.

Robert J. Harris is a Portfolio Manager of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

Daniel Lang, M.D. is a Chief Investment Officer of RS Investments and has been a member of the Fund's (including the predecessor fund's) investment team since 2014.

VICTORY RS Investors Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Global Natural Resources Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.23%	0.31%	0.24%	0.17%
Total Annual Fund Operating Expenses	1.48%	2.31%	1.74%	1.17%
Fee Waiver/Expense Reimbursement[3]	0.00%	-0.03%	0.00%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.48%	2.28%	1.74%	1.15%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Global Natural Resources Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,016	$1,336	$2,242
Class C	$331	$718	$1,232	$2,643
Class R	$177	$548	$944	$2,052
Class Y	$117	$369	$641	$1,418

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$231	$718	$1,232	$2,643

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

VICTORY Global Natural Resources Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund's sub-adviser, ("SailingStone") considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in SailingStone's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

SailingStone regularly reviews the Fund's investments and will sell securities when it believes the securities are no longer attractive because of valuation; however there are a number of other reasons that could result in a position being reduced or sold. These include 1) a poor capital allocation decision, 2) a change in project economics and/or a change in the cost curve, 3) a change in above-ground risk, 4) a change in balance sheet risk, 5) a change in management or management execution, and 6) a change in governance practices.

From time to time, the Fund may make investments in private placements. In addition, the Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

VICTORY Global Natural Resources Fund Summary (continued)

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Concentration Risk. Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

VICTORY Global Natural Resources Fund Summary (continued)

■  Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Overweighting Risk. Overweighting investments in an industry or group of industries relative to the Fund's benchmark index increases the risk that the Fund will underperform its benchmark, because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

■  Private Placement Risk. A private placement involves the sale of securities that have not been registered under the Securities Act of 1933, or relevant provisions of applicable non-U.S. law, to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Global Natural Resources Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2016 22.42%

Worst Quarter Third Quarter 2008 -34.23%

VICTORY Global Natural Resources Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	44.29%	-6.20%	-1.19%
After Taxes on Distributions	44.29%	-6.81%	-1.66%
After Taxes on Distributions and Sale of Fund Shares	25.07%	-4.58%	-0.80%
CLASS C SHARES	50.94%	-5.80%	-2.75%[1]
CLASS R SHARES	52.72%	-5.40%	-1.01%
CLASS Y SHARES	53.67%	-4.76%	-1.66%[1]
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes excluding foreign withholding taxes)	30.53%	-1.43%	0.37%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)	30.87%	1.26%	2.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

1Inception dates of Class C and Class Y shares is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

SailingStone Capital Partners LLC ("SailingStone")

Investment Team

MacKenzie B. Davis, CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2005.

Kenneth L. Settles Jr., CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2007.

VICTORY Global Natural Resources Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	100

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Small Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.25%	0.27%	0.25%	0.26%
Total Annual Fund Operating Expenses	1.45%	2.22%	1.70%	1.21%
Fee Waiver/Expense Reimbursement[3]	-0.05%	-0.06%	0.00%	-0.08%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.40%	2.16%	1.70%	1.13%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.16%, 1.86% and 1.13% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,001	$1,316	$2,205
Class C	$319	$687	$1,183	$2,548
Class R	$173	$536	$923	$2,009
Class Y	$115	$374	$655	$1,457

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$219	$687	$1,183	$2,548

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 91% of the average value of its portfolio.

VICTORY RS Small Cap Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in small-capitalization companies. The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $13.2 billion, based on the size of the largest company in the Index on March 31, 2017), whichever is greater. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on the Adviser's proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

VICTORY RS Small Cap Growth Fund Summary (continued)

■  Small Capitalization Stock Risk. The earnings and prospects of small sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of small-cap companies may have a lower trading volume than those of large-cap companies.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Small Cap Growth Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 18.99%

Worst Quarter Fourth Quarter 2008 -25.39%

VICTORY RS Small Cap Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-4.91%	12.25%	7.36%
After Taxes on Distributions	-4.91%	11.30%	6.90%
After Taxes on Distributions and Sale of Fund Shares	-2.78%	9.64%	5.90%
CLASS C SHARES	-0.88%	12.73%	6.02%[1]
CLASS R SHARES	0.59%	13.10%	7.47%[1]
CLASS Y SHARES	1.16%	13.91%	8.03%[1]
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

1Inception dates of Class C, Class R and Class Y shares are September 6, 2007, January 22, 2007 and May 1, 2007, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA, is a Chief Investment Officer of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Small Cap Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Certain Funds Closed to New Investors" on page 211 of the Fund's Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Select Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses	0.22%	0.23%	0.32%	25.37%	0.20%
Total Annual Fund Operating Expenses	1.47%	2.23%	1.82%	26.37%	1.20%
Fee Waiver/Expense Reimbursement[3]	-0.07%	-0.05%	0.00%	-25.31%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.40%	2.18%	1.82%	1.06%	1.14%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.18%, 1.91%, 1.06% and 1.14% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Select Growth Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,005	$1,324	$2,224
Class C	$321	$691	$1,189	$2,560
Class R	$185	$573	$985	$2,137
Class R6	$108	$4,114	$7,036	$10,345
Class Y	$116	$373	$652	$1,448

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$221	$691	$1,189	$2,560

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

VICTORY RS Select Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund typically invests in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Fund invests principally in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index on the last day of the most recent quarter (currently, approximately $19.8 billion, based on the size of the largest company in the Index on March 31, 2017), whichever is greater. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund's investment in those companies.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on the investment team's proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Limited Portfolio Risk. To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

VICTORY RS Select Growth Fund Summary (continued)

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Select Growth Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Since May 1, 2007, the Fund has been managed by a different investment team and it has generally invested in a portfolio of fewer stocks than previously. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Select Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). Prior to May 1, 2007, the Fund was known as "RS Diversified Growth Fund". The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 18.08%

Worst Quarter Fourth Quarter 2008 -25.49%

VICTORY RS Select Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	0.70%	10.65%	7.79%
After Taxes on Distributions	-0.07%	9.65%	7.30%
After Taxes on Distributions and Sale of Fund Shares	1.03%	8.37%	6.30%
CLASS C SHARES	5.04%	11.10%	6.65%[1]
CLASS R SHARES	6.39%	11.32%	7.39%[1]
CLASS Y SHARES	7.13%	12.27%	16.51%[1]
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	9.73%	13.88%	8.24%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

1Inception dates of Class C, Class R and Class Y shares are November 15, 2007, February 12, 2007 and May 1, 2009, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund since 2007.

Melissa Chadwick-Dunn is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

D. Scott Tracy, CFA, is a Chief Investment Officer of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2007.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

VICTORY RS Select Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	NONE	$1,000,000

Minimum Subsequent Investments $50	$50	NONE	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Mid Cap Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses	0.17%	0.26%	0.34%	25.05%	0.20%
Total Annual Fund Operating Expenses	1.27%	2.11%	1.69%	25.90%	1.05%
Fee Waiver/Expense Reimbursement[3]	-0.07%	0.00%	0.00%	-24.96%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.20%	2.11%	1.69%	0.94%	0.95%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 2.11%, 1.80%, 0.94% and 0.95% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$946	$1,224	$2,013
Class C	$314	$661	$1,134	$2,441
Class R	$172	$533	$918	$1,998
Class R6	$96	$4,051	$6,969	$10,336
Class Y	$97	$322	$567	$1,271

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$214	$661	$1,134	$2,441

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 138% of the average value of its portfolio.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities. The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund invests principally in equity securities. A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index on the last day of the most recent quarter (currently, approximately $58.2 billion, based on the size of the largest company in the Index on March 31, 2017). The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter First Quarter 2012 18.54%

Worst Quarter Fourth Quarter 2008 -28.85%

VICTORY RS Mid Cap Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-0.98%	12.05%	5.68%
After Taxes on Distributions	-0.98%	12.05%	5.18%
After Taxes on Distributions and Sale of Fund Shares	-0.55%	9.64%	4.37%
CLASS C SHARES	3.14%	12.38%	4.11%[1]
CLASS R SHARES	4.53%	12.80%	5.70%
CLASS Y SHARES	5.34%	13.67%	5.87%[1]
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	7.33%	13.51%	7.83%

1Inception dates of Class C and Class Y were May 21, 2007 and May 1, 2007, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Melissa Chadwick-Dunn is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

D. Scott Tracy, CFA, is a Chief Investment Officer of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2008.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund since 2014 and an analyst of the Fund (including the predecessor fund) since 2007.

VICTORY RS Mid Cap Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Growth Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.20%	0.31%	0.52%	0.20%
Total Annual Fund Operating Expenses	1.20%	2.06%	1.77%	0.95%
Fee Waiver/Expense Reimbursement[3]	-0.10%	-0.13%	-0.06%	-0.12%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.10%	1.93%	1.71%	0.83%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.93%, 1.71% and 0.83% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Growth Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$681	$922	$1,185	$1,935
Class C	$296	$630	$1,093	$2,377
Class R	$174	$550	$952	$2,078
Class Y	$85	$288	$511	$1,153

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$196	$630	$1,093	$2,377

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

VICTORY RS Growth Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests principally in equity securities of companies considered by the Fund's investment team (at the time of purchase) to be large-cap companies. The Fund's investment team currently considers a company to be large-cap if its market capitalization is at least $5 billion. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Large Capitalization Stock Risk. The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Mid Capitalization Stock Risk. Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Growth Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter First Quarter 2012 15.38%

Worst Quarter Fourth Quarter 2008 -23.61%

VICTORY RS Growth Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-4.01%	12.50%	5.43%
After Taxes on Distributions	-5.78%	10.83%	4.22%
After Taxes on Distributions and Sale of Fund Shares	-0.80%	9.89%	4.18%
CLASS C SHARES	0.13%	12.87%	4.37%[1]
CLASS R SHARES	1.29%	13.16%	5.48%
CLASS Y SHARES	2.16%	14.16%	6.13%[1]
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	7.08%	14.50%	8.34%

1Inception dates of Class C and Class Y are June 29, 2007 and May 1, 2007, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA, is a Chief Investment Officer of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Growth Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

A $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Science and Technology Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.27%	0.32%	0.41%	0.29%
Total Annual Fund Operating Expenses	1.52%	2.32%	1.91%	1.29%
Fee Waiver/Expense Reimbursement[3]	-0.03%	-0.04%	0.00%	-0.05%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.49%	2.28%	1.91%	1.24%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.49%, 2.28%, 1.93% and 1.24% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Science and Technology Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,024	$1,353	$2,280
Class C	$331	$720	$1,236	$2,652
Class R	$194	$600	$1,032	$2,233
Class Y	$126	$403	$702	$1,551

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$231	$720	$1,236	$2,652

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114% of the average value of its portfolio.

VICTORY RS Science and Technology Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in science and/or technology companies. The Fund invests principally in equity securities and may invest in companies of any size. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Adviser employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the Adviser's proprietary earnings calculations.

A particular company will be considered to be a science or technology company if the Adviser determines that it applies scientific or technological developments or discoveries to grow its business or increase its competitive advantage. Science and technology companies may also include companies whose products, processes or services, in the opinion of the Adviser, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund also may invest in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Concentration Risk. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

VICTORY RS Science and Technology Fund Summary (continued)

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Science and Technology Investment Risk. Investments in science and technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Science and Technology Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Technology Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 29.79%

Worst Quarter Fourth Quarter 2008 -27.06%

VICTORY RS Science and Technology Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	7.24%	13.51%	9.04%
After Taxes on Distributions	3.75%	9.76%	6.83%
After Taxes on Distributions and Sale of Fund Shares	5.95%	9.84%	6.80%
CLASS C SHARES	11.89%	13.94%	8.36%[1]
CLASS R SHARES	13.41%	14.34%	9.33%[1]
CLASS Y SHARES	14.07%	15.20%	9.74%[1]
S&P North American Technology Sector IndexTM (reflects no deduction for fees, expenses or taxes)	13.56%	17.41%	10.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

1Inception dates of Class C, Class R and Class Y shares are May 2, 2007, January 19, 2007 and May 1, 2007, respectively.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2001.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund since 2016.

Paul Leung, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund since 2016.

VICTORY RS Science and Technology Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Small Cap Equity Fund Summary

Investment Objective

The Fund seeks to provide long-term capital growth.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.36%	1.39%	0.45%	0.49%
Total Annual Fund Operating Expenses	1.36%	3.14%	1.70%	1.24%
Fee Waiver/Expense Reimbursement[3]	-0.01%	-1.04%	0.00%	-0.14%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.35%	2.10%	1.70%	1.10%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 1.75% and 1.10% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Small Cap Equity Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$980	$1,276	$2,115
Class C	$313	$846	$1,530	$3,357
Class R	$173	$536	$923	$2,009
Class Y	$112	$376	$664	$1,484

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$213	$846	$1,530	$3,357
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.

VICTORY RS Small Cap Equity Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter (currently, approximately $13.2 billion, based on the size of the largest company in the Index on March 31, 2017), whichever is greater. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Growth Investing Risk. Growth stocks may be more sensitive to changes in current or expected earnings than other stocks, and they may fall out of favor if the companies' earnings growth does not meet expectations.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

VICTORY RS Small Cap Equity Fund Summary (continued)

■  Small Capitalization Stock Risk. The earnings and prospects of small sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of small-cap companies may have a lower trading volume than those of large-cap companies.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Small Cap Equity Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 18.93%

Worst Quarter Third Quarter 2011 -23.30%

VICTORY RS Small Cap Equity Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-4.63%	12.61%	7.63%
After Taxes on Distributions	-4.63%	8.97%	5.29%
After Taxes on Distributions and Sale of Fund Shares	-2.62%	9.76%	5.82%
CLASS C SHARES	-0.61%	13.02%	7.34%
CLASS R SHARES	0.89%	13.57%	7.89%
CLASS Y SHARES	1.60%	14.14%	7.79%[1]
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	11.32%	13.74%	7.76%

1Inception date of the Class Y is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

Stephen J. Bishop is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Melissa Chadwick-Dunn is a Portfolio Manager of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

D. Scott Tracy, CFA, is a Chief Investment Officer of RS Investments and has been a co-portfolio manager and analyst of the Fund (including the predecessor fund) since 2009.

Christopher W. Clark, CFA, is a Portfolio Manager of RS Investments and has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014 and an analyst of the Fund since 2007.

VICTORY RS Small Cap Equity Fund Summary (continued)

Purchase and Sale of Fund Shares

The Fund is currently offered only to certain investors. See "Certain Funds Closed to New Investors" on page 211 of the Fund's Prospectus.

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS International Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.90%	1.25%	0.99%	1.00%
Total Annual Fund Operating Expenses	1.95%	3.05%	2.29%	1.80%
Fee Waiver/Expense Reimbursement[3]	-0.82%	-1.17%	-0.91%	-0.92%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.13%	1.88%	1.38%	0.88%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.13%, 1.88%. 1.38% and 0.88% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS International Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$684	$1,057	$1,476	$2,640
Class C	$291	$803	$1,472	$3,260
Class R	$140	$605	$1,120	$2,536
Class Y	$90	$453	$866	$2,020

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$191	$803	$1,472	$3,260

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 103% of the average value of its portfolio.

VICTORY RS International Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which Adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.

The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund's assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Adviser believes it would be appropriate to do so.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

VICTORY RS International Fund Summary (continued)

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS International Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS International Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 25.30%

Worst Quarter Fourth Quarter 2008 -23.14%

VICTORY RS International Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-3.51%	4.46%	0.93%
After Taxes on Distributions	-3.67%	-0.83%	-1.86%
After Taxes on Distributions and Sale of Fund Shares	-1.42%	1.39%	-0.34%
CLASS C SHARES	0.77%	4.73%	0.69%
CLASS R SHARES	2.06%	5.22%	1.11%
CLASS Y SHARES	2.69%	6.07%	11.34%[1]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	1.00%	6.53%	0.75%

1Inception date of Class Y is March 10, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Chief Investment Officer of RS Investments and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

VICTORY RS International Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY RS Global Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.66%	0.64%	0.51%	0.56%
Total Annual Fund Operating Expenses	1.71%	2.44%	1.81%	1.36%
Fee Waiver/Expense Reimbursement[3]	-0.62%	-0.60%	-0.47%	-0.52%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.09%	1.84%	1.34%	0.84%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.09%, 1.84%, 1.34% and 0.84% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY RS Global Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$680	$1,011	$1,380	$2,417
Class C	$287	$688	$1,232	$2,719
Class R	$136	$512	$925	$2,078
Class Y	$86	$366	$682	$1,578

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$187	$688	$1,232	$2,719

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 184% of the average value of its portfolio.

VICTORY RS Global Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund may invest in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.

Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund may invest any portion of its assets in companies located in emerging markets.

The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) of price appreciation, (ii) of a change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund's investment team.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing

VICTORY RS Global Fund Summary (continued)

contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY RS Global Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on July 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Class R performance information that is published in other materials, including the Fund's website, that includes performance for periods after August 15, 2016 reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R shares were small due to a large shareholder redemption. Without taking into consideration the effect of these expense reimbursements, the performance of the Class R shares for the same periods would have been lower. Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund's other share classes, which more accurately reflect the Fund's performance during such periods. The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter First Quarter 2012 13.08%

Worst Quarter Second Quarter 2012 -6.84%

VICTORY RS Global Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	Life of Class[1]
CLASS A SHARES
Before Taxes	0.50%	10.64%	6.93%
After Taxes on Distributions	-1.78%	8.59%	5.17%
After Taxes on Distributions and Sale of Fund Shares	2.15%	7.92%	5.00%
CLASS C SHARES	4.96%	11.16%	7.26%
CLASS R SHARES	30.57%	16.27%	11.67%
CLASS Y SHARES	7.01%	12.35%	8.44%
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	7.86%	9.36%	5.96%

1Inception date of Class A. Class C. Class R and Class Y is May 16, 2011.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio manager primarily responsible for day-to-day management of the Fund is a member of the Adviser's RS Investments investment team (referred to as an investment franchise).

Investment Team

U-Wen Kok is a Chief Investment Officer of RS Investments and has been the portfolio manager of the Fund (including the predecessor fund) since 2013.

VICTORY RS Global Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VICTORY SOPHUS Emerging Markets Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE	NONE
Other Expenses	0.42%	0.48%	0.37%	20.70%	0.38%
Total Annual Fund Operating Expenses	1.67%	2.48%	1.87%	21.70%	1.38%
Fee Waiver/Expense Reimbursement[3]	-0.02%	-0.03%	0.00%	-20.54%	-0.06%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.65%	2.45%	1.87%	1.16%	1.32%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.65%, 2.45%, 1.96%, 1.16% and 1.32% of the Fund's Class A, Class C, Class R, Class R6 and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$733	$1,069	$1,428	$2,436
Class C	$348	$769	$1,317	$2,813
Class R	$190	$588	$1,011	$2,190
Class R6	$118	$3,565	$6,354	$10,140
Class Y	$134	$429	$748	$1,651

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$248	$769	$1,317	$2,813

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) a deterioration in rank of the security in accordance to the Adviser's process, (ii) of price appreciation, (iii) of a change in the fundamental outlook of the company or (iv) other investments available are considered to be more attractive.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund may invest in companies of any size. As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Emerging Markets Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. Past performance information is not presented for Class R6 shares as the share class does not yet have a full calendar year of performance history.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 44.06%

Worst Quarter Fourth Quarter 2008 -29.41%

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	4.15%	-1.15%	0.80%
After Taxes on Distributions	4.29%	-2.46%	-0.27%
After Taxes on Distributions and Sale of Fund Shares	2.91%	-0.89%	0.66%
CLASS C SHARES	8.62%	-0.77%	0.61%
CLASS R SHARES	10.26%	-0.26%	1.06%
CLASS Y SHARES	10.86%	0.34%	9.70%[1]
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	11.19%	1.28%	1.84%

1Inception date of Class Y is March 10, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is the Chief Investment Officer of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

VICTORY SOPHUS Emerging Markets Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses	0.79%	0.87%	0.73%
Total Annual Fund Operating Expenses	2.29%	3.12%	1.98%
Fee Waiver/Expense Reimbursement[3]	-0.54%	-0.62%	-0.48%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.75%	2.50%	1.50%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, and 1.50% of the Fund's Class A, Class C, and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$743	$1,188	$1,671	$3,000
Class C	$353	$890	$1,567	$3,375
Class Y	$153	$563	$1,011	$2,257

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$253	$890	$1,567	$3,375

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 141% of the average value of its portfolio.

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of small-capitalization emerging market companies. The Fund's investment team currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $5 billion or less or 120% or less of the market capitalization of the largest company included in the MSCI Emerging Markets Small Cap Index on the last day of the most recent quarter (currently, approximately $2.7 billion, based on the size of the largest company in the Index on March 31, 2017), whichever is greater.

The Fund generally defines an emerging market country as one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country; (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or (3) for which the principal securities market is located in an emerging market country.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) a deterioration in rank of the security in accordance to the Adviser's process, (ii) of price appreciation, (iii) of a change in the fundamental outlook of the company or (iv) other investments available are considered to be more attractive.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

The Fund's investments may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Small Capitalization Stock Risk. The earnings and prospects of small sized companies tend to be more volatile than larger companies and may experience higher failure rates than larger companies. The stocks of small-cap companies may have a lower trading volume than those of large-cap companies.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class K and Class Y shares of the RS Emerging Markets Small Cap Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2016 9.29%

Worst Quarter Third Quarter 2015 -13.99%

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	Life of Class[1]
CLASS A SHARES
Before Taxes	-5.16%	-2.86%
After Taxes on Distributions	-5.16%	-2.86%
After Taxes on Distributions and Sale of Fund Shares	-2.92%	-2.16%
CLASS C SHARES	-3.28%	-2.32%
CLASS Y SHARES	0.79%	-0.55%
MSCI Emerging Markets Small Cap Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	2.28%	-0.38%

1Inception date of Class A, Class C and Class Y is January 31, 2014.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is the Chief Investment Officer of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since its inception.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

Maria Freund, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund since July 2015 and an analyst of the Fund since its inception.

VICTORY SOPHUS Emerging Markets Small Cap Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY SOPHUS China Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.77%	0.96%	0.88%	0.80%
Total Annual Fund Operating Expenses	2.12%	3.06%	2.48%	1.90%
Fee Waiver/Expense Reimbursement[3]	-0.37%	-0.56%	-0.34%	-0.48%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.75%	2.50%	2.14%	1.42%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.75%, 2.50%, 2.14% and 1.42% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY SOPHUS China Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$743	$1,158	$1,608	$2,851
Class C	$353	$879	$1,544	$3,324
Class R	$217	$732	$1,282	$2,784
Class Y	$145	$538	$970	$2,173

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$253	$879	$1,544	$3,324

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 96% of the average value of its portfolio.

VICTORY SOPHUS China Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of the Fund's net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of Chinese companies. Because the Fund focuses its investments in Chinese companies, the values of its shares will be more greatly affected by economic, financial, political, and other factors affecting China or Hong Kong than mutual funds that invest more broadly. The Fund may invest in companies of any size.

The Fund currently defines a "Chinese company" as a company that (1) has securities that are traded primarily on any stock exchange in China or Hong Kong; (2) the Fund's investment team considers to derive 50% or more of its revenues or profits from goods produced, services performed, or sales made in China or Hong Kong; (3) is organized under the laws of, or has its principal office in, China or Hong Kong; or (4) the Fund's investment team determines has a majority of its physical assets located in China or Hong Kong.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the investment team's quantitative screen, with particular emphasis placed on a company's earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (i) a deterioration in rank of the security in accordance to the Adviser's process, (ii) of price appreciation, (iii) of a change in the fundamental outlook of the company or (iv) other investments available are considered to be more attractive.

The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Adviser.

As a result of the concentration in certain economic sectors (such as such as technology and financials) by the Fund's benchmark index, at any given time the Fund is likely to have a similar concentration.

The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles.

The Fund may invest in companies of any size. As a result of its investment strategy, the Adviser may from time to time generate portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  China Risk. Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, nationalization of assets, limits on repatriation, and the effects of governmental control of markets. The Chinese economy and financial markets have experienced high levels of growth in recent years; any actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Investments in securities of Chinese companies are subject to China's heavy dependence on exports. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange

VICTORY SOPHUS China Fund Summary (continued)

transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Focused Investment Risk. Focusing investments in a particular market or economic sector (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in the market or sector may decline in value due to developments adversely affecting the market or sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the particular market or sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY SOPHUS China Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the Sophus China Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The predecessor fund's investment strategy and investment team changed on March 1, 2013. The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter First Quarter 2012 16.51%

Worst Quarter Third Quarter 2015 -20.38%

VICTORY SOPHUS China Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Year	Life of Class[1]
CLASS A SHARES
Before Taxes	-6.82%	5.99%	0.22%
After Taxes on Distributions	-6.82%	5.58%	-0.17%
After Taxes on Distributions and Sale of Fund Shares	-3.50%	4.54%	0.03%
CLASS C SHARES	-3.03%	6.47%	0.46%
CLASS R SHARES	-1.36%	6.89%	0.90%
CLASS Y SHARES	-0.85%	7.59%	1.61%
MSCI China Index (reflects no deduction for fees, expenses or taxes except foreign withholding taxes)	0.90%	5.02%	0.51%

1Inception date of Class A, Class C, Class R and Class Y is May 16, 2011.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's Sophus Capital ("Sophus") investment team (referred to as an investment franchise).

Investment Team

Michael Reynal is Chief Investment Officer of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2013.

Tony Chu, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since 2014.

Michael Ade, CFA, is a Portfolio Manager of Sophus and has been a portfolio manager of the Fund (including the predecessor fund) since January 2015.

VICTORY SOPHUS China Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

VICTORY INCORE Investment Quality Bond Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.39%	0.42%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.14%	1.92%	1.44%	0.94%
Fee Waiver/Expense Reimbursement[3]	-0.24%	-0.15%	-0.14%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.90%	1.77%	1.30%	0.66%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.90%, 1.77%, 1.30% and 0.66% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$290	$526	$786	$1,532
Class C	$280	$585	$1,019	$2,228
Class R	$132	$438	$770	$1,709
Class Y	$67	$264	$486	$1,122

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$180	$585	$1,019	$2,228

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148% of the average value of its portfolio.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in investment-grade debt securities. The Fund's debt securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 3 and 10 years but it may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price's sensitivity to changes in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of five years would be expected to fall approximately 5% if rates were to rise by one percentage point.

The Adviser regularly reviews the Fund's investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.

An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as "high-yield" securities or "junk bonds."

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund's assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Adviser may invest in loans of any maturity and credit quality.

The Adviser may invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

■  Currency Risk. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. The Fund, may, but will not necessarily, engage in forward foreign currency exchange transactions to attempt to protect against changes in currency exchange rates. The use of foreign currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative instruments, including futures and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Mortgage Dollar Rolls Risk. The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund's portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Underlying Investment Vehicle Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

■  When-Issued, TBA and Delayed Delivery Risk. The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Investment Quality Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 5.27%

Worst Quarter Second Quarter 2013 -2.92%

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	1.88%	2.17%	4.06%
After Taxes on Distributions	-0.07%	0.51%	2.44%
After Taxes on Distributions and Sale of Fund Shares	1.24%	1.01%	2.55%
CLASS C SHARES	2.12%	1.73%	3.47%
CLASS R SHARES	3.71%	2.18%	3.87%
CLASS Y SHARES	4.26%	2.76%	4.70%[1]
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%

1Inception date of the Class Y shares is May 12, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management ("INCORE") investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of INCORE and has been a Portfolio Manager of the Fund since July 29, 2016.

Richard A. Consul is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund July 29, 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of INCORE and has been a Portfolio Manager of the Fund since July 29, 2016.

James R. Kelts is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund since July 29, 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund since July 29, 2016.

VICTORY INCORE Investment Quality Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY INCORE Low Duration Bond Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.19%	0.20%	0.30%	0.18%
Total Annual Fund Operating Expenses	0.89%	1.65%	1.25%	0.63%
Fee Waiver/Expense Reimbursement[3]	-0.04%	-0.03%	0.00%	-0.01%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.85%	1.62%	1.25%	0.62%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.85%, 1.62%, 1.27% and 0.62% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$285	$473	$678	$1,270
Class C	$265	$517	$893	$1,951
Class R	$127	$397	$686	$1,511
Class Y	$63	$200	$350	$785

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$165	$517	$893	$1,951

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in debt securities. The Fund's debt securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).

The Adviser uses bond market sector allocation, comprehensive credit analysis, and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund's portfolio is expected to be between 1 to 3 years and an average maturity between 1 to 3 years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser regularly reviews the Fund's investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.

An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher or, if unrated, that has been determined by the Fund's investment team to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as "high-yield" securities or "junk bonds."

Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund's assets may be invested in foreign securities, which may be denominated in foreign currencies.

The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities. The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Adviser may invest in loans of any maturity and credit quality.

The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

■  Currency Risk. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. The Fund, may, but will not necessarily, engage in forward foreign currency exchange transactions to attempt to protect against changes in currency exchange rates. The use of foreign currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative instruments, including futures and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Mortgage Dollar Rolls Risk. The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund's portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

■  Underlying Investment Vehicle Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

■  When-Issued, TBA and Delayed Delivery Risk. The market value of the security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund's NAV. There is also the risk that a party fails to deliver the security on time or at all.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Low Duration Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 2.20%

Worst Quarter Second Quarter 2013 -0.92%

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Fund)
CLASS A SHARES
Before Taxes	-0.21%	0.79%	2.42%
After Taxes on Distributions	-0.63%	0.15%	1.53%
After Taxes on Distributions and Sale of Fund Shares	-0.12%	0.33%	1.52%
CLASS C SHARES	-0.06%	0.43%	1.85%
CLASS R SHARES	1.33%	0.78%	2.20%
CLASS Y SHARES	2.04%	1.44%	2.27%[1]
Bloomberg Barclays U.S. Government 1-3 Year Bond Index (reflects no deduction for fees, expenses or taxes)	0.87%	0.59%	2.18%

1Inception date of the Class Y shares is May 12, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc. ("Adviser") serves as the Fund's investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser's INCORE Capital Management ("INCORE") investment team (referred to as an investment franchise).

Investment Team

Edward D. Goard is a Managing Director and a Chief Investment Officer of INCORE and has been a Portfolio Manager of the Fund since July 2016.

Richard A. Consul is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund July 2016.

S. Brad Fush is a Director — Fixed Income Credit Research of INCORE and has been a Portfolio Manager of the Fund since July 2016.

James R. Kelts is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund since July 2016.

Gregory D. Oviatt is a Senior Portfolio Manager of INCORE and has been a Portfolio Manager of the Fund since July 2016.

VICTORY INCORE Low Duration Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY High Yield Fund Summary

Investment Objectives

The Fund seeks to provide current income. Capital appreciation is a secondary objective.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.33%	0.31%	0.35%	0.40%
Total Annual Fund Operating Expenses	1.18%	1.91%	1.45%	1.00%
Fee Waiver/Expense Reimbursement[3]	-0.18%	-0.21%	-0.10%	-0.24%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.00%	1.70%	1.35%	0.76%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35%, and 0.76% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY High Yield Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$300	$545	$815	$1,583
Class C	$273	$574	$1,007	$2,211
Class R	$137	$446	$780	$1,724
Class Y	$102	$313	$547	$1,222

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$173	$574	$1,007	$2,211

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 165% of the average value of its portfolio.

VICTORY High Yield Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as "high-yield" securities or "junk bonds") at the time of purchase or, if unrated, have been determined by Park Avenue Institutional Advisers LLC, the Fund's sub-adviser ("Park Avenue"), to be of comparable quality.

Park Avenue considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. Park Avenue considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be held by Fund. Some of the securities that the Fund buys and holds may be in default.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund invests, under normal circumstances, at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by Park Avenue to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, "payment-in-kind" securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.

The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund's assets will be invested in these types of securities.

The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

The Fund may invest in loans of any maturity and credit quality.

As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Currency Risk. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the

VICTORY High Yield Fund Summary (continued)

repatriation of foreign currencies. The Fund, may, but will not necessarily, engage in forward foreign currency exchange transactions to attempt to protect against changes in currency exchange rates. The use of foreign currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative instruments, including futures and credit default swap contracts, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities (including ADRs and GDRs) could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

VICTORY High Yield Fund Summary (continued)

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Portfolio Turnover Risk. Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed as ordinary income.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY High Yield Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2009 13.55%

Worst Quarter Fourth Quarter 2008 -12.45%

VICTORY High Yield Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	13.08%	5.53%	5.72%
After Taxes on Distributions	10.04%	2.67%	2.86%
After Taxes on Distributions and Sale of Fund Shares	7.28%	3.06%	3.22%
CLASS C SHARES	13.58%	5.21%	5.16%
CLASS R SHARES	14.78%	5.55%	5.51%
CLASS Y SHARES	15.72%	6.21%	9.10%[1]
Bloomberg Barclays U.S. Corporate High-Yield Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	7.45%

1Inception date of the Class Y shares is May 12, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2009.

Paul Gillin, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

John Blaney, CFA, co-portfolio manager, has managed the Fund (including the predecessor fund's) since May 2015.

VICTORY High Yield Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Tax-Exempt Fund Summary

Investment Objective

The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses	0.20%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.95%	1.71%	0.71%
Fee Waiver/Expense Reimbursement[3]	-0.15%	-0.11%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.80%	1.60%	0.69%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.60%, and 0.69% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Tax-Exempt Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$280	$478	$697	$1,326
Class C	$263	$525	$915	$2,008
Class Y	$70	$225	$393	$880

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$163	$525	$915	$2,008

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

VICTORY Tax-Exempt Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal income tax including the federal alternative minimum tax ("AMT"). Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among a diversified portfolio of investment-grade municipal obligations and will invest primarily in municipal securities with remaining maturities of between seven and 25 years. The Fund may, however, invest in municipal obligations with remaining maturities outside of that range based on its analysis of the market and the economy. As of March 31, 2017, the Fund's dollar weighted average maturity was 18.87 years; the Fund's dollar weighted average maturity may be substantially longer or shorter any time in the future.

Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval. For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Up to 20% of the value of the Fund's net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■  general obligation bonds, guaranteed by the issuer's full faith, credit, and taxing power;

■  specific obligation bonds, payable by a special tax or revenue source;

■  revenue bonds, supported by a revenue source related to the project being financed;

■  notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and

■  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group Baa3 or BBB-, respectively, or higher, or, if unrated, has been determined by Park Avenue to be of comparable quality. The Fund may invest up to 10% of its assets in below investment grade or unrated municipal obligations that Park Avenue determines to be of comparable quality. The Fund is not required to sell a bond that has been downgraded to below investment grade after the Fund acquires it, but the Fund's overall holdings in below investment grade bonds, including those that have been downgraded since the time of investment, generally will not exceed 20% of the Fund's assets.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if Park Avenue determines that the potential return from such investment justifies the additional risk.

VICTORY Tax-Exempt Fund Summary (continued)

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue Institutional Advisers LLC may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Tax-Exempt Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS Tax-Exempt Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2009 7.63%

Worst Quarter Fourth Quarter 2010 -5.36%

VICTORY Tax-Exempt Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	10 Years (or Life of Class)
CLASS A SHARES
Before Taxes	-3.33%	1.92%	3.39%
After Taxes on Distributions	-4.37%	1.58%	3.21%
After Taxes on Distributions and Sale of Fund Shares	0.16%	2.19%	3.38%
CLASS C SHARES	-3.11%	1.52%	2.80%
CLASS Y SHARES	-1.20%	2.47%	3.88%[1]
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

1Inception date of the Class Y shares is May 12, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

VICTORY Tax-Exempt Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income or alternative minimum tax purposes. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY High Income Municipal Bond Fund Summary

Investment Objectives

The Fund seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	0.25%	1.00%	NONE
Other Expenses	0.21%	0.23%	0.22%
Total Annual Fund Operating Expenses	0.96%	1.73%	0.72%
Fee Waiver/Expense Reimbursement[3]	-0.16%	-0.16%	-0.15%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.80%	1.57%	0.57%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.80%, 1.57%, and 0.57% of the Fund's Class A, Class C and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY High Income Municipal Bond Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$280	$480	$701	$1,336
Class C	$260	$525	$920	$2,024
Class Y	$58	$211	$382	$877

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$160	$525	$920	$2,024

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 49% of the average value of its portfolio.

VICTORY High Income Municipal Bond Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer's bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the "AMT")). Under normal circumstances at least 80% of the value of the Fund's net assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.

Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by Park Avenue to be of comparable quality), commonly known as "high yield" or "junk" bonds.

In selecting securities for the Fund, Park Avenue performs in-depth credit analysis of the issuer's creditworthiness and of the securities. Park Avenue attempts to identify securities paying attractive current income, and securities that it believes are undervalued.

Park Avenue considers the duration and the maturity of the Fund's portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.

For purposes of the fundamental policy stated above, the Fund will include borrowings for investment purposes when it calculates its net assets. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:

■  general obligation bonds, of state and local governments secured by the issuer's unlimited or limited taxing power;

■  specific obligation bonds, payable by a special tax or revenue source;

■  revenue bonds, supported by a revenue source related to the project being financed;

■  notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and

■  private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as "high yield" or "junk" bonds. A security will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund's investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security ("inverse floaters"). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.

The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance

VICTORY High Income Municipal Bond Fund Summary (continued)

agencies. This may make the Fund's investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund's net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund's investment team determines that the potential return from such investment justifies the additional risk.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows

VICTORY High Income Municipal Bond Fund Summary (continued)

generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY High Income Municipal Bond Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com.

Performance information for the Fund's Class A, Class C, and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, and Class Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Second Quarter 2011 5.30%
Worst Quarter Fourth Quarter 2016 -5.97%

VICTORY High Income Municipal Bond Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	Life of Class[1]
CLASS A SHARES
Before Taxes	-3.00%	3.34%	4.70%
After Taxes on Distributions	-3.02%	3.34%	4.69%
After Taxes on Distributions and Sale of Fund Shares	0.04%	3.55%	4.70%
CLASS C SHARES	-2.74%	2.97%	4.30%
CLASS Y SHARES	-0.81%	4.01%	5.21%
Bloomberg Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	0.25%	3.28%	4.17%
Bloomberg Barclays High Yield Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	2.99%	5.91%	6.64%

1Inception date of Class A, Class C and Class Y shares is December 31, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Douglas J. Gaylor, portfolio manager, has managed the Fund (including the predecessor fund) since 2014.

VICTORY High Income Municipal Bond Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE

For Class A and C Shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Floating Rate Fund Summary

Investment Objective

The Fund seeks to provide a high level of current income.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.21%	0.24%	0.38%	0.23%
Total Annual Fund Operating Expenses	1.11%	1.89%	1.53%	0.88%
Fee Waiver/Expense Reimbursement[3]	-0.11%	-0.09%	0.00%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	1.00%	1.80%	1.53%	0.78%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 1.00%, 1.80%, 1.56% and 0.78% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Floating Rate Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Assuming Redemption at End of Period

	1 Year	3 Years	5 Years	10 Years
Class A	$300	$532	$786	$1,512
Class C	$283	$583	$1,011	$2,202
Class R	$156	$483	$834	$1,824
Class Y	$80	$268	$475	$1,073

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$183	$583	$1,011	$2,202

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.

VICTORY Floating Rate Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") expects that most or all of the investments held by the Fund will typically be below investment grade.

Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or "float" periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.

Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer's management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.

Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.

Floating rate loans in which the Fund invests are expected to be "senior" loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.

The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Other debt obligations in which the Fund may invest include all types of debt instruments such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as "junk").

Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an

VICTORY Floating Rate Fund Summary (continued)

investment's volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue's ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase the Fund's operating expenses and decrease its net asset value.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

VICTORY Floating Rate Fund Summary (continued)

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Floating Rate Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter First Quarter 2012 4.22%
Worst Quarter Third Quarter 2011 -4.49%

VICTORY Floating Rate Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	Life of Class[1]
CLASS A SHARES
Before Taxes	10.05%	4.07%	4.24%
After Taxes on Distributions	7.72%	2.07%	2.25%
After Taxes on Distributions and Sale of Fund Shares	5.62%	2.23%	2.42%
CLASS C SHARES	10.57%	3.66%	3.83%
CLASS R SHARES	11.88%	3.98%	4.09%
CLASS Y SHARES	12.71%	4.72%	4.72%
S&P/LSTA U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	10.16%	5.11%	5.29%

1Inception date of Class A, Class C, Class R and Class Y shares is December 31, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

John Blaney, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Gillin, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014.

VICTORY Floating Rate Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

VICTORY Strategic Income Fund Summary

Investment Objectives

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.00%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%[2]	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses	0.32%	0.40%	0.43%	0.39%
Total Annual Fund Operating Expenses	1.17%	2.00%	1.53%	0.99%
Fee Waiver/Expense Reimbursement[3]	-0.22%	-0.26%	-0.19%	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement[3]	0.95%	1.74%	1.34%	0.74%

1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.

2The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as dividend and interest expenses on short sales, interest, taxes and brokerage commissions) do not exceed 0.95%, 1.74%, 1.34%, and 0.74% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Strategic Income Fund Summary (continued)

Fund Fees and Expenses (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$295	$537	$805	$1,568
Class C	$277	$596	$1,047	$2,301
Class R	$136	$460	$812	$1,803
Class Y	$76	$284	$516	$1,184

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$177	$596	$1,047	$2,301

Portfolio Turnover:

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

VICTORY Strategic Income Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. Park Avenue Institutional Advisers LLC, the Fund's sub-adviser, ("Park Avenue") allocates the Fund's investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.

Park Avenue selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.

Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.

The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by Park Avenue to be of comparable quality, sometimes referred to as "high yield" or "junk" bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody's Investors Service, Inc. and BB+ by Standard & Poor's Ratings Group, or lower or, if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.

The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund's assets that may be invested in obligations of issuers in any country or group of countries.

The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in "tax credit bonds" (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality.

The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund's sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Credit Derivatives Risk. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.

VICTORY Strategic Income Fund Summary (continued)

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Debt Securities Risk. The value of a debt security or other income-producing security changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

■  Derivatives Risk. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, and the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  High-Yield/Junk Bond Risk. Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by Park Avenue may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

■  Loan Risk. Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. They may be difficult to

VICTORY Strategic Income Fund Summary (continued)

value and may be illiquid. If the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund's rights to collateral may be limited by bankruptcy or insolvency laws. There may be limited public information available regarding the loan. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

■  Management Risk. Park Avenue may not execute the Fund's principal investment strategy effectively.

■  Mortgage- and Asset-backed Securities Risk. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

■  Municipal Obligations Risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

■  Underlying Investment Vehicle Risk. An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Strategic Income Fund Summary (continued)

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Strategic Income Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by Park Avenue Institutional Advisers LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

Best Quarter Third Quarter 2010 4.12%

Worst Quarter Second Quarter 2013 -2.71%

VICTORY Strategic Income Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2016)	1 Year	5 Years	Life of Class[1]
CLASS A SHARES
Before Taxes	4.05%	2.86%	4.11%
After Taxes on Distributions	2.87%	1.33%	2.46%
After Taxes on Distributions and Sale of Fund Shares	2.28%	1.55%	2.52%
CLASS C SHARES	4.46%	2.47%	3.72%
CLASS R SHARES	5.77%	2.85%	4.05%
CLASS Y SHARES	6.45%	3.51%	4.60%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	3.62%

1Inception date of Class A, Class C, Class R and Class Y shares is December 31, 2009.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

Park Avenue Institutional Advisers LLC

Investment Team

Kevin Booth, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

Robert J. Crimmins Jr. has been a co-portfolio manager of the Fund (including the predecessor fund) since its inception.

David J. Marmon has been a co-portfolio manager of the Fund (including the predecessor fund) since 2012.

Demetrios Tsaparas, CFA, has been a co-portfolio manager of the Fund (including the predecessor fund) since 2013.

Paul Jablansky has been a co-portfolio manager of the Fund (including the predecessor fund) since 2014.

VICTORY Strategic Income Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	NONE

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.

When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value ("NAV") after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Additional Information About the Funds — Principal Investment Strategies and Risks

Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the "Victory Funds" or, more simply, the "Funds".

The following section describes additional information about the principal investment strategies and principal risks that could adversely affect the value of a Fund's shares or its total return associated with the principal investment strategies the Fund will use under normal market conditions to pursue its investment objectives. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that a Fund's investment adviser (references to "adviser" are deemed to refer to a Fund's adviser and sub-adviser, as applicable) may use in managing the Funds. Each Fund may be subject to additional risks other than those described below and in the following pages because the types of investments made by each Fund can change over time. The SAI includes more information about the Funds, their investments, and the related risks.

The analysis of an investment by a Fund's adviser can be incorrect and the adviser's selection of investments can lead to a Fund's underperforming other funds with similar investment strategies. The adviser may not properly ascertain the appropriate mix of investments for any particular economic cycle. Keep in mind that for cash management purposes, a Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market and may cause the Fund to fail to meet its investment objective.

Unless otherwise stated in a Fund's Principal Investment Strategies or in the SAI, each Fund's investment objective and investment policy to invest under normal market conditions at least 80% of its net assets in the type of securities suggested by the Fund's name (if applicable) are each a non-fundamental policy and may be changed by the Board of Trustees upon 60 days' written notice to shareholders. For purposes of a Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

The following provides additional information about some of the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.

	Partners	Value	Large Cap Alpha	Investors	Global Natural Resources	Small Cap Growth	Select Growth	Mid Cap Growth	Growth	Science and Technology	Small Cap Equity	International
Cash Position Risk					X
China Risk
Concentration Risk					X					X
Credit Derivatives Risk
Currency Risk					X							X
Debt Securities Risk
Derivatives Risk
Emerging Market Risk					X							X
Equity Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X
High-Yield/Junk Bond Risk
Investment Style Risk	X	X	X	X	X	X	X	X	X	X	X
Large Capitalization Stock Risk			X						X
Leverage Risk
Limited Portfolio Risk	X	X	X	X	X		X
Liquidity Risk	X	X		X	X	X	X			X	X	X
Loan Risk
Management Risk	X	X	X	X	X	X	X	X	X	X	X	X
Mortgage- and Asset-backed Securities Risk
Municipal Obligations Risk
Natural Resources Investment Risk					X
Non-Diversified Risk				X	X
Portfolio Turnover Risk				X		X	X	X	X	X	X	X
Science and Technology Investment Risk										X
Small and/or Mid-sized Companies Risk	X	X	X	X	X	X	X	X	X	X	X	X
Stock Market Risk	X	X	X	X	X	X	X	X	X	X	X	X
Underlying Investment Vehicle Risk

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

	Global	Emerging Markets	Emerging Markets Small Cap	China	Investment Quality Bond	Low Duration Bond	High Yield	Tax- Exempt	High Income Municipal Bond	Floating Rate	Strategic Income
Cash Position Risk
China Risk				X
Concentration Risk
Credit Derivatives Risk					X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X			X	X
Debt Securities Risk					X	X	X	X	X	X	X
Derivatives Risk					X	X	X	X	X	X	X
Emerging Market Risk	X	X	X	X
Equity Securities Risk	X	X	X	X			X
Focused Investment Risk				X
Foreign Securities Risk	X	X	X	X	X	X	X			X	X
High-Yield/Junk Bond Risk					X	X	X	X	X	X	X
Investment Style Risk
Large Capitalization Stock Risk
Leverage Risk
Limited Portfolio Risk
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Loan Risk					X	X	X			X	X
Management Risk	X	X	X	X	X	X	X	X	X	X	X
Mortgage- and Asset-backed Securities Risk					X	X	X				X
Municipal Obligations Risk								X	X		X
Natural Resources Investment Risk
Non-Diversified Risk
Portfolio Turnover Risk	X	X	X	X	X	X	X
Science and Technology Investment Risk
Small and/or Mid-sized Companies Risk	X	X	X	X
Stock Market Risk	X	X	X	X
Underlying Investment Vehicle Risk					X	X					X

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Cash Position Risk

A Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. A Fund's adviser will determine the amount of a Fund's assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of a Fund's assets invested in cash and cash equivalents may at times exceed 25% of that Fund's net assets. To the extent a Fund holds assets in cash and otherwise uninvested, the ability of a Fund to meet its objective may be limited.

China Risk

Investments in the China region are subject to special risks, such as less developed or less efficient trading markets, currency fluctuations or blockage, and nationalization of assets. Investments in securities of Chinese companies are subject to China's heavy dependence on exports. The Chinese economy and financial markets have experienced high levels of growth, although that growth appears to have begun to slow in recent years; any additional actual or perceived reduction or curtailment in those levels of growth in the future would likely have a substantial adverse impact on the values of Chinese companies. Although the Chinese government has recently begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed. A small number of companies and industries represent a relatively large portion of the Chinese market as a whole. Monsoons and other natural disasters may cause substantial adverse economic effects, at least temporarily. Additional risks of investing in Chinese companies include: (i) the lack of a large market to engage in hedging transactions to minimize renminbi foreign exchange risk, (ii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iii) limitations on the use of brokers, (iv) certain Chinese government requirements which may restrict the Fund's investment opportunities (e.g., governmental controls on foreign investments and limitations on repatriation of invested capital).

Concentration Risk

The Science and Technology Fund and Global Natural Resources Funds will concentrate their investments in companies in a particular sector or in a particular group of industries as described in the Fund Summaries. When a Fund concentrates its investments in a particular sector or in a particular group of industries, financial, economic, business, and other developments affecting issuers in that sector or group of industries will have a greater effect on the Fund than if it had not concentrated its assets in that sector or group of industries. In addition, investors may buy or sell substantial amounts of a Fund's shares in response to factors affecting or expected to affect a sector or group of industries in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Credit Derivatives Risk

A Fund may enter into credit derivatives, such as credit default swaps and credit default index investments, including loan credit default swaps and loan credit default index swaps. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. These investments can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

"Investments and Risks" in the Statement of Additional Information. Credit derivatives are also subject to the risks discussed in "Derivatives Risk."

Currency Risk

Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and potentially the Fund's income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund's assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Debt Securities Risk

■  Interest rate risk is the risk that the value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer's credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.

■  Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

■  Reinvestment risk is the risk that when interest rates are declining, the interest income and prepayments on a security the Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

■  Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs such as Standard & Poor's (S&P), Fitch, Inc., and Moody's Investor Service (Moody's).

■  Liquidity risk is the risk that a lack of a ready market or restrictions on resale may limit the Fund's ability to sell a security at an advantageous time or price. Adverse market or economic

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

conditions, including rising interest rates, may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity. See also Liquidity Risk.

Derivatives Risk

Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. A Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or a Fund's portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.

The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the Securities and Exchange Commission has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Fund. If the proposed rule takes effect, it could limit the ability of the Fund to invest in derivatives.

Emerging Markets Risk

All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Countries in these markets are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes.

Equity Securities Risk

The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks, convertible securities, and depositary receipts, owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer's goods or services. The values of equity securities also may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The values of equity securities paying dividends at high rates may be more sensitive to changes in interest rates than are other equity securities. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund's investment team views as unfavorable for equity securities.

Certain Funds may at times have the opportunity to invest in securities offered in initial public offerings ("IPOs"). If the portfolio manager believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that each of the Funds will invest in the IPO, even if the security is one in which a Fund might not typically otherwise invest. It is possible, however, that a Fund will lose money on an investment in an IPO, even in such a case.

IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. For example, a Fund may not invest in an IPO if such an offering does not meet the specific investment criteria of that Fund. (In a case such as that described above, where the Adviser believes that a particular IPO is very likely to increase in value immediately after the initial offering, it is possible (although it will not necessarily be the case) that such a Fund would nonetheless invest in that IPO.)

Investments in IPOs may have a substantial beneficial effect on a Fund's investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more-limited, or no, investments in IPOs.

Focused Investment Risk

A Fund may focus its investments in companies in a particular market or sector. When a Fund focuses its investments in a particular market or sector, financial, economic, business, and other developments affecting issuers in that market or sector will have a greater effect on the Fund than if it had not focused its assets in that market or sector. In addition, investors may buy or sell substantial amounts of a Fund's shares in response to factors affecting or expected to affect a market or sector in which the Fund focuses its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Foreign Securities Risk

■  Foreign investments risk. Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Foreign securities markets may be subject to more or less governmental supervision than their U.S. counterparts.

■  Political risk. Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments more volatile than U.S. investments.

■  Liquidity risk. Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.

■  Currency risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.

■  Legal risk. Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.

High-yield/Junk Bond Risk

Lower-quality debt securities (commonly known as "high-yield" securities or "junk bonds") are predominantly speculative with respect to their capacity to pay interest and principal. They can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt securities. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in "Investments and Risks" in the Statement of Additional Information.

Investment Style Risk

Different types of securities such as growth style or value style securities tend to shift into and out of favor with investors depending on changes in market and economic conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Large Capitalization Stock Risk

Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Limited Portfolio Risk

A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.

Although certain of the Funds are "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), they may hold a smaller number of portfolio securities than many other mutual funds.

Liquidity Risk

Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of a Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and a Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of a Fund's investments and may lead to increased redemptions. Some securities held by a Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, a Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as a Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price a Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, a Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by a Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund's net asset value ("NAV").

Loan Risk

Investments in loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund's NAV. In certain circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law. The Fund's Adviser or Sub-Adviser may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Additional risks of investments in loans include:

■  Agent/Intermediary Risk — If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund's receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.

■  Collateral Impairment Risk — The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower's obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund's interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund's access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.

■  Subordination Risk — Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.

■  Limited Information Risk — Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund's investment team.

■  Settlement Risk — Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund's redemption obligations. In order to meet short-term liquidity needs, a Fund may draw on its cash or other short-term positions, maintain short-term liquid assets sufficient to meet reasonably anticipated redemptions, and maintain a credit facility.

Management Risk

The investment process used by a Fund's investment team may produce incorrect judgments about the value of a particular asset and may not produce the desired results.

Mortgage- and Asset-backed Securities Risk

Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Municipal Obligations Risk

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer's general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Adviser or Sub-Adviser.

Victory RS High Income Municipal Bond Fund may invest in residual interest bonds ("inverse floaters"). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund's investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Natural Resources Investment Risk

Investments in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. A Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

The Funds may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.

The manner and extent of a Fund's investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.

Non-Diversified Risk

Certain Funds are non-diversified and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in a Fund being more sensitive to the economic results of those issuing securities, and, as a result, gains and losses on a single investment may have a greater impact on these Funds' NAV and may make these Funds more volatile than more diversified funds.

Portfolio Turnover Risk

Portfolio turnover is not a principal consideration in investment decisions for the Funds, and the Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds' Total Annual Fund Operating Expenses set forth under "Fees and Expenses" but do have the effect of reducing a Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

Science and Technology Investment Risk

Investments in science technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Science and technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of technology investments generally. Science and technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company's profits or viability Science and technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of science and technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.

Small and/or Mid-sized Companies Risk

Small and mid-sized companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. In addition, such companies may have been recently organized and have little or no track record of success. Also, a Fund's adviser may not have had an opportunity to evaluate such newer companies' performance in adverse or fluctuating market conditions. The securities of small and mid-sized companies may trade less frequently and in smaller volume than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, both of which can cause significant price volatility. Some securities of smaller issuers may be illiquid or may be restricted as to resale.

Stock Market Risk

Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company's financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund. Consequently, a broad-based market drop may also cause a stock's price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the

Additional Information About the Funds — Principal Investment Strategies and Risks (continued)

markets may not favor a particular kind of security, including equity securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Underlying Investment Vehicle Risk

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange. The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Other Investment Policies and Risks

The Adviser may use other types of investment strategies in pursuing a Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies (unless otherwise indicated in the prior section of this Prospectus). Additional securities and techniques are described in the SAI.

RS Partners Fund, RS Value Fund, RS Large Cap Alpha Fund, and Global Natural Resources Fund

The Fund may at times invest a portion of its assets in debt securities and other income-producing securities of any quality.

RS Investors Fund

The Fund may invest any portion of its assets in debt securities and other income-producing securities.

The Fund will invest only in debt securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities or in other "investment-grade" debt securities. An investment grade security is one that is rated by Moody's Investors Service, Inc. or Standard & Poor's Rating Group, Baa or BBB, respectively, or higher or, if unrated, that has been determined by the investment team to be of comparable quality.

RS International Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund

The Fund may hold cash in U.S. dollars or foreign currencies. To attempt to protect against adverse changes in currency exchange rates, the Fund may use forward foreign currency exchange contracts.

Tax-Exempt Fund and High Income Municipal Bond Fund

The Fund may not purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry except that the Fund shall not be limited in its purchase of municipal obligations, as described in the Fund's Prospectus at the time.

Defensive Strategies

In times of unusual or adverse market, economic or political conditions, or when the Fund expects large redemptions, the Fund may, for temporary defensive purposes, invest a substantial portion of its assets in cash or cash equivalents. During these periods, the Fund's investments would not necessarily be consistent with its principal investment strategies. To the extent the Fund's Adviser or Sub-Adviser, as applicable, implements a temporary defensive strategy, the Fund may not achieve its investment objective. In addition, there is no guarantee that a defensive strategy, if employed will be successful.

Financial Futures Contracts

The Funds may enter into financial futures contracts, in which a Fund agrees to buy or sell certain financial instruments, currencies, or index units on a specified future date at a specified price or level of interest rate. If a Fund's adviser misjudges the direction of interest rates, markets, or foreign exchange rates, a Fund's overall performance could suffer. The risk of loss could be far greater than the investment made because a futures contract requires only a small deposit to take a large

Other Investment Policies and Risks (continued)

position. When a Fund has entered into financial futures contracts, a relatively small movement in market prices could have a substantial impact on a Fund, favorable or unfavorable.

Forward Foreign-Currency Exchange Contracts

A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund's counterparty to perform its obligation. The Funds may use these contracts to facilitate the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.

Illiquid Securities and Exempt Commercial Paper

Illiquid securities are subject to the risks described previously under Liquidity Risk. Some securities that are restricted as to resale under federal securities laws nonetheless are eligible for resale to institutional investors and may be treated by the Funds as liquid. If a Fund's adviser determines that these securities are liquid under guidelines adopted by the Board of Trustees, they may be purchased without regard to the illiquidity limits in the SAI. Similarly, the Funds typically treat commercial paper issued in reliance on an exemption from registration under federal securities laws as liquid.

Investment Companies

The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange. The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

Securities Lending

To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, high quality money market instruments or securities issued by the U.S. government or its agencies or instrumentalities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral. In determining whether to lend securities, the Adviser or the Fund's securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower

Options

The Funds may purchase or sell options to buy or sell securities, indexes of securities, financial futures contracts, or foreign currencies and foreign-currency futures. The owner of an option has the right to buy or sell the underlying instrument at a set price by a specified date in the future. The Funds may, but are not required to, use options to attempt to minimize the risk of the underlying

Other Investment Policies and Risks (continued)

investment and to manage exposure to changes in foreign currencies or otherwise to increase their returns. However, if the adviser misjudges the direction of the market for a security, a Fund could lose money by using options — more money than it would have lost by investing directly in the security.

REITs

The Funds may invest in real estate investment trusts ("REITs"). In a REIT, investments in a variety of real estate assets are pooled together so that shareholders receive income from rents and capital gains upon the sale of the underlying assets. Investments may be made in income-producing property or real estate loans, such as mortgages. The risks associated with investments in REITs are similar to those associated with direct investments in real estate, including volatility in the housing or commercial real estate market or other adverse economic conditions that affect real estate investments. A REIT that invests in real estate loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, including interest rate risk, and may be subject to defaults by borrowers and to self-liquidations.

Repurchase Agreements

The Funds may enter into repurchase agreements. These transactions must be fully collateralized at all times but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral. Risk of Substantial Redemptions If substantial numbers of shares in a Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. A Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them, resulting in a reduction in the Fund's NAV per share; in addition, a substantial reduction in the size of a Fund may make it difficult for the adviser to execute its investment program successfully for the Fund for a period following the redemptions. Similarly, the prices of the portfolio securities of a Fund might be adversely affected if one or more other investment accounts managed by the adviser in an investment style similar to that of the Fund were to experience substantial redemptions and those accounts were required to sell portfolio securities quickly or at an inopportune time.

U.S. Government Securities

U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.

When-issued or Delayed-delivery Transactions

A Fund may commit to purchase or sell particular securities, with payment and delivery to take place at a future date. These are known as when-issued or delayed-delivery transactions. If the counterparty fails to deliver a security the Fund has purchased on a when-issued or delayed delivery basis, there could be a loss as well as a missed opportunity to make an alternative investment. These transactions may create investment leverage.

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Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund's potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for a Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of each Fund. Your actual costs may be higher or lower.

Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the "Expenses") associated with your investment and (2) the difference (the "Impact on Return") between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.

Impact on Returns Example (continued)

Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory RS Partners Fund
Class A Shares
Expenses	$714	$150	$157	$163	$168	$174
Impact on Return	$740	$184	$201	$216	$233	$250
Class R Shares
Expenses	$184	$190	$195	$202	$209	$215
Impact on Return	$181	$196	$212	$228	$246	$265
Class Y Shares
Expenses	$114	$127	$134	$139	$144	$150
Impact on Return	$112	$130	$144	$156	$169	$183
Victory RS Value Fund
Class A Shares
Expenses	$700	$133	$139	$144	$150	$155
Impact on Return	$726	$167	$181	$196	$210	$226
Class C Shares
Expenses	$210	$221	$229	$235	$242	$249
Impact on Return	$207	$228	$247	$266	$286	$307
Class R Shares
Expenses	$172	$186	$195	$201	$208	$214
Impact on Return	$169	$192	$210	$227	$244	$263
Class Y Shares
Expenses	$108	$123	$131	$136	$141	$146
Impact on Return	$106	$126	$140	$152	$165	$178
Victory RS Investors Fund
Class A Shares
Expenses	$703	$149	$161	$166	$171	$178
Impact on Return	$729	$183	$203	$219	$236	$253
Class C Shares
Expenses	$210	$238	$252	$258	$265	$272
Impact on Return	$207	$245	$271	$291	$313	$335
Class R Shares
Expenses	$195	$201	$207	$214	$220	$227
Impact on Return	$192	$208	$224	$241	$260	$280
Class Y Shares
Expenses	$107	$126	$137	$141	$147	$152
Impact on Return	$105	$129	$146	$158	$171	$185

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Partners Fund
Class A Shares
Expenses	$180	$187	$193	$200	$2,286
Impact on Return	$268	$288	$309	$331	$3,020
Class R Shares
Expenses	$222	$229	$237	$244	$2,127
Impact on Return	$285	$306	$329	$352	$2,600
Class Y Shares
Expenses	$155	$161	$167	$174	$1,465
Impact on Return	$197	$213	$229	$247	$1,780
Victory RS Value Fund
Class A Shares
Expenses	$161	$166	$173	$179	$2,100
Impact on Return	$243	$261	$280	$300	$2,790
Class C Shares
Expenses	$256	$264	$271	$279	$2,456
Impact on Return	$330	$353	$379	$405	$3,008
Class R Shares
Expenses	$221	$229	$236	$243	$2,105
Impact on Return	$283	$304	$326	$350	$2,568
Class Y Shares
Expenses	$152	$158	$164	$170	$1,429
Impact on Return	$192	$208	$224	$241	$1,732
Victory RS Investors Fund
Class A Shares
Expenses	$184	$190	$196	$203	$2,301
Impact on Return	$272	$292	$313	$335	$3,035
Class C Shares
Expenses	$280	$287	$295	$302	$2,659
Impact on Return	$359	$384	$411	$439	$3,225
Class R Shares
Expenses	$234	$241	$248	$256	$2,243
Impact on Return	$301	$323	$346	$371	$2,746
Class Y Shares
Expenses	$158	$164	$170	$177	$1,479
Impact on Return	$200	$216	$232	$250	$1,792

Impact on Returns Example (continued)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory Global Natural Resources Fund
Class A Shares
Expenses	$717	$147	$152	$157	$163	$169
Impact on Return	$743	$182	$196	$211	$227	$244
Class C Shares
Expenses	$231	$240	$247	$254	$260	$267
Impact on Return	$228	$248	$267	$287	$309	$331
Class R Shares
Expenses	$177	$183	$188	$195	$201	$208
Impact on Return	$174	$188	$204	$220	$237	$255
Class Y Shares
Expenses	$117	$123	$128	$134	$139	$144
Impact on Return	$115	$127	$138	$150	$163	$176
Victory RS Small Cap Growth Fund
Class A Shares
Expenses	$709	$143	$149	$155	$160	$166
Impact on Return	$736	$177	$192	$207	$223	$240
Class C Shares
Expenses	$219	$230	$238	$245	$251	$258
Impact on Return	$216	$238	$257	$277	$297	$319
Class R Shares
Expenses	$173	$179	$184	$190	$197	$204
Impact on Return	$170	$184	$199	$215	$232	$250
Class Y Shares
Expenses	$115	$126	$133	$138	$143	$149
Impact on Return	$113	$129	$143	$155	$168	$181
Victory RS Select Growth Fund
Class A Shares
Expenses	$709	$144	$152	$156	$162	$168
Impact on Return	$736	$179	$194	$209	$225	$242
Class C Shares
Expenses	$221	$231	$239	$246	$252	$260
Impact on Return	$218	$239	$259	$278	$299	$320
Class R Shares
Expenses	$185	$191	$197	$203	$209	$216
Impact on Return	$182	$197	$213	$229	$247	$266
Class R6 Shares
Expenses	$108	$1,927	$2,079	$1,635	$1,287	$1,011
Impact on Return	$106	$2,089	$2,438	$2,063	$1,774	$1,556
Class Y Shares
Expenses	$116	$125	$132	$137	$142	$147
Impact on Return	$114	$129	$142	$154	$166	$180

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory Global Natural Resources Fund
Class A Shares
Expenses	$175	$181	$187	$194	$2,242
Impact on Return	$262	$281	$301	$323	$2,970
Class C Shares
Expenses	$275	$282	$290	$297	$2,643
Impact on Return	$354	$380	$406	$434	$3,244
Class R Shares
Expenses	$214	$221	$229	$236	$2,052
Impact on Return	$275	$295	$317	$341	$2,506
Class Y Shares
Expenses	$148	$155	$161	$167	$1,416
Impact on Return	$190	$205	$221	$238	$1,723
Victory RS Small Cap Growth Fund
Class A Shares
Expenses	$171	$178	$184	$190	$2,205
Impact on Return	$257	$276	$296	$317	$2,921
Class C Shares
Expenses	$265	$273	$281	$288	$2,548
Impact on Return	$342	$366	$392	$420	$3,124
Class R Shares
Expenses	$210	$217	$224	$231	$2,009
Impact on Return	$269	$289	$311	$334	$2,453
Class Y Shares
Expenses	$154	$160	$166	$173	$1,457
Impact on Return	$196	$211	$228	$245	$1,769
Victory RS Select Growth Fund
Class A Shares
Expenses	$174	$180	$186	$193	$2,224
Impact on Return	$260	$279	$299	$321	$2,944
Class C Shares
Expenses	$266	$274	$282	$289	$2,560
Impact on Return	$344	$368	$394	$421	$3,140
Class R Shares
Expenses	$223	$230	$238	$245	$2,137
Impact on Return	$286	$308	$330	$354	$2,612
Class R6 Shares
Expenses	$795	$625	$492	$386	$10,345
Impact on Return	$1,391	$1,271	$1,185	$1,126	$14,999
Class Y Shares
Expenses	$153	$159	$165	$172	$1,448
Impact on Return	$194	$210	$226	$244	$1,759

Impact on Returns Example (continued)

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6
Victory RS Mid Cap Growth Fund
Class A Shares
Expenses	$690	$125	$131	$137	$141	$146
Impact on Return	$717	$158	$173	$186	$200	$216
Class C Shares
Expenses	$214	$220	$227	$233	$240	$246
Impact on Return	$211	$228	$245	$264	$284	$305
Class R Shares
Expenses	$172	$177	$184	$189	$196	$202
Impact on Return	$169	$183	$198	$214	$231	$249
Class R6 Shares
Expenses	$96	$1,896	$2,059	$1,629	$1,289	$1,019
Impact on Return	$94	$2,051	$2,407	$2,047	$1,769	$1,557
Class Y Shares
Expenses	$97	$109	$115	$120	$125	$131
Impact on Return	$95	$111	$124	$135	$146	$158
Victory RS Growth Fund
Class A Shares
Expenses	$681	$117	$124	$129	$134	$139
Impact on Return	$707	$150	$165	$178	$191	$206
Class C Shares
Expenses	$196	$212	$222	$228	$235	$242
Impact on Return	$193	$219	$239	$258	$277	$298
Class R Shares
Expenses	$174	$184	$192	$198	$204	$211
Impact on Return	$171	$190	$207	$223	$241	$259
Class Y Shares
Expenses	$85	$98	$105	$109	$114	$118
Impact on Return	$83	$100	$112	$122	$132	$143
Victory RS Science & Technology Fund
Class A Shares
Expenses	$718	$150	$156	$162	$167	$173
Impact on Return	$744	$185	$200	$215	$232	$249
Class C Shares
Expenses	$231	$240	$248	$255	$261	$268
Impact on Return	$228	$249	$269	$289	$310	$332
Class R Shares
Expenses	$194	$200	$206	$212	$220	$226
Impact on Return	$191	$206	$223	$240	$259	$278
Class Y Shares
Expenses	$126	$135	$142	$147	$151	$158
Impact on Return	$124	$139	$152	$165	$178	$193

Impact on Returns Example (continued)

	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Mid Cap Growth Fund
Class A Shares
Expenses	$152	$158	$163	$170	$2,013
Impact on Return	$232	$249	$267	$286	$2,684
Class C Shares
Expenses	$254	$261	$269	$277	$2,441
Impact on Return	$327	$351	$376	$402	$2,993
Class R Shares
Expenses	$209	$216	$223	$230	$1,998
Impact on Return	$268	$288	$309	$332	$2,441
Class R6 Shares
Expenses	$807	$638	$504	$399	$10,336
Impact on Return	$1,397	$1,278	$1,193	$1,135	$14,928
Class Y Shares
Expenses	$135	$141	$146	$152	$1,271
Impact on Return	$171	$185	$200	$215	$1,540
Victory RS Growth Fund
Class A Shares
Expenses	$144	$150	$156	$161	$1,935
Impact on Return	$222	$238	$255	$274	$2,586
Class C Shares
Expenses	$249	$257	$264	$272	$2,377
Impact on Return	$320	$343	$367	$393	$2,907
Class R Shares
Expenses	$218	$225	$232	$240	$2,078
Impact on Return	$279	$300	$322	$345	$2,537
Class Y Shares
Expenses	$123	$128	$133	$140	$1,153
Impact on Return	$155	$168	$182	$196	$1,393
Victory RS Science & Technology Fund
Class A Shares
Expenses	$179	$185	$192	$198	$2,280
Impact on Return	$267	$287	$307	$329	$3,015
Class C Shares
Expenses	$276	$283	$291	$299	$2,652
Impact on Return	$356	$381	$407	$435	$3,256
Class R Shares
Expenses	$233	$240	$247	$255	$2,233
Impact on Return	$299	$321	$345	$369	$2,731
Class Y Shares
Expenses	$164	$170	$176	$182	$1,551
Impact on Return	$208	$225	$242	$260	$1,886

Management of the Funds

Each Fund has an Advisory Agreement with the Adviser. The Adviser is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. As of March 31, 2017, the Adviser managed or advised assets totaling in excess of $56.6 billion for individual and institutional clients. The Adviser's principal business address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Three Victory Capital investment franchises, RS Investments, Sophus Capital, and INCORE Capital Management, are responsible for the day-to-day investment management of certain Funds, which includes buying and selling securities, choosing broker-dealers (including broker-dealers that may be affiliated with the Adviser), and negotiating commissions. Other Funds are managed by investment sub-advisers, as set forth below.

The Sub-Advisers

The Adviser has entered into Sub-Advisory Agreements for certain Funds as follows:

Park Avenue Institutional Advisers LLC ("Park Avenue") serves as investment sub-adviser for each of High Yield Fund, Tax-Exempt Fund, High Income Municipal Bond Fund, Floating Rate Fund, and Strategic Income Fund. Park Avenue is responsible for the day-to-day investment management of these Funds. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly-owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America, a New York mutual insurance company. Located at 7 Hanover Square, New York, New York 10004, Park Avenue had approximately $1.9 billion in assets under management as of February 28, 2017.

SailingStone Capital Partners LLC ("SailingStone") serves as investment sub-adviser for the Global Natural Resources Fund. SailingStone is responsible for the day-to-day investment management of the Fund, SailingStone is a Delaware limited liability company that commenced operations on June 2, 2014 and has provided investment advisory services since 2014. SailingStone had approximately $6.0 billion in assets under management as of March 31, 2017. The principal business address of SailingStone is One California Street, Suite 3050, San Francisco, CA 94111.

A discussion of the Board's considerations in approving the Advisory and Sub-Advisory Agreements is included in the Funds' annual report to shareholders to be dated December 31, 2016. The table below sets forth the advisory fees (before waivers) paid by each Fund to the Adviser (including the adviser to the predecessor funds) during the fiscal year ended December 31, 2016. See "Fund Fees and Expenses" for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund.

Advisory Fees Paid (as a percentage of each Fund's average net assets)

Fund	Advisory Fee[1]
Victory RS Partners Fund	1.00%
Victory RS Value Fund	0.85%
Victory RS Large Cap Alpha Fund	0.50%
Victory RS Investors Fund	1.00%
Victory Global Natural Resources Fund	1.00%
Victory RS Small Cap Growth Fund	0.95%
Victory RS Select Growth Fund	1.00%

Management of the Funds (continued)

Fund	Advisory Fee[1]
Victory RS Mid Cap Growth Fund	0.85%
Victory RS Growth Fund	0.75%
Victory RS Science and Technology Fund	1.00%
Victory RS Small Cap Equity Fund	0.75%
Victory RS International Fund	0.80%
Victory RS Global Fund	0.80%
Victory Sophus Emerging Markets Fund	1.00%
Victory Sophus Emerging Markets Small Cap Fund	1.25%
Victory Sophus China Fund	1.10%
Victory INCORE Investment Quality Bond Fund	0.50%
Victory INCORE Low Duration Bond Fund	0.45%
Victory High Yield Fund	0.60%
Victory Tax-Exempt Fund	0.50%
Victory High Income Municipal Bond Fund	0.50%
Victory Floating Rate Fund	0.65%
Victory Strategic Income Fund	0.60%

From time to time, the Adviser may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.

Portfolio Management

Michael Ade, CFA

Michael Ade has been a portfolio manager of Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, and Victory Sophus China Fund (including their predecessor funds) since 2015. From 2012 to 2016, Mr. Ade was an investment professional with RS Investment Management (Singapore) Pte. Ltd., which was acquired by the Adviser in 2016. Prior to joining RS Management (Singapore) Pte. Ltd. in 2012, he was a portfolio manager for Principal Global Investors, where he served as a co-portfolio manager for diversified emerging markets and Asian equity strategies. Previously, he spent six years as a research analyst on Principal's international small cap team focusing on the Asia region. Mr. Ade is a CFA charterholder.

Stephen J. Bishop

Stephen J. Bishop has been a member of the RS Growth Team since 1996 and has been with the Adviser since 2016. Steve has been a co-portfolio manager and analyst of Victory RS Science and Technology Fund (including its predecessor fund) since 2001, Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. From 1996 to 2016, Mr. Bishop was a research analyst primarily covering the technology sector with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years.

Management of the Funds (continued)

John Blaney, CFA

John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) since 2013 and Victory High Yield Fund (including its predecessor fund) since 2015. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, Mr. Blaney spent three years as an investment analyst at MetLife. He is a CFA charterholder, and he is a member of the CFA Institute and the New York Society of Security Analysts.

Kevin Booth, CFA

Kevin Booth, CFA has been a co-portfolio manager of Victory High Yield Fund (including its predecessor fund) since 2009, and Victory Floating Rate Fund and Victory Strategic Income Fund (including their predecessor funds) since their inceptions. Mr. Booth has been a managing director of Guardian Life since 2009 and is co-head of the high yield and loan portfolio management group at Guardian Life. Within the high yield and corporate loan investment team, he is responsible for issuer and security selection for the Fund, as well as industry allocations. Prior to joining Guardian Life, Mr. Booth was a managing director at BlackRock/Merrill Lynch Investment Managers, and was co-head of BlackRock's leveraged finance business through January 2009, specializing in portfolios consisting of leveraged bank loans, high yield bonds, and distressed obligations. He joined Merrill Lynch Investment Managers in 1991.

Melissa Chadwick-Dunn

Melissa Chadwick-Dunn has been a member of RS Growth Team since 2001. She has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009, and Victory RS Growth Fund since 2009. From 2001 to 2016, she was an investment professional with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A.

Tony Chu, CFA

Tony Chu has been a portfolio manager of Victory RS China Fund (including its predecessor fund) since 2014. From 2012 to 2016, he was with RS Investments (Hong Kong) Limited, which was acquired by the Adviser in 2016. Prior to joining RS Investments (Hong Kong) Limited, he was a portfolio manager and analyst for Principal Global Investors where he specialized in the analysis of Hong Kong and Chinese companies. He also co-managed Hong Kong equity portfolios. Previously, Mr. Chu was an equities research analyst and associate portfolio manager with the Greater China team at INVESCO Hong Kong for five years. He also spent two years with AMP Ltd. in Sydney, Australia.

Christopher W. Clark, CFA

Christopher W. Clark has been a co-portfolio manager of Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Small Cap Equity Fund (including their predecessor funds) since 2014 and the RS Science and Technology since 2016. Mr. Clark has been with the Adviser since 2016. From 2007 to

Management of the Funds (continued)

2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark is a CFA charterholder.

Richard A. Consul, CFA

Mr. Consul is a Senior Portfolio Manager of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2010-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Prior to that, Mr. Consul was a foreign exchange currency trader and a futures/options trader specializing in crude oil for a commodities hedge fund portfolio. Mr. Consul is a CFA charterholder.

Robert J. Crimmins Jr.

Robert J. Crimmins has been a member of the investment team of Victory Strategic Income Fund (including its predecessor fund) since its inception. Mr. Crimmins has been a managing director of Guardian Life since 2004 and is co-head of the investment grade portfolio management group at Guardian Life. From 2001 to 2004, Mr. Crimmins was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life.

Tyler Dann II, CFA

Tyler Dann II has been a member of the RS Value Team since 2014 and has been responsible for the day-to-day management of the Victory RS Large Cap Alpha Fund since July 2016. From 2014 through 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to that, he was Portfolio Manager and Senior Research Analyst with Invesco Advisers, Inc., where he served as co-Portfolio Manager for the Invesco Charter Fund, the Invesco VI Core Equity Fund and the Invesco Energy Fund. He served as sector head for energy and basic materials for Invesco's U.S./Global Core Equity team. Previously, he was Senior Research Analyst at Banc of America Securities, where he led a research team making investment recommendations on integrated oil and refining stocks, as well as contributing to the firm's oil price forecast. Previously, Mr. Dann held various energy research positions at Credit Suisse First Boston and SBC Warburg. He is currently a director for the National Association of Petroleum Investment Analysts and is a CFA charterholder.

MacKenzie B. Davis, CFA

MacKenzie B. Davis has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2005*. Mr. Davis has been a Managing Partner of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, Mr. Davis was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2004, Mr. Davis spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. Mr. Davis is a CFA charterholder.

Maria Freund, CFA

Ms. Freund has been a portfolio manager of Victory RS Emerging Markets Small Cap Fund since 2015. She joined the Adviser in 2016 in connection with the Adviser's acquisition of RS Investments.

*Includes service as a member of the Fund's investment team at RS Investment Management Co. LLC, the investment adviser to the Fund's predecessor fund.

Management of the Funds (continued)

Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003.

S. Brad Fush, CFA

Mr. Fush is a Director — Fixed Income Credit Research of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Fush is a CFA charterholder.

Douglas J. Gaylor

Douglas J. Gaylor has been a co-portfolio manager of Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund (including their predecessor funds) since 2014. Mr. Gaylor is a managing director and the head of tax-exempt securities at Guardian Life. Prior to joining Guardian Life in 2014, he spent five years at Principal Global Investors, where he was director of municipal asset management. He also spent 14 years at The Dreyfus Corporation, where he ultimately served as lead portfolio manager of municipals. Previously, he was a municipal bond analyst, trader, and portfolio manager at PNC Bank-BlackRock and Wilmington Trust. He has more than 30 years of investment experience.

Paul Gillin, CFA

Paul Gillin has been a co-portfolio manager of Victory High Yield Fund and Victory Floating Rate Fund (including their predecessor funds) since 2014. He is a senior director and co-head of the high yield and loan portfolio management group at Guardian Life. Prior to joining Guardian in 2012, Mr. Gillin spent 13 years as a partner and high yield portfolio manager at Rogge Global Partners and its predecessor companies. Before that, he was vice president and portfolio manager with Saudi International Bank, where he participated in the initial development and management of collateralized bond obligation, collateralized loan obligation and leveraged high yield hedge fund products. Mr. Gillin also spent seven years as a managing director and portfolio manager at AIG Investment Advisers. Prior to joining AIG, he helped launch and was the initial portfolio manager for the MainStay High Yield Fund, managed by MacKay Shields Financial. Mr. Gillin is a CFA charterholder.

Edward D. Goard, CFA

Mr. Goard is a Chief Investment Officer of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. Mr. Goard has been with the Adviser since 2014. From 2007-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Goard is a CFA charterholder.

Robert J. Harris

Robert Harris is a member of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.

Management of the Funds (continued)

Paul Jablansky

Paul Jablansky has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2014. He is a managing director, head of fixed income strategy and investment grade research at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Mr. Jablansky was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Mr. Jablansky also served as a managing director at Banc of America Securities LLC from 2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994.

James R. Kelts, CFA

Mr. Kelts is a Senior Portfolio Manager of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2003-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Kelts is a CFA charterholder.

U-Wen Kok, CFA

U-Wen Kok is the Chief Investment Officer of the RS International Team and has been the portfolio manager of Victory RS Global Fund and Victory RS International Fund (including their predecessor funds) since 2013. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers Pension Plan Board. Ms. Kok is a CFA Charterholder.

Daniel Lang, M.D.

Daniel Lang is the Chief Investment Officer of the RS Value Team and has been responsible for the day-to-day management of Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. From 2009 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharmaceutical, and health care services globally. Previously, Mr. Lang was a portfolio manager at Farallon Capital Management covering biotech, medical device, pharma, and health care services globally. Previously, he was a senior associate at venture capital firm Brilleon Capital U.S. and the co-founder and CFO of Sapient Medical Group. Mr. Lang's 20 years of business and investment experience is preceded by a career practicing medicine. He was a post-doctoral research and clinical fellow in cardiology at the University of California, San Francisco. He was board certified in internal medicine and a Chief Medical Resident at Mount Sinai Hospital in New York.

Management of the Funds (continued)

Paul Leung, CFA

Paul Leung has been a co-portfolio manager of Victory RS Science and Technology Fund since 2016. Mr. Leung joined the Adviser in 2016 in connection with the Adviser's acquisition of RS Investments. Mr. Leung was a member of the RS Growth Team, as an analyst, since 2012. Prior to joining RS Investments in 2012, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA Charterholder.

Joseph M. Mainelli

Joseph Mainelli is a member of the RS Value Team and has been involved in the management of Victory RS Large Cap Alpha Fund (including its predecessor fund) since 2012, and Victory RS Partners Fund, Victory RS Value Fund and Victory RS Investors Fund (including their predecessor funds) since 2013. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.

David J. Marmon

David has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2012. Mr. Marmon is a managing director for Guardian Life and head of public fixed income investment strategy. He has over 20 years' experience in fixed income portfolio management with leadership positions in corporate credit, mortgage-backed securities as well as global developed and emerging markets. Prior to joining Guardian Life, he served as Head of Global Portfolios and US Core Portfolio Management at Fischer Francis Trees & Watts and held analyst and research positions at Chase, First Boston, and Yamaichi International in futures and options.

Gregory D. Oviatt, CFA

Mr. Oviatt is a Senior Portfolio Manager of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2000-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Oviatt is a CFA charterholder.

Michael Reynal

Michael Reynal is the Chief Investment Officer of Sophus Capital and has been a portfolio manager of Victory Sophus Emerging Markets Fund and Victory Sophus China Fund (including their predecessor funds) since 2013, and of Victory Sophus Emerging Markets Small Cap Fund (including its predecessor fund) since its inception. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.

Management of the Funds (continued)

Kenneth L. Settles Jr., CFA

Kenneth L. Settles has been responsible for the day-to-day management of Victory Global Natural Resources Fund (including its predecessor fund) since 2007*. Mr. Settles has been a Managing Partner of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, he was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Mr. Settles spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Mr. Settles is a CFA charterholder.

D. Scott Tracy, CFA

D. Scott Tracy is the Chief Investment Officer of the RS Growth Team and has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, and Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. From 2001 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy is a CFA Charterholder.

Demetrios Tsaparas, CFA

Demetrios Tsaparas has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2013. Mr. Tsaparas is a senior director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Mr. Tsaparas has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.

The SAI provides further information about the investment teams, including information regarding their compensation, other accounts they manage, and any ownership interests they may have in the Funds.

*Includes service as a member of the Fund's investment team at RS Investment Management Co. LLC, the investment adviser to the Fund's predecessor fund.

Investing with Victory

All you need open an account is to fill out an application.

If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. Choosing a Share Class will help you decide whether it would be more to your advantage to buy Class A, Class C, Class R, Class R6 or Class Y shares (as applicable for the Fund you are interested in purchasing). Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of the Funds. Note, this information will vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.

We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

Share Price

Each Fund calculates its share price, called its net asset value ("NAV"), each "business day" as of the close of regular trading on the New York Stock Exchange, Inc. ("NYSE"), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund's share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.

A Fund that invests primarily in fixed income securities reserves the right to close if the primary trading markets of the Fund's portfolio instruments are closed and the Fund's management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association ("SIFMA") recommends that government securities dealers close before the close of regular trading on the NYSE (the "Alternative Closing Time"), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open. The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

■  Trading in the security has been halted;

■  The market quotation for the security is clearly erroneous due to a clerical error;

■  The security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or

■  An event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security's actual market value in light of subsequent relevant information, and the security's opening price on the next trading day may be different from the fair value price assigned to the security.

Each class of shares of a Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.

You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-3863 or by visiting the Funds' website at VictoryFunds.com.

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.

Choosing a Share Class

CLASS A

■  Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.

■  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under Contingent Deferred Sales Charge Reductions for Class A and Class C Shares.

■  Class A shares also pay ongoing distribution and/or service (12b-1) fees.

■  Lower annual expenses than Class C or Class R shares.

CLASS C

■  No front-end sales charge. All your money goes to work for you right away.

■  A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within twelve months of their purchase. The CDSC may be waived or reduced in certain circumstances as discussed under Contingent Deferred Sales Charge Reductions for Class A and Class C Shares.

■  Class C shares also pay ongoing distribution and/or service (12b-1) fees.

■  Higher annual expenses than all other classes of shares.

CLASS R

■  No front-end sales charge or CDSC. All your money goes to work for you right away.

■  Class R shares pay ongoing distribution and/or service (12b-1) fees.

■  Class R shares are only available to certain investors.

■  Higher annual expenses than all classes except Class C shares.

CLASS R6

■  No front-end sales charge or CDSC. All your money goes to work for you right away.

■  Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.

■  Class R6 shares are only available to certain investors.

■  Lower annual expenses than all other classes of shares.

CLASS Y

■  No front-end sales charge or CDSC. All your money goes to work for you right away.

■  Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.

■  Class Y shares are only available to certain investors.

■  Lower annual expenses than Class A, Class C or Class R shares.

Choosing a Share Class (continued)

Share Classes

This Prospectus offers Class A, Class C, Class R, Class R6 and Class Y shares of the Funds. Not all Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders.

Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of a Fund, you must choose a share class.

Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.

The Funds currently offer only the classes of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares.

The Funds reserve the right, without notice, to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at their discretion.

A Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Your Investment Professional also can help you decide which share class is best for you. Investment Professionals and other intermediaries may charge fees for their services.

Choosing a Share Class (continued)

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Calculation of Sales Charges for Class A Shares

Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the "front-end sales load." The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A shares. The investment levels required to obtain a reduced sales charge are commonly referred to as "breakpoints."

All Class A purchases are subject to the terms described herein except for those purchases made through the an intermediary specified in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

In order to obtain a breakpoint discount, you must inform your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Funds or your Investment Professional may ask you for records or other information about other Victory Funds held in your accounts and linked accounts, including accounts opened with a different Investment Professional.

The current sales charge rates for Class A shares are listed below:

For all Funds except the Fixed Income Funds:

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%

1A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See Contingent Deferred Sales Charge Reductions for Class A and Class C Shares and Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Choosing a Share Class (continued)

Fixed Income Funds (Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, Victory Strategic Income Fund):

Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	2.00%	2.04%
$50,000 up to $99,999	1.75%	1.78%
$100,000 up to $249,999	1.50%	1.52%
$250,000 up to $499,999	1.25%	1.27%
$500,000 up to $999,999	1.00%	1.01%
$1,000,000 and above[1]	0.00%	0.00%

1A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See Contingent Deferred Sales Charge Reductions for Class A and Class C Shares and Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.

Sales Charge Reductions and Waivers for Class A Shares

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Victory Funds held in: (i) all accounts (e.g., retirement accounts) with the Victory Funds and your Investment Professional; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. In all instances, it is your responsibility to notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Different intermediaries may impose different sales loads. These variations are included in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated herein. In order to obtain waivers and discounts that are not available through your intermediary, you will have to purchase Fund shares directly from the Funds or through another intermediary.

You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Fund Pricing Policies.

You may reduce or eliminate the sales charge in the following cases:

1.  Purchases sufficient to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above).

There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.

Choosing a Share Class (continued)

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

2.  If you anticipate purchasing $50,000 or more of shares of a Fund, or in combination with Class A shares of other Victory Funds (excluding those Funds that do not impose a sales charge), within a 13-month period, you may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the "Letter") within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3.  Rights of Accumulation allow you to add the value of any Class A shares of a Fund that you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Class A shares (or those held by your spouse (including life partner) and your children under age 21), determined at the previous day's NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Rights of Accumulation, you or your Investment Professional must inform the Funds' transfer agent that the Rights apply each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification.

4.  The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5.  The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of a Fund, to reinvest all or part of the redemption proceeds in Class A shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in Class A shares within 90 days of a redemption of Class A shares.

6.  The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a.  Purchases of $1,000,000 or more.

b.  Purchases by:

i.  current and retired Victory Fund trustees or officers;

ii.  directors, trustees, employees, and family members of employees of the Adviser or "Affiliated Providers;"1 and

iii.  registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the "Distributor"), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;

Choosing a Share Class (continued)

c.  Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d.  Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e.  Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent.

f.  Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as "supermarkets").

g.  Purchases by financial intermediaries who have entered into an agreement with the Distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

h.  Investors that have an investment account with the Adviser.

i.  Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy.

j.  Individuals who reinvest the proceeds of redemptions from Class Y shares of a Victory Fund within 60 days of redemption.

You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.

Contingent Deferred Sales Charge (CDSC) for Class A Shares

A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within twelve months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.

More information is available in Contingent Deferred Sales Charge (CDSC) Reductions and Waivers for Class A and Class C Shares and Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.

Contingent Deferred Sales Charge (CDSC) for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within twelve months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

Choosing a Share Class (continued)

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Individual purchases of $1,000,000 and above will automatically be made in Class A shares of the Fund purchased.

More information is available in Contingent Deferred Sales Charge (CDSC) Reductions and Waivers for Class A and Class C Shares and Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.

Contingent Deferred Sales Charge (CDSC) Reductions and Waivers for Class A and Class C Shares

No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:

1.  To the extent that the shares redeemed:

a.  are no longer subject to the holding period for such shares;

b.  resulted from reinvestment of distributions; or

c.  were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;

2.  Following the death or post-purchase disability of:

a.  a registered shareholder on an account; or

b.  a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

3.  Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:

a.  required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;

b.  tax free returns of excess contributions or returns of excess deferral amounts;

c.  distributions on the death or disability of the account holder;

d.  distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or

e.  distributions as a result of separation of service;

4.  Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;

5.  In instances where the investor's dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;

6.  When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or

7.  Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.

Choosing a Share Class (continued)

Eligibility Requirements to Purchase Class R Shares

Class R shares may only be purchased by:

■  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

■  Fee-based investment products or accounts.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

■  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

Eligibility Requirements to Purchase Class Y Shares

Only Eligible Investors may purchase or exchange into Class Y shares of a Fund. Eligible Investors include the following:

■  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent.

■  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds who invest at least $2,500.

■  Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Funds.

■  Investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable financial intermediary's program.

■  Purchases by:

1.  current and retired Victory Fund trustees or officers.

2.  directors, trustees, employees, and family members of employees of the Adviser or "Affiliated Providers."*

3.  investment advisory clients of the Adviser.

4.  investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

*Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Trust.

Information About Fees

Distribution and Service Plan

In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A shares, Class C shares and Class R shares of the Funds.

Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund's Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Payments to Financial Intermediaries

Except with respect to Class R6 shares, the Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from a Fund. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets or the Adviser's or an affiliate's resources on sales of or investments in Class R6 shares.

How to Buy Shares

Certain Funds Closed to New Investors

RS Small Cap Growth Fund is currently offered (by purchase or exchange) only to existing shareholders and retirement plans, and investors purchasing shares through certain financial intermediaries. RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders. In addition, RS Small Cap Growth Fund and RS Small Cap Equity Fund are offered to employees of the Adviser and its affiliates and their family members and to current and former Trustees of the Trust and their family members. The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.

Opening an account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:

Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section "Important Fund Policies."

If your investment order is accepted by the Funds, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled "Share Price."

If you participate in a retirement plan that offers any of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your initial purchase

Make your check payable to the "Victory Funds." All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. All payments must be denominated in U.S. dollars.

Minimum investments

If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. If you would like to buy Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as

How to Buy Shares (continued)

discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase.

If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they reserve the right to reject initial investments under the minimum at their discretion.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

■  By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

■  By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

■  By Exchange

You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section "Exchanging Shares."

■  Via the Internet

If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House ("ACH") payment in order to execute online purchases.

■  By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

■  By Wire

You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

How to Buy Shares (continued)

Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

■  By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. (Please note that this plan is not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract.) We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.

Other purchase rules you should know

The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-3863
BY WIRE	Call 800-539-3863 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com

Keep these addresses handy for purchases, exchanges, or redemptions.

How to Buy Shares (continued)

If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account of Fund shares. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive a financial report from your Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class, of any other Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:

■  Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into the new share class.

■  To exchange between Victory Funds, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.

■  Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.

Before exchanging, you should read the Prospectus of the Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

Class C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

Processing your exchange/conversion

If your exchange request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled "Share Price" then your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus.

If your Fund shares are converted to a different share class, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's NAVs. Please contact your financial intermediary regarding the tax consequences of any conversion.

Requesting an exchange

You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

■  By Telephone

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.

■  By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.

■  Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

How to Exchange Shares (continued)

Other exchange rules you should know

The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

For information on how to exchange shares of a Fund that were purchased through your employer's retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

  BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

■  Mail a check to the address of record;

■  Wire funds to a previously designated domestic financial institution;

■  Mail a check to a previously designated alternate address; or

■  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

  BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

■  Your account registration has changed within the last 15 business days;

■  The check is not being mailed to the address on your account;

■  The check is not being made payable to the owner of the account;

■  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

■  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

  BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.

  BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.

How to Sell Shares (continued)

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. (Please note that this plan is not available to anyone who owns RS Large Cap Alpha Fund shares through a Value Guard variable annuity contract.) The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

■  Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

■  A Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

■  A Fund may suspend your right to redeem your shares in the following circumstances:

•  During non-routine closings of the NYSE;

•  When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

•  When the SEC orders a suspension to protect the Fund's shareholders.

■  A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund's net assets. The Funds reserve the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.

■  If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distribution and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.

Ordinarily, each Fund pays dividends annually, except for the Fixed Income Funds, which pay dividends monthly. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

INCOME EARNED OPTION

You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

DIRECTED DISTRIBUTIONS OPTION

In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.

DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Buying a dividend. You should check the Funds' distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.

Distribution and Taxes (continued)

Qualification as a Regulated Investment Company

Each Fund has elected, or intends to elect, and intends to qualify and be treated each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to meet all requirements that are necessary for it to be relieved of federal income taxes on income and gains it distributes to shareholders and to avoid the imposition of excise taxes. If a Fund were to fail to qualify as a regulated investment company, corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders would result. A Fund generally will distribute substantially all of its net income and net short-term and long-term capital gains on a current basis. Each Fund intends to make distributions sufficient to avoid imposition of an excise tax, although from time to time a Fund may choose to pay an excise tax where the cost of making the required distribution exceeds the amount of the tax.

Taxes on Dividends and Distributions

(The following summary does not apply to qualified retirement accounts (because tax is deferred until you withdraw your money) or tax-exempt investors. See below for more information about exempt-interest distributions from the Victory Tax-Exempt Fund and Victory High Income Municipal Bond Fund.) For federal income tax purposes, distributions of investment income (other than "exempt-interest dividends," described below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have held Fund shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year and that are properly reported by that Fund as capital gains dividends will be treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income, and shareholders will not be able to offset such distributions with capital losses that they recognize with respect to their other investments. Distributions of investment income designated by a Fund as derived from "qualified dividend income" ("QDI") will be taxed in the hands of individuals at the rate applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and the Fund levels. Dividends received by a Fund from a REIT generally will not constitute QDI. Distributions attributable to gain from the sale of master limited partnerships may be taxed as ordinary income. If Victory Strategic Income Fund invests in tax credit bonds and elects to pass the accompanying tax credits through to you, you will be treated as having received a distribution in money equal to your proportionate share of the amount of such credits and be permitted to take a credit against your U.S. federal income tax liability in the amount of the deemed distribution, subject to certain limitations imposed by the Code on such credits. Victory Strategic Income Fund has not decided whether it will pass such credits through to its shareholders or not. Distributions to you are taxable even if they are paid from income or gains earned by a Fund before you invested in the Fund (and thus were included in the price paid for the Fund shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year, the Trust will notify you of the amount and the tax status of distributions paid to you by each of the Funds for the preceding year.

Dividends paid by a Fund to a corporate shareholder may be eligible for the dividends received deduction. Dividends paid by Victory RS International Fund, Victory Sophus Emerging Markets Fund, Victory Sophus Emerging Markets Small Cap Fund, Victory Sophus China Fund, Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund and Victory Strategic Income Fund are not expected to be eligible for the corporate dividends

Distribution and Taxes (continued)

received deduction. Dividends paid by Victory INCORE Investment Quality Bond Fund, Victory INCORE Low Duration Bond Fund, Victory High Yield Fund, Victory Tax-Exempt Fund, Victory High Income Municipal Bond Fund, Victory Floating Rate Fund, and Victory Strategic Income Fund are not expected to be QDI. Dividends from the other Funds will be reported as QDI or as eligible for the dividends received deduction to the extent, if any, that they are attributable to QDI or to such dividends received by a Fund.

The Internal Revenue Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net gains recognized on the sale or exchange of shares of a Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

Distributions from Victory Tax-Exempt Fund

Victory Tax-Exempt Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends will be exempt income for federal income tax purposes whether received in the form of cash or additional shares. However, dividends from the Fund may not be entirely tax-exempt. Distributions of market discount and short-term capital gains, as well as dividends from taxable interest, will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains includible in net capital gain. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the alternative minimum tax ("AMT"). Note that all exempt-interest dividends paid to a corporate shareholder subject to the corporate AMT will be included in adjusted current earnings for purposes of the adjustment to the corporate AMT. If you are or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Tax-Exempt Fund. We also recommend that corporations consult their tax advisers about the implications of holding these shares.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Tax-Exempt Fund generally will not be deductible for federal income tax purposes.

Distributions from Victory High Income Municipal Bond Fund

Victory High Income Municipal Bond Fund expects to be eligible to distribute primarily exempt-interest dividends. These dividends generally will be exempt income for federal income tax purposes whether received in the form of cash or additional shares, but may be subject to state and local taxes, as well as the federal alternative minimum tax ("AMT"). Certain debt instruments in which the Fund is permitted to invest pay interest income subject to federal income tax. Distributions of market discount, short-term capital gains, and other taxable investment income will be taxable to you as ordinary income, and any distributions by the Fund of net long-term capital gains will generally be taxable to you as long-term capital gains. Distributions from the Fund may be subject to state and local taxes.

Early in the year, the Fund will provide you with information about the exempt-interest dividends you received during the preceding year. You must disclose this information on your federal tax return. The report also will state the amount that relates to private activity bonds which could be subject to the AMT. If the Fund invests substantially in private activity bonds, a substantial portion of

Distribution and Taxes (continued)

the fund's exempt-interest dividends will potentially be subject to the AMT and therefore not exempt from all federal income tax. Note that all exempt-interest dividends paid to a corporate shareholder will be included in adjusted current earnings for purposes of determining the corporation's adjusted minimum taxable income potentially subject to the AMT. If you are a corporate shareholder or an individual shareholder who is or will be subject to the AMT, please consult your tax adviser regarding the implications of holding shares in the Victory High Income Municipal Bond Fund.

If you receive Social Security or railroad retirement benefits, please consult your tax adviser and be aware that exempt-interest dividends will be considered for the purpose of determining to what extent your benefits will be taxed.

Interest on indebtedness you incurred to purchase or carry shares of Victory High Income Municipal Bond Fund generally will not be deductible for federal income tax purposes.

Taxes When You Sell or Exchange Your Shares

Any gains resulting from the sale or exchange of your shares in the Funds (including an exchange for shares of another Fund) will also generally be subject to federal income tax as capital gains. Shares held by you for more than one year will be taxable as long-term capital gains as described above. Shares held for less than one year will be taxable as short-term capital gains. A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in a Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of a Fund).

Foreign Investments

A Fund's investments in foreign securities may be subject to foreign withholding and other taxes on investment income or, in some cases, gain or proceeds from disposition of such securities. Foreign taxes decrease a Fund's yield on the subject securities. If at the end of a Fund's taxable year more than 50% of the value of its total assets consists of stocks or securities of foreign corporations, it will be eligible and may choose to pass through to its shareholders a credit or deduction for foreign taxes it has paid. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Other Investments

A Fund's investments in certain debt obligations, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund's short sales and investments in derivatives and ETFs could affect the amount, timing or character of distributions payable to, and thus, taxes payable by its shareholders.

Consult Your Tax Adviser About Other Possible Tax Consequences

This is a summary of certain federal tax consequences of investing in a Fund. You should consult your tax adviser for more information about your own tax situation, including possible foreign, state, and local taxes.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

■  Name;

■  Date of birth (for individuals);

■  Residential or business street address (although post office boxes are still permitted for mailing); and

■  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.

■  Change of name;

■  Add/change banking instructions;

■  Add/change beneficiaries;

■  Add/change authorized account traders;

■  Adding a Power of Attorney;

■  Add/change Trustee; and

■  Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring a Fund to hold more cash than it normally would.

Important Fund Policies (continued)

The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:

■  Employ "fair value" pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

■  Monitor for suspected market timing based on "short-term transaction" activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder's trading privileges (other than redemption of Fund shares) will be suspended.

We may make exceptions to the "short-term transaction" policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary's policy to deter short-term or excessive trading (i) if we believe that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction Funds' is part of a market timing strategy.

The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. Each Fund sends reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, VictoryFunds.com, and on the SEC's website, www.sec.gov.

Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

Important Fund Policies (continued)

Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, VictoryFunds.com, no earlier than the 15th day after the quarter end.

You can find a complete description of the Funds' policies and procedures with respect to disclosure of its portfolio securities in the Fund's SAI or on the Funds' website, VictoryFunds.com.

Performance

The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.

Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.

While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), member FINRA and SIPC, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, serves as distributor for the continuous offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

Citibank, N.A., 388 Greenwich St., New York, New York 10013, serves as the custodian of the Funds' investments and cash and settles trades made by the Funds.

Victory Capital Management Inc., 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144, also serves as the Funds' administrator and fund accountant.

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, serves as the Funds' sub-administrator and sub-fund accountant.

FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as the Funds' transfer agent and dividend disbursing agent.

Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the Funds' independent registered public accounting firm.

Morrison & Foerster LLP, 250 West 55th Street, New York, New York 10019, serves as legal counsel to the Funds.

Financial Highlights

The "Financial Highlights" tables below are intended to help you understand each Fund's financial performance for the past five fiscal years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. "Total Return" in the table represents the rate at which an investor would have made or lost money in an investment in the Fund (assuming the reinvestment of all distributions). No information is presented for Class R6 shares of the Funds as that share class is new as of the date of this Prospectus.

The financial highlights for each of the Funds for periods ending on or after December 31, 2016 have been audited by the Funds' independent registered public accounting firm, Ernst & Young LLP whose report, along with such Funds' financial statements, is included in the Funds' annual reports to shareholders, which are available on request, or online at VictoryFunds.com. The information for all periods prior to that date has been audited by a different independent registered public accounting firm.

The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, Class C, Class R and Class Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, Class C, Class K and Class Y shares, respectively, of the corresponding predecessor fund as indicated in the table below:

Victory Fund	Predecessor Fund
Victory RS Growth Fund	RS Growth Fund
Victory RS Mid Cap Growth Fund	RS Mid Cap Growth Fund
Victory RS Select Growth Fund	RS Select Growth Fund
Victory RS Small Cap Equity Fund	RS Small Cap Equity Fund
Victory RS Small Cap Growth Fund	RS Small Cap Growth Fund
Victory RS Science and Technology Fund	RS Technology Fund
Victory RS Investors Fund	RS Investors Fund
Victory RS Large Cap Alpha Fund	RS Large Cap Alpha Fund
Victory RS Partners Fund	RS Partners Fund
Victory RS Value Fund	RS Value Fund
Victory RS Global Fund	RS Global Fund
Victory RS International Fund	RS International Fund
Victory Sophus China Fund	RS China Fund
Victory Sophus Emerging Markets Fund	RS Emerging Markets Fund
Victory Sophus Emerging Markets Small Cap Fund	RS Emerging Markets Small Cap Fund
Victory Global Natural Resources Fund	RS Global Natural Resources Fund
Victory INCORE Investment Quality Bond Fund	RS Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund	RS Low Duration Bond Fund
Victory High Yield Fund	RS High Yield Fund
Victory Tax-Exempt Fund	RS Tax-Exempt Fund
Victory High Income Municipal Bond Fund	RS High Income Municipal Bond Fund
Victory Floating Rate Fund	RS Floating Rate Fund
Victory Strategic Income Fund	RS Strategic Income Fund

Financial Highlights

RS PARTNERS FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$26.89		$31.08		$40.09		$31.93	$29.28
Investment activities:
Net investment loss	(0.12	)(a)	(0.11	)(a)	(0.14	)(a)	(0.15)	(0.09)
Net realized and unrealized gains (losses) on investments	6.59		(3.22)		(1.52)		13.48	5.74
Total from investment activities	6.47		(3.33)		(1.66)		13.33	5.65
Distributions to shareholders:
Net realized gains from investments	(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Total distributions to shareholders	(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Net asset value, end of period	$31.58		$26.89		$31.08		$40.09	$31.93
Total return (excludes sales charge)	24.04%		(10.74)%		(3.85)%		42.15%	19.39%
Ratios/supplemental data:
Net assets at end of period (000)	$378,695		$475,722		$827,108		$1,335,819	$1,137,349
Ratio of net expenses to average net assets	1.45%		1.42%		1.45%		1.45%	1.45%
Ratio of net investment loss to average net assets	(0.44)%		(0.35)%		(0.35)%		(0.39)%	(0.21)%
Ratio of gross expenses to average net assets (b)	1.53%		1.42%		1.55%		1.51%	1.48%
Portfolio turnover	60%		42%		47%		49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS PARTNERS FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$25.57		$29.72		$38.82		$31.14	$28.75
Investment activities:
Net investment loss	(0.21	)(a)	(0.21	)(a)	(0.25	)(a)	(0.18)	(0.39)
Net realized and unrealized gains (losses) on investments	6.26		(3.08)		(1.50)		13.03	5.78
Total from investment activities	6.05		(3.29)		(1.75)		12.85	5.39
Distributions to shareholders:
Net realized gains from investments	(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Total distributions to shareholders	(1.78)		(0.86)		(7.35)		(5.17)	(3.00)
Net asset value, end of period	$29.84		$25.57		$29.72		$38.82	$31.14
Total return	23.64%		(11.09)%		(4.21)%		41.68%	18.84%
Ratios/supplemental data:
Net assets at end of period (000)	$2,452		$2,365		$4,321		$4,920	$3,770
Ratio of net expenses to average net assets	1.81%		1.81%		1.80%		1.79%	1.90%
Ratio of net investment loss to average net assets	(0.78)%		(0.74)%		(0.66)%		(0.73)%	(0.65)%
Ratio of gross expenses to average net assets (b)	1.81%		1.81%		1.88%		1.85%	1.93%
Portfolio turnover	60%		42%		47%		49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS PARTNERS FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$27.75		$31.95		$40.86	$32.38	$29.58
Investment activities:
Net investment income (loss)	(0.03	)(a)	(0.02	)(a)	0.01 (a)	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	6.81		(3.32)		(1.57)	13.75	5.78
Total from investment activities	6.78		(3.34)		(1.56)	13.69	5.80
Distributions to shareholders:
Net investment income	—		—		—	(0.04)	—
Net realized gains from investments	(1.78)		(0.86)		(7.35)	(5.17)	(3.00)
Total distributions to shareholders	(1.78)		(0.86)		(7.35)	(5.21)	(3.00)
Net asset value, end of period	$32.75		$27.75		$31.95	$40.86	$32.38
Total return	24.41%		(10.47)%		(3.53)%	42.68%	19.70%
Ratios/supplemental data:
Net assets at end of period (000)	$378,271		$542,595		$903,833	$969,934	$619,450
Ratio of net expenses to average net assets	1.12%		1.12%		1.11%	1.11%	1.16%
Ratio of net investment income (loss) to average net assets	(0.11)%		(0.05)%		0.04%	(0.04)%	0.13%
Ratio of gross expenses to average net assets (b)	1.22%		1.18%		1.18%	1.17%	1.19%
Portfolio turnover	60%		42%		47%	49%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS VALUE FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$28.33		$33.04		$34.76	$25.93	$23.04
Investment activities:
Net investment income (loss)	—	(a)(b)	(0.08	)(a)	0.25 (a)	(0.07)	0.26
Net realized and unrealized gains (losses) on investments	3.09		(1.98)		3.71	9.82	2.92
Total from investment activities	3.09		(2.06)		3.96	9.75	3.18
Distributions to shareholders:
Net investment income	(0.13)		—	(b)	(0.36)	(0.06)	(0.29)
Net realized gains from investments	(3.35)		(2.65)		(5.32)	(0.86)	—
Total distributions to shareholders	(3.48)		(2.65)		(5.68)	(0.92)	(0.29)
Capital contributions from prior custodian,net (see Note 7)	—	(b)	—		—	—	—
Net asset value, end of period	$27.94		$28.33		$33.04	$34.76	$25.93
Total return (excludes sales charge)	10.92	%(c)	(6.18)%		11.60%	37.68%	13.83%
Ratios/supplemental data:
Net assets at end of period (000)	$268,979		$352,205		$432,082	$642,364	$584,056
Ratio of net expenses to average net assets	1.30%		1.26%		1.29%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets	(0.01)%		(0.24)%		0.71%	(0.17)%	0.94%
Ratio of gross expenses to average net assets (d)	1.35%		1.26%		1.35%	1.35%	1.37%
Portfolio turnover	67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS VALUE FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$26.69		$31.54		$33.47		$25.13	$22.35
Investment activities:
Net investment loss	(0.21	)(a)	(0.32	)(a)	—	(a)	(0.35)	(0.04)
Net realized and unrealized gains (losses) on investments	2.88		(1.88)		3.52		9.55	2.94
Total from investment activities	2.67		(2.20)		3.52		9.20	2.90
Distributions to shareholders:
Net investment income	—		—		(0.13)		—	(0.12)
Net realized gains from investments	(3.35)		(2.65)		(5.32)		(0.86)	—
Total distributions to shareholders	(3.35)		(2.65)		(5.45)		(0.86)	(0.12)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—		—		—	—
Net asset value, end of period	$26.01		$26.69		$31.54		$33.47	$25.13
Total return (excludes contingent deferred sales charge)	10.01	%(c)	(6.92)%		10.75%		36.69%	12.98%
Ratios/supplemental data:
Net assets at end of period (000)	$19,943		$24,714		$30,568		$30,534	$25,402
Ratio of net expenses to average net assets	2.07%		2.04%		2.06%		2.03%	2.03%
Ratio of net investment income (loss) to average net assets	(0.78)%		(1.03)%		—	%(d)	(0.92)%	0.28%
Ratio of gross expenses to average net assets (e)	2.13%		2.04%		2.11%		2.11%	2.11%
Portfolio turnover	67%		55%		56%		48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  Less than 0.01%.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS VALUE FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$27.51		$32.29		$34.15	$25.54	$22.73
Investment activities:
Net investment income (loss)	(0.09	)(a)	(0.21	)(a)	0.13 (a)	(0.31)	0.21
Net realized and unrealized gains (losses) on investments	2.96		(1.92)		3.60	9.78	2.83
Total from investment activities	2.87		(2.13)		3.73	9.47	3.04
Distributions to shareholders:
Net investment income	—		—		(0.27)	—	(0.23)
Net realized gains from investments	(3.35)		(2.65)		(5.32)	(0.86)	—
Total distributions to shareholders	(3.35)		(2.65)		(5.59)	(0.86)	(0.23)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—		—	—	—
Net asset value, end of period	$27.03		$27.51		$32.29	$34.15	$25.54
Total return	10.45	%(c)	(6.54)%		11.15%	37.16%	13.38%
Ratios/supplemental data:
Net assets at end of period (000)	$1,670		$3,456		$4,412	$3,948	$4,116
Ratio of net expenses to average net assets	1.69%		1.65%		1.69%	1.68%	1.68%
Ratio of net investment income (loss) to average net assets	(0.34)%		(0.64)%		0.37%	(0.55)%	0.71%
Ratio of gross expenses to average net assets (d)	1.80%		1.65%		1.73%	1.70%	1.74%
Portfolio turnover	67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS VALUE FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$28.57		$33.23		$34.99	$26.09	$23.19
Investment activities:
Net investment income (loss)	0.08	(a)	(0.02	)(a)	0.38 (a)	0.02	0.43
Net realized and unrealized gains (losses) on investments	3.10		(1.99)		3.69	9.88	2.84
Total from investment activities	3.18		(2.01)		4.07	9.90	3.27
Distributions to shareholders:
Net investment income	—		—		(0.51)	(0.14)	(0.37)
Net realized gains from investments	(3.35)		(2.65)		(5.32)	(0.86)	—
Total distributions to shareholders	(3.35)		(2.65)		(5.83)	(1.00)	(0.37)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—		—	—	—
Net asset value, end of period	$28.40		$28.57		$33.23	$34.99	$26.09
Total return	11.14	%(c)	(5.99)%		11.85%	38.05%	14.12%
Ratios/supplemental data:
Net assets at end of period (000)	$260,818		$724,715		$821,479	$643,582	$469,314
Ratio of net expenses to average net assets	1.06%		1.06%		1.05%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	0.26%		(0.05)%		1.05%	0.08%	1.23%
Ratio of gross expenses to average net assets (d)	1.19%		1.11%		1.11%	1.14%	1.12%
Portfolio turnover	67%		55%		56%	48%	58%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS LARGE CAP ALPHA FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$50.98		$59.25	$59.06	$43.95	$38.48
Investment activities:
Net investment income (a)	0.40		0.50	0.55	0.45	0.67
Net realized and unrealized gains (losses) on investments	4.01		(1.74)	7.13	16.28	5.58
Total from investment activities	4.41		(1.24)	7.68	16.73	6.25
Distributions to shareholders:
Net investment income	(0.42)		(0.57)	(0.55)	(0.47)	(0.78)
Net realized gains from investments	(3.12)		(6.46)	(6.94)	(1.15)	—
Total distributions to shareholders	(3.54)		(7.03)	(7.49)	(1.62)	(0.78)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$51.86		$50.98	$59.25	$59.06	$43.95
Total return (excludes sales charge)	8.67	%(b)	(2.03)%	13.08%	38.17%	16.26%
Ratios/supplemental data:
Net assets at end of period (000)	$522,593		$556,204	$630,654	$618,893	$491,082
Ratio of net expenses to average net assets	0.89%		0.89%	0.92%	0.92%	0.98%
Ratio of net investment income to average net assets	0.79%		0.86%	0.89%	0.86%	1.59%
Ratio of gross expenses to average net assets (c)	0.92%		0.89%	0.92%	0.92%	0.98%
Portfolio turnover	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$45.80		$53.96	$54.43	$40.66	$35.63
Investment activities:
Net investment income (a)	—	(b)	0.03	0.04	0.02	0.30
Net realized and unrealized gains (losses) on investments	3.57		(1.58)	6.53	15.01	5.17
Total from investment activities	3.57		(1.55)	6.57	15.03	5.47
Distributions to shareholders:
Net investment income	(0.04)		(0.15)	(0.10)	(0.11)	(0.44)
Net realized gains from investments	(3.12)		(6.46)	(6.94)	(1.15)	—
Total distributions to shareholders	(3.16)		(6.61)	(7.04)	(1.26)	(0.44)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$46.22		$45.80	$53.96	$54.43	$40.66
Total return (excludes contingent deferred sales charge)	7.80	%(b)	(2.80)%	12.15%	37.06%	15.37%
Ratios/supplemental data:
Net assets at end of period (000)	$28,801		$33,608	$36,868	$34,506	$23,824
Ratio of net expenses to average net assets	1.69%		1.69%	1.73%	1.74%	1.75%
Ratio of net investment income (loss) to average net assets	(0.01)%		0.06%	0.08%	0.04%	0.78%
Ratio of gross expenses to average net assets (c)	1.71%		1.69%	1.73%	1.74%	1.75%
Portfolio turnover	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$50.93		$59.15	$58.97	$43.88	$38.42
Investment activities:
Net investment income (a)	0.23		0.29	0.31	0.25	0.53
Net realized and unrealized gains (losses) on investments	3.99		(1.74)	7.09	16.23	5.55
Total from investment activities	4.22		(1.45)	7.40	16.48	6.08
Distributions to shareholders:
Net investment income	(0.21)		(0.31)	(0.28)	(0.24)	(0.62)
Net realized gains from investments	(3.12)		(6.46)	(6.94)	(1.15)	—
Total distributions to shareholders	(3.33)		(6.77)	(7.22)	(1.39)	(0.62)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$51.83		$50.93	$59.15	$58.97	$43.88
Total return	8.30	%(b)	(2.38)%	12.62%	37.66%	15.84%
Ratios/supplemental data:
Net assets at end of period (000)	$10,631		$12,402	$16,458	$16,785	$13,911
Ratio of net expenses to average net assets	1.23%		1.26%	1.31%	1.31%	1.33%
Ratio of net investment income to average net assets	0.45%		0.49%	0.50%	0.48%	1.26%
Ratio of gross expenses to average net assets	1.23%		1.26%	1.31%	1.31%	1.33%
Portfolio turnover	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 7)

Financial Highlights

RS LARGE CAP ALPHA FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$50.82		$59.08	$58.92	$43.83	$38.38
Investment activities:
Net investment income (a)	0.51		0.62	0.71	0.59	0.77
Net realized and unrealized gains (losses) on investments	4.00		(1.74)	7.10	16.27	5.59
Total from investment activities	4.51		(1.12)	7.81	16.86	6.36
Distributions to shareholders:
Net investment income	(0.56)		(0.68)	(0.71)	(0.62)	(0.91)
Net realized gains from investments	(3.12)		(6.46)	(6.94)	(1.15)	—
Total distributions to shareholders	(3.68)		(7.14)	(7.65)	(1.77)	(0.91)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$51.66		$50.82	$59.08	$58.92	$43.83
Total return	8.89	%(b)	(1.82)%	13.34%	38.58%	16.58%
Ratios/supplemental data:
Net assets at end of period (000)	$31,840		$31,662	$189,850	$175,475	$134,114
Ratio of net expenses to average net assets	0.68%		0.68%	0.66%	0.65%	0.69%
Ratio of net investment income to average net assets	1.00%		1.05%	1.16%	1.13%	1.84%
Ratio of gross expenses to average net assets (c)	0.69%		0.68%	0.66%	0.65%	0.69%
Portfolio turnover	79%		39%	60%	48%	51%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INVESTORS FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$12.42	$12.95	$13.02	$8.96	$7.48
Investment activities:
Net investment income (loss) (a)	—(b)	(0.04)	0.14	(0.02)	0.12
Net realized and unrealized gains (losses) on investments	1.23	(0.49)	0.42	4.14	1.48
Total from investment activities	1.23	(0.53)	0.56	4.12	1.60
Distributions to shareholders:
Net investment income	—	—	(0.12)	—	(0.12)
Net realized gains from investments	—	—	(0.51)	(0.06)	—
Total distributions to shareholders	—	—	(0.63)	(0.06)	(0.12)
Net asset value, end of period	$13.65	$12.42	$12.95	$13.02	$8.96
Total return (excludes sales charge)	9.90%	(4.09)%	4.39%	46.04%	21.46%
Ratios/supplemental data:
Net assets at end of period (000)	$28,022	$41,556	$67,364	$35,159	$12,183
Ratio of net expenses to average net assets	1.33%	1.33%	1.32%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.02%	(0.28)%	1.04%	(0.23)%	1.42%
Ratio of gross expenses to average net assets (c)	1.56%	1.51%	1.52%	1.89%	2.28%
Portfolio turnover	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INVESTORS FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.67	$12.26	$12.40	$8.60	$7.16
Investment activities:
Net investment income (loss) (a)	(0.09)	(0.12)	0.02	(0.11)	0.05
Net realized and unrealized gains (losses) on investments	1.15	(0.47)	0.42	3.97	1.42
Total from investment activities	1.06	(0.59)	0.44	3.86	1.47
Distributions to shareholders:
Net investment income	—	—	(0.07)	—	(0.03)
Net realized gains from investments	—	—	(0.51)	(0.06)	—
Total distributions to shareholders	—	—	(0.58)	(0.06)	(0.03)
Net asset value, end of period	$12.73	$11.67	$12.26	$12.40	$8.60
Total return (excludes contingent deferred sales charge)	9.08%	(4.81)%	3.63%	44.94%	20.59%
Ratios/supplemental data:
Net assets at end of period (000)	$14,517	$21,654	$31,819	$6,473	$588
Ratio of net expenses to average net assets	2.07%	2.07%	2.07%	2.05%	2.05%
Ratio of net investment income (loss) to average net assets	(0.72)%	(1.01)%	0.18%	(0.99)%	0.62%
Ratio of gross expenses to average net assets (b)	2.35%	2.29%	2.29%	2.66%	3.31%
Portfolio turnover	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INVESTORS FUND (continued)
	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.73	$12.30	$12.43	$8.59	$7.16
Investment activities:
Net investment income (loss) (a)	(0.06)	(0.09)	0.06	(0.07)	0.09
Net realized and unrealized gains (losses) on investments	1.16	(0.48)	0.42	3.97	1.42
Total from investment activities	1.10	(0.57)	0.48	3.90	1.51
Distributions to shareholders:
Net investment income	—	—	(0.10)	—	(0.08)
Net realized gains from investments	—	—	(0.51)	(0.06)	—
Total distributions to shareholders	—	—	(0.61)	(0.06)	(0.08)
Net asset value, end of period	$12.83	$11.73	$12.30	$12.43	$8.59
Total return	9.38%	(4.63)%	3.90%	45.46%	21.04%
Ratios/supplemental data:
Net assets at end of period (000)	$1,314	$1,771	$2,077	$628	$211
Ratio of net expenses to average net assets	1.92%	1.84%	1.91%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets	(0.50)%	(0.78)%	0.47%	(0.66)%	1.17%
Ratio of gross expenses to average net assets (b)	1.92%	1.90%	1.97%	2.56%	3.22%
Portfolio turnover	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INVESTORS FUND (continued)

	Class Y Shares
	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.55	$13.05	$13.12	$9.01	$7.52
Investment activities:
Net investment income (a)	0.04	—	0.20	0.01	0.11
Net realized and unrealized gains (losses) on investments	1.24	(0.50)	0.41	4.17	1.53
Total from investment activities	1.28	(0.50)	0.61	4.18	1.64
Distributions to shareholders:
Net investment income	(0.01)	—	(0.17)	(0.01)	(0.15)
Net realized gains from investments	—	—	(0.51)	(0.06)	—
Total distributions to shareholders	(0.01)	—	(0.68)	(0.07)	(0.15)
Net asset value, end of period	$13.82	$12.55	$13.05	$13.12	$9.01
Total return	10.17%	(3.83)%	4.72%	46.45%	21.86%
Ratios/supplemental data:
Net assets at end of period (000)	$50,013	$80,290	$142,623	$71,743	$2,382
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	0.28%	(0.01)%	1.49%	0.04%	1.38%
Ratio of gross expenses to average net assets (b)	1.24%	1.21%	1.17%	1.44%	1.91%
Portfolio turnover	92%	50%	83%	128%	97%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$15.34		$24.81	$35.02	$36.60	$34.60
Investment activities:
Net investment loss (a)	(0.10)		(0.11)	(0.04)	(0.07)	(0.10)
Net realized and unrealized gains (losses) on investments	8.25		(9.36)	(7.97)	(0.20)	2.21
Total from investment activities	8.15		(9.47)	(8.01)	(0.27)	2.11
Distributions to shareholders:
Net investment income	—		—	(0.01)	—	—
Net realized gains from investments	—		—	(2.19)	(1.31)	(0.11)
Total distributions to shareholders	—		—	(2.20)	(1.31)	(0.11)
Capital contributions from prior custodian, net (see Note 7)	—(b)		—	—	—	—
Net asset value, end of period	$23.49		$15.34	$24.81	$35.02	$36.60
Total return (excludes sales charge)	53.13	%(c)	(38.17)%	(22.84)%	(0.60)%	6.10%
Ratios/supplemental data:
Net assets at end of period (000)	$545,778		$332,598	$620,030	$1,254,213	$1,561,862
Ratio of net expenses to average net assets	1.48%		1.45%	1.47%	1.43%	1.45%
Ratio of net investment loss to average net assets	(0.51)%		(0.52)%	(0.10)%	(0.18)%	(0.27)%
Ratio of gross expenses to average net assets (d)	1.48%		1.45%	1.48%	1.46%	1.52%
Portfolio turnover	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.21		$23.17	$33.14	$34.98	$33.30
Investment activities:
Net investment loss (a)	(0.24)		(0.27)	(0.29)	(0.34)	(0.33)
Net realized and unrealized gains (losses) on investments	7.62		(8.69)	(7.48)	(0.19)	2.12
Total from investment activities	7.38		(8.96)	(7.77)	(0.53)	1.79
Distributions to shareholders:
Net investment income	—		—	(0.01)	—	—
Net realized gains from investments	—		—	(2.19)	(1.31)	(0.11)
Total distributions to shareholders	—		—	(2.20)	(1.31)	(0.11)
Capital contributions from prior custodian, net (see Note 7)	—(b)		—	—	—	—
Net asset value, end of period	$21.59		$14.21	$23.17	$33.14	$34.98
Total return (excludes contingent deferred sales charge)	51.94	%(c)	(38.67)%	(23.41)%	(1.37)%	5.38%
Ratios/supplemental data:
Net assets at end of period (000)	$30,789		$26,501	$63,193	$128,948	$147,154
Ratio of net expenses to average net assets	2.28%		2.25%	2.23%	2.21%	2.14%
Ratio of net investment loss to average net assets	(1.32)%		(1.33)%	(0.86)%	(0.95)%	(0.96)%
Ratio of gross expenses to average net assets (d)	2.31%		2.25%	2.24%	2.24%	2.21%
Portfolio turnover	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.68		$23.82	$33.86	$35.57	$33.74
Investment activities:
Net investment loss (a)	(0.15)		(0.18)	(0.16)	(0.18)	(0.22)
Net realized and unrealized gains (losses) on investments	7.89		(8.96)	(7.68)	(0.22)	2.16
Total from investment activities	7.74		(9.14)	(7.84)	(0.40)	1.94
Distributions to shareholders:
Net investment income	—		—	(0.01)	—	—
Net realized gains from investments	—		—	(2.19)	(1.31)	(0.11)
Total distributions to shareholders	—		—	(2.20)	(1.31)	(0.11)
Capital contributions from prior custodian, net (see Note 7)	—(b)		—	—	—	—
Net asset value, end of period	$22.42		$14.68	$23.82	$33.86	$35.57
Total return	52.72	%(c)	(38.37)%	(23.12)%	(0.98)%	5.75%
Ratios/supplemental data:
Net assets at end of period (000)	$4,611		$3,427	$4,929	$7,596	$8,892
Ratio of net expenses to average net assets	1.74%		1.78%	1.84%	1.79%	1.80%
Ratio of net investment loss to average net assets	(0.80)%		(0.85)%	(0.47)%	(0.51)%	(0.64)%
Ratio of gross expenses to average net assets (d)	1.74%		1.78%	1.85%	1.82%	1.87%
Portfolio turnover	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL NATURAL RESOURCES FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net Asset Value, Beginning of Period	$15.80		$25.48	$35.76	$37.23	$35.10
Investment activities:
Net investment income (loss) (a)	(0.04)		(0.05)	0.09	0.06	0.04
Net realized and unrealized gains (losses) on investments	8.52		(9.63)	(8.17)	(0.22)	2.25
Total from investment activities	8.48		(9.68)	(8.08)	(0.16)	2.29
Distributions to shareholders:
Net investment income	—		—	(0.01)	—	(0.05)
Net realized gains from investments	—		—	(2.19)	(1.31)	(0.11)
Total distributions to shareholders	—		—	(2.20)	(1.31)	(0.16)
Capital contributions from prior custodian, Net (See Note 7)	—(b)		—	—	—	—
Net asset value, end of period	$24.28		$15.80	$25.48	$35.76	$37.23
Total return	53.67	%(c)	(37.99)%	(22.56)%	(0.29)%	6.52%
Ratios/supplemental data:
Net assets at end of period (000)	$1,300,024		$1,174,590	$2,230,527	$3,396,743	$2,422,758
Ratio of net expenses to average net assets	1.15%		1.14%	1.13%	1.12%	1.06%
Ratio of net investment income (loss) to average net assets	(0.19)%		(0.21)%	0.24%	0.14%	0.12%
Ratio of gross expenses to average net assets (d)	1.17%		1.14%	1.14%	1.15%	1.13%
Portfolio turnover	29%		33%	34%	39%	36%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP GROWTH FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$64.73	$65.53	$63.68	$46.71	$40.70
Investment activities:
Net investment loss (a)	(0.55)	(0.74)	(0.71)	(0.64)	(0.43)
Net realized and unrealized gains on investments	1.13	0.80	6.64	23.37	6.44
Total from investment activities	0.58 (b)	0.06	5.93	22.73	6.01
Distributions to shareholders:
Net investment income	—	—	(0.57)	(0.86)	—
Net realized gains from investments	—	(0.86)	(3.51)	(4.90)	—
Total distributions to shareholders	—	(0.86)	(4.08)	(5.76)	—
Net asset value, end of period	$65.31	$64.73	$65.53	$63.68	$46.71
Total return (excludes sales charge)	0.90%	0.08%	9.36%	49.22%	14.77%
Ratios/supplemental data:
Net assets at end of period (000)	$481,125	$767,304	$618,656	$499,282	$523,193
Ratio of net expenses to average net assets	1.40%	1.40%	1.38%	1.35%	1.35%
Ratio of net investment loss to average net assets	(0.92)%	(1.07)%	(1.12)%	(1.12)%	(0.94)%
Ratio of gross expenses to average net assets (c)	1.45%	1.41%	1.42%	1.41%	1.48%
Portfolio turnover	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$58.90	$60.15	$58.84	$43.78	$38.38
Investment activities:
Net investment loss (a)	(0.90)	(1.15)	(1.09)	(1.09)	(0.66)
Net realized and unrealized gains on investments	0.97	0.76	6.08	21.79	6.06
Total from investment activities	0.07 (b)	(0.39)	4.99	20.70	5.40
Distributions to shareholders:
Net investment income	—	—	(0.17)	(0.74)	—
Net realized gains from investments	—	(0.86)	(3.51)	(4.90)	—
Total distributions to shareholders	—	(0.86)	(3.68)	(5.64)	—
Net asset value, end of period	$58.97	$58.90	$60.15	$58.84	$43.78
Total return (excludes contingent deferred sales charge)	0.12%	(0.67)%	8.52%	47.86%	14.07%
Ratios/supplemental data:
Net assets at end of period (000)	$13,035	$20,878	$11,792	$6,608	$1,881
Ratio of net expenses to average net assets	2.16%	2.16%	2.15%	2.27%	1.97%
Ratio of net investment loss to average net assets	(1.67)%	(1.67)%	(1.88)%	(1.98)%	(1.56)%
Ratio of gross expenses to average net assets (c)	2.22%	2.22%	2.29%	2.32%	2.10%
Portfolio turnover	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$61.27	$62.28	$60.77	$44.85	$39.29
Investment activities:
Net investment loss (a)	(0.68)	(0.93)	(0.94)	(0.90)	(0.64)
Net realized and unrealized gains on investments	1.04	0.78	6.29	22.38	6.20
Total from Investment Activities	0.36 (b)	(0.15)	5.35	21.48	5.56
Distributions to shareholders:
Net investment income	—	—	(0.33)	(0.66)	—
Net realized gains from investments	—	(0.86)	(3.51)	(4.90)	—
Total distributions to shareholders	—	(0.86)	(3.84)	(5.56)	—
Net asset value, end of period	$61.63	$61.27	$62.28	$60.77	$44.85
Total return	0.59%	(0.26)%	8.86%	48.45%	14.15%
Ratios/supplemental data:
Net assets at end of period (000)	$5,371	$5,241	$2,621	$1,782	$1,056
Ratio of net expenses to average net assets	1.70%	1.75%	1.84%	1.87%	1.88%
Ratio of net investment loss to average net assets	(1.20)%	(1.41)%	(1.58)%	(1.62)%	(1.46)%
Ratio of gross expenses to average net assets (c)	1.70%	1.75%	1.88%	1.92%	2.01%
Portfolio turnover	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP GROWTH FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$66.32	$67.04	$65.06	$47.65	$41.38
Investment activities:
Net investment loss (a)	(0.39)	(0.56)	(0.54)	(0.52)	(0.24)
Net realized and unrealized gains on investments	1.16	0.81	6.79	23.90	6.51
Total from investment activities	0.77 (b)	0.25	6.25	23.38	6.27
Distributions to shareholders:
Net investment income	(0.01)	(0.11)	(0.76)	(1.07)	—
Net realized gains from investments	—	(0.86)	(3.51)	(4.90)	—
Total distributions to shareholders	(0.01)	(0.97)	(4.27)	(5.97)	—
Net asset value, end of period	$67.08	$66.32	$67.04	$65.06	$47.65
Total return	1.16%	0.36%	9.65%	49.63%	15.15%
Ratios/supplemental data:
Net assets at end of period (000)	$1,379,669	$1,576,927	$504,974	$285,659	$92,121
Ratio of net expenses to average net assets	1.13%	1.13%	1.11%	1.11%	1.01%
Ratio of net investment loss to average net assets	(0.64)%	(0.79)%	(0.84)%	(0.85)%	(0.52)%
Ratio of gross expenses to average net assets (c)	1.21%	1.18%	1.13%	1.17%	1.14%
Portfolio turnover	91%	94%	104%	115%	106%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SELECT GROWTH FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$43.54	$47.80	$49.57	$36.52	$30.79
Investment activities:
Net investment loss (a)	(0.32)	(0.41)	(0.52)	(0.50)	(0.25)
Net realized and unrealized gains on investments	3.30	0.24	1.08	14.27	5.98
Total from investment activities	2.98	(0.17)	0.56	13.77	5.73
Distributions to shareholders:
Net realized gains from investments	(1.48)	(4.09)	(2.33)	(0.72)	—
Total distributions to shareholders	(1.48)	(4.09)	(2.33)	(0.72)	—
Net asset value, end of period	$45.04	$43.54	$47.80	$49.57	$36.52
Total return (excludes sales charge)	6.85%	(0.38)%	1.16%	37.79%	18.61%
Ratios/supplemental data:
Net assets at end of period (000)	$170,825	$237,899	$284,499	$438,084	$192,954
Ratio of net expenses to average net assets	1.40%	1.40%	1.38%	1.35%	1.35%
Ratio of net investment loss to average net assets	(0.74)%	(0.84)%	(1.08)%	(1.14)%	(0.72)%
Ratio of gross expenses to average net assets (b)	1.47%	1.44%	1.43%	1.45%	1.55%
Portfolio turnover (c)	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$39.97	$44.57	$46.73	$34.74	$29.51
Investment activities:
Net investment loss (a)	(0.60)	(0.74)	(0.83)	(0.82)	(0.47)
Net realized and unrealized gains on investments	3.00	0.23	1.00	13.53	5.70
Total from investment activities	2.40	(0.51)	0.17	12.71	5.23
Distributions to shareholders:
Net realized gains from investments	(1.48)	(4.09)	(2.33)	(0.72)	—
Total distributions to shareholders	(1.48)	(4.09)	(2.33)	(0.72)	—
Net asset value, end of period	$40.89	$39.97	$44.57	$46.73	$34.74
Total return (excludes contingent deferred sales charge)	6.04%	(1.17)%	0.39%	36.67%	17.72%
Ratios/supplemental data:
Net assets at end of period (000)	$63,841	$82,838	$86,025	$88,208	$21,322
Ratio of net expenses to average net assets	2.18%	2.18%	2.16%	2.16%	2.15%
Ratio of net investment loss to average net assets	(1.52)%	(1.62)%	(1.85)%	(1.94)%	(1.43)%
Ratio of gross expenses to average net assets (b)	2.23%	2.20%	2.25%	2.26%	2.35%
Portfolio turnover (c)	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$39.93	$44.40	$46.38	$34.43	$29.30
Investment activities:
Net investment loss (a)	(0.46)	(0.59)	(0.71)	(0.71)	(0.57)
Net realized and unrealized gains on investments	3.01	0.21	1.06	13.38	5.70
Total from investment activities	2.55	(0.38)	—	12.67	5.13
Distributions to shareholders:
Net realized gains from investments	(1.48)	(4.09)	(2.33)	(0.72)	—
Total distributions to shareholders	(1.48)	(4.09)	(2.33)	(0.72)	—
Net asset value, end of period	$41.00	$39.93	$44.40	$46.38	$34.43
Total return	6.39%	(0.88)%	0.78%	36.89%	17.51%
Ratios/supplemental data:
Net assets at end of period (000)	$1,440	$1,843	$1,239	$1,052	$302
Ratio of net expenses to average net assets	1.82%	1.90%	1.89%	1.92%	2.31%
Ratio of net investment loss to average net assets	(1.17)%	(1.30)%	(1.57)%	(1.71)%	(1.75)%
Ratio of gross expenses to average net assets (b)	1.82%	1.90%	1.97%	2.02%	2.51%
Portfolio turnover (c)	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS SELECT GROWTH FUND (continued)

Class R6 Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$46.65
Investment activities:
Net investment loss (b)	(0.03)
Net realized and unrealized gains on investments	1.02
Total from investment activities	0.99
Distributions to shareholders:
Net realized gains from investments	(1.48)
Total distributions to shareholders	(1.48)
Net asset value, end of period	$46.16
Total return (c)	2.15%
Ratios/supplemental data:
Net assets at end of period (000)	$51
Ratio of net expenses to average net assets (d)	1.06%
Ratio of net investment loss to average net assets (d)	(0.43)%
Ratio of gross expenses to average net assets (d) (e)	26.37%
Portfolio turnover (c) (f)	89%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS SELECT GROWTH FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$44.47	$48.61	$50.24	$36.90	$31.02
Investment activities:
Net investment loss (a)	(0.21)	(0.29)	(0.39)	(0.39)	(0.13)
Net realized and unrealized gains on investments	3.37	0.24	1.09	14.45	6.01
Total from investment activities	3.16	(0.05)	0.70	14.06	5.88
Distributions to shareholders:
Net realized gains from investments	(1.48)	(4.09)	(2.33)	(0.72)	—
Total distributions to shareholders	(1.48)	(4.09)	(2.33)	(0.72)	—
Net asset value, end of period	$46.15	$44.47	$48.61	$50.24	$36.90
Total return	7.13%	(0.12)%	1.42%	38.19%	18.96%
Ratios/supplemental data:
Net assets at end of period (000)	$287,970	$402,965	$474,596	$462,256	$96,440
Ratio of net expenses to average net assets	1.14%	1.14%	1.12%	1.09%	1.07%
Ratio of net investment loss to average net assets	(0.49)%	(0.58)%	(0.81)%	(0.87)%	(0.37)%
Ratio of gross expenses to average net assets (b)	1.20%	1.18%	1.18%	1.19%	1.27%
Portfolio turnover (c)	89%	86%	96%	105%	112%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS MID CAP GROWTH FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$20.29	$20.14	$18.83	$13.07	$11.38
Investment activities:
Net investment loss (a)	(0.07)	(0.08)	(0.15)	(0.12)	(0.08)
Net realized and unrealized gains on investments	1.10	0.23	1.46	5.88	1.77
Total from investment activities	1.03	0.15	1.31	5.76	1.69
Net asset value, end of period	$21.32	$20.29	$20.14	$18.83	$13.07
Total return (excludes sales charge)	5.08%	0.74%	6.96%	44.07%	14.85%
Ratios/supplemental data:
Net assets at end of period (000)	$231,056	$196,437	$104,407	$78,612	$55,023
Ratio of net expenses to average net assets	1.20%	1.23%	1.29%	1.28%	1.34%
Ratio of net investment loss to average net assets	(0.35)%	(0.39)%	(0.81)%	(0.78)%	(0.60)%
Ratio of gross expenses to average net assets (b)	1.27%	1.31%	1.38%	1.45%	1.51%
Portfolio turnover (c)	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$18.61	$18.64	$17.56	$12.30	$10.81
Investment activities:
Net investment loss (a)	(0.23)	(0.25)	(0.28)	(0.24)	(0.18)
Net realized and unrealized gains on investments	1.00	0.22	1.36	5.50	1.67
Total from investment activities	0.77	(0.03)	1.08	5.26	1.49
Net asset value, end of period	$19.38	$18.61	$18.64	$17.56	$12.30
Total return (excludes contingent deferred sales charge)	4.14%	(0.16)%	6.15%	42.76%	13.78%
Ratios/supplemental data:
Net assets at end of period (000)	$24,618	$26,793	$13,040	$4,851	$2,071
Ratio of net expenses to average net assets	2.11%	2.11%	2.10%	2.14%	2.30%
Ratio of net investment loss to average net assets	(1.25)%	(1.30)%	(1.61)%	(1.63)%	(1.52)%
Ratio of gross expenses to average net assets (b)	2.11%	2.11%	2.22%	2.31%	2.47%
Portfolio turnover (c)	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$19.22	$19.18	$18.01	$12.56	$11.00
Investment activities:
Net investment loss (a)	(0.16)	(0.18)	(0.24)	(0.19)	(0.15)
Net realized and unrealized gains on investments	1.03	0.22	1.41	5.64	1.71
Total from investment activities	0.87	0.04	1.17	5.45	1.56
Net asset value, end of period	$20.09	$19.22	$19.18	$18.01	$12.56
Total return	4.53%	0.21%	6.50%	43.39%	14.18%
Ratios/supplemental data:
Net assets at end of period (000)	$1,486	$1,740	$1,681	$1,451	$797
Ratio of net expenses to average net assets	1.69%	1.74%	1.79%	1.77%	1.92%
Ratio of net investment loss to average net assets	(0.84)%	(0.93)%	(1.31)%	(1.27)%	(1.18)%
Ratio of gross expenses to average net assets (b)	1.69%	1.74%	1.85%	1.94%	2.09%
Portfolio turnover (c)	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

Class R6 Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$21.30
Investment activities:
Net investment income (b)	— (c)
Net realized and unrealized gains on investments	0.60
Total from investment activities	0.60
Net asset value, end of period	$21.90
Total return (d)	2.82%
Ratios/supplemental data:
Net assets at end of period (000)	$60
Ratio of net expenses to average net assets (e)	0.94%
Ratio of net investment loss to average net assets	(0.02)%
Ratio of gross expenses to average net assets (e) (f)	25.90%
Portfolio turnover (d) (g)	138%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS MID CAP GROWTH FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$20.79	$20.58	$19.19	$13.29	$11.54
Investment activities:
Net investment loss (a)	(0.02)	(0.03)	(0.10)	(0.09)	(0.02)
Net realized and unrealized gains on investments	1.13	0.24	1.49	5.99	1.77
Total from investment activities	1.11	0.21	1.39	5.90	1.75
Net asset value, end of period	$21.90	$20.79	$20.58	$19.19	$13.29
Total return	5.34%	1.02%	7.24%	44.39%	15.16%
Ratios/supplemental data:
Net assets at end of period (000)	$168,936	$173,629	$73,672	$18,814	$8,241
Ratio of net expenses to average net assets	0.95%	0.97%	1.04%	1.05%	1.07%
Ratio of net investment loss to average net assets	(0.10)%	(0.15)%	(0.53)%	(0.55)%	(0.13)%
Ratio of gross expenses to average net assets (b)	1.05%	1.08%	1.11%	1.23%	1.24%
Portfolio turnover (c)	138%	120%	154%	119%	110%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

RS GROWTH FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$17.49		$18.01		$19.33	$13.46	$11.77
Investment activities:
Net investment loss	(0.02	)(a)	(0.03	)(a)	(0.07)	(0.07)	— (b)
Net realized and unrealized gains on investments	0.36		0.74		2.02	5.94	1.69
Total from investment activities	0.34		0.71		1.95	5.87	1.69
Distributions to shareholders:
Net realized gains from investments	(1.39)		(1.23)		(3.27)	—	—
Total distributions to shareholders	(1.39)		(1.23)		(3.27)	—	—
Net asset value, end of period	$16.44		$17.49		$18.01	$19.33	$13.46
Total return (excludes sales charge)	1.86%		3.94%		9.98%	43.61%	14.36%
Ratios/supplemental data:
Net assets at end of period (000)	$189,921		$204,027		$210,508	$208,309	$95,563
Ratio of net expenses to average net assets	1.10%		1.10%		1.14%	1.26%	1.37%
Ratio of net investment loss to average net assets	(0.09)%		(0.18)%		(0.39)%	(0.49)%	(0.01)%
Ratio of gross expenses to average net assets (c)	1.20%		1.19%		1.21%	1.26%	1.37%
Portfolio turnover	123%		105%		136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GROWTH FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$15.73		$16.45		$18.06	$12.70	$11.20
Investment activities:
Net investment income (loss)	(0.14	)(a)	(0.17	)(a)	(0.15)	0.20	(0.02)
Net realized and unrealized gains on investments	0.31		0.68		1.81	5.16	1.52
Total from investment activities	0.17		0.51		1.66	5.36	1.50
Distributions to shareholders:
Net realized gains from investments	(1.39)		(1.23)		(3.27)	—	—
Total distributions to shareholders	(1.39)		(1.23)		(3.27)	—	—
Net asset value, end of period	$14.51		$15.73		$16.45	$18.06	$12.70
Total return (excludes contingent deferred sales charge)	1.05%		3.09%		9.07%	42.20%	13.39%
Ratios/supplemental data:
Net assets at end of period (000)	$8,487		$11,553		$13,300	$10,415	$756
Ratio of net expenses to average net assets	1.93%		1.93%		1.97%	2.15%	2.32%
Ratio of net investment loss to average net assets	(0.93)%		(1.02)%		(1.21)%	(1.39)%	(0.92)%
Ratio of gross expenses to average net assets (b)	2.06%		2.02%		2.06%	2.16%	2.32%
Portfolio turnover	123%		105%		136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GROWTH FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$16.65		$17.31		$18.80	$13.18	$11.59
Investment activities:
Net investment loss	(0.11	)(a)	(0.14	)(a)	(0.17)	(0.10)	(0.16)
Net realized and unrealized gains on investments	0.34		0.71		1.95	5.72	1.75
Total from investment activities	0.23		0.57		1.78	5.62	1.59
Distributions to shareholders:
Net realized gains from investments	(1.39)		(1.23)		(3.27)	—	—
Total distributions to shareholders	(1.39)		(1.23)		(3.27)	—	—
Net asset value, end of period	$15.49		$16.65		$17.31	$18.80	$13.18
Total return	1.29%		3.28%		9.36%	42.64%	13.72%
Ratios/supplemental data:
Net assets at end of period (000)	$1,054		$979		$1,249	$1,340	$674
Ratio of net expenses to average net assets	1.71%		1.71%		1.71%	1.74%	1.94%
Ratio of net investment loss to average net assets	(0.69)%		(0.80)%		(0.97)%	(1.11)%	(0.63)%
Ratio of gross expenses to average net assets (b)	1.77%		1.79%		1.81%	1.84%	1.94%
Portfolio turnover	123%		105%		136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GROWTH FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$17.87	$18.33	$19.56	$13.60	$11.85
Investment activities:
Net investment income (loss)	0.03 (a)	0.02 (a)	(0.04)	(0.09)	(0.05)
Net realized and unrealized gains on investments	0.37	0.75	2.08	6.05	1.80
Total from investment activities	0.40	0.77	2.04	5.96	1.75
Distributions to Shareholders:
Net realized gains from investments	(1.39)	(1.23)	(3.27)	—	—
Total distributions to shareholders	(1.39)	(1.23)	(3.27)	—	—
Net asset value, end of period	$16.88	$17.87	$18.33	$19.56	$13.60
Total return	2.16%	4.20%	10.33%	43.82%	14.77%
Ratios/supplemental data:
Net assets at end of period (000)	$25,107	$38,301	$37,757	$25,968	$4,800
Ratio of net expenses to average net assets	0.83%	0.83%	0.86%	0.98%	1.13%
Ratio of net investment income (loss) to average net assets	0.17%	0.10%	(0.10)%	(0.24)%	0.49%
Ratio of gross expenses to average net assets (b)	0.95%	0.95%	0.91%	0.98%	1.13%
Portfolio turnover	123%	105%	136%	101%	93%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SCIENCE AND TECHNOLOGY FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$17.35		$18.13	$20.38	$16.95	$16.54
Investment activities:
Net investment loss (a)	(0.22)		(0.19)	(0.24)	(0.23)	(0.20)
Net realized and unrealized gains on investments	2.64		1.26	1.30	7.76	1.56
Total from investment activities	2.42		1.07	1.06	7.53	1.36
Distributions to shareholders:
Net investment income	—		—	—	(0.04)	—
Net realized gains from investments	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total distributions to shareholders	(2.28)		(1.85)	(3.31)	(4.10)	(0.95)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$17.49		$17.35	$18.13	$20.38	$16.95
Total return (excludes sales charge)	13.80	%(c)	5.89%	5.26%	45.59%	8.30%
Ratios/supplemental data:
Net assets at end of period (000)	$105,041		$109,201	$134,534	$156,011	$123,343
Ratio of net expenses to average net assets	1.51%		1.49%	1.51%	1.49%	1.59%
Ratio of net investment loss to average net assets	(1.24)%		(1.01)%	(1.21)%	(1.15)%	(1.11)%
Ratio of gross expenses to average net assets (d)	1.52%		1.49%	1.51%	1.49%	1.59%
Portfolio turnover	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SCIENCE AND TECHNOLOGY FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$15.25		$16.27	$18.77	$15.96	$15.74
Investment activities:
Net investment loss (a)	(0.31)		(0.29)	(0.37)	(0.37)	(0.33)
Net realized and unrealized gains on investments	2.30		1.12	1.18	7.24	1.50
Total from investment activities	1.99		0.83	0.81	6.87	1.17
Distributions to shareholders:
Net realized gains from investments	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total distributions to shareholders	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$14.96		$15.25	$16.27	$18.77	$15.96
Total return (excludes contingent deferred sales charge)	12.87	%(c)	5.08%	4.38%	44.30%	7.51%
Ratios/supplemental data:
Net assets at end of period (000)	$10,332		$11,160	$12,745	$16,402	$15,660
Ratio of net expenses to average net assets	2.32%		2.28%	2.36%	2.34%	2.36%
Ratio of net investment loss to average net assets	(2.05)%		(1.79)%	(2.06)%	(2.00)%	(1.88)%
Ratio of gross expenses to average net assets (d)	2.32%		2.28%	2.36%	2.34%	2.36%
Portfolio turnover	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SCIENCE AND TECHNOLOGY FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$15.91		$16.85	$19.26	$16.24	$15.96
Investment activities:
Net investment loss (a)	(0.26)		(0.25)	(0.32)	(0.32)	(0.28)
Net realized and unrealized gains on investments	2.41		1.16	1.22	7.40	1.51
Total from investment activities	2.15		0.91	0.90	7.08	1.23
Distributions to shareholders:
Net realized gains from investments	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total distributions to shareholders	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$15.78		$15.91	$16.85	$19.26	$16.24
Total return	13.41	%(c)	5.38%	4.74%	44.82%	7.79%
Ratios/supplemental data:
Net assets at end of period (000)	$1,394		$1,281	$1,367	$1,438	$1,077
Ratio of net expenses to average net assets	1.91%		1.93%	2.03%	2.02%	2.08%
Ratio of net investment loss to average net assets	(1.63)%		(1.45)%	(1.73)%	(1.68)%	(1.60)%
Ratio of gross expenses to average net assets (d)	1.91%		1.93%	2.03%	2.02%	2.08%
Portfolio turnover	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SCIENCE AND TECHNOLOGY FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$18.08		$18.78	$20.93	$17.32	$16.82
Investment activities:
Net investment loss (a)	(0.18)		(0.14)	(0.19)	(0.18)	(0.15)
Net realized and unrealized gains on investments	2.75		1.29	1.35	7.94	1.60
Total from investment activities	2.57		1.15	1.16	7.76	1.45
Distributions to shareholders:
Net investment income	—		—	—	(0.09)	—
Net realized gains from investments	(2.28)		(1.85)	(3.31)	(4.06)	(0.95)
Total distributions to shareholders	(2.28)		(1.85)	(3.31)	(4.15)	(0.95)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$18.37		$18.08	$18.78	$20.93	$17.32
Total return	14.07	%(c)	6.11%	5.61%	46.00%	8.70%
Ratios/supplemental data:
Net assets at end of period (000)	$19,335		$27,416	$48,368	$40,337	$28,154
Ratio of net expenses to average net assets	1.28%		1.24%	1.22%	1.22%	1.27%
Ratio of net investment loss to average net assets	(1.01)%		(0.74)%	(0.91)%	(0.88)%	(0.79)%
Ratio of gross expenses to average net assets (d)	1.29%		1.24%	1.22%	1.22%	1.27%
Portfolio turnover	114%		119%	146%	141%	84%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Less than $0.01 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP EQUITY FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.24		$19.81	$21.46	$17.12	$15.54
Investment activities:
Net investment loss (a)	(0.12)		(0.20)	(0.21)	(0.22)	(0.16)
Net realized and unrealized gains on investments	0.28		0.38	2.32	8.51	2.44
Total from investment activities	0.16		0.18	2.11	8.29	2.28
Distributions to shareholders:
Net realized gains from investments	—		(5.75)	(3.76)	(3.95)	(0.70)
Total distributions to shareholders	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$14.41		$14.24	$19.81	$21.46	$17.12
Total return (excludes sales charge)	1.19	%(b)	0.61%	10.00%	49.48%	14.78%
Ratios/supplemental data:
Net assets at end of period (000)	$52,075		$64,707	$68,785	$72,843	$54,669
Ratio of net expenses to average net assets	1.35%		1.30%	1.27%	1.29%	1.35%
Ratio of net investment income (loss) to average net assets	(0.88)%		0.97%	(0.99)%	(1.03)%	(0.93)%
Ratio of gross expenses to average net assets (c)	1.36%		1.30%	1.27%	1.29%	1.35%
Portfolio turnover	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$7.71		$13.42	$15.79	$13.43	$12.43
Investment activities:
Net investment loss (a)	(0.12)		(0.25)	(0.29)	(0.30)	(0.25)
Net realized and unrealized gains on investments	0.14		0.29	1.68	6.61	1.95
Total from investment activities	0.02		0.04	1.39	6.31	1.70
Distributions to shareholders:
Net realized gains from investments	—		(5.75)	(3.76)	(3.95)	(0.70)
Total distributions to shareholders	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$7.74		$7.71	$13.42	$15.79	$13.43
Total return (excludes contingent deferred sales charge)	0.39	%(b)	(0.17)%	9.02%	48.32%	13.81%
Ratios/supplemental data:
Net assets at end of period (000)	$410		$622	$593	$1,091	$1,904
Ratio of net expenses to average net assets	2.10%		2.10%	2.15%	2.08%	2.22%
Ratio of net investment income (loss) to average net assets	(1.64)%		1.77%	(1.90)%	(1.85)%	(1.78)%
Ratio of gross expenses to average net assets (c)	3.14%		2.39%	2.37%	2.08%	2.24%
Portfolio turnover	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$12.33		$17.99	$19.88	$16.12	$14.70
Investment activities:
Net investment loss (a)	(0.14)		(0.26)	(0.27)	(0.27)	(0.20)
Net realized and unrealized gains on investments	0.24		0.35	2.14	7.98	2.32
Total from investment activities	0.10		0.09	1.87	7.71	2.12
Distributions to shareholders:
Net realized gains from investments	—		(5.75)	(3.76)	(3.95)	(0.70)
Total distributions to shareholders	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$12.44		$12.33	$17.99	$19.88	$16.12
Total return	0.89	%(b)	0.16%	9.58%	48.95%	14.53%
Ratios/supplemental data:
Net assets at end of period (000)	$2,954		$3,662	$4,455	$4,898	$4,714
Ratio of net expenses to average net assets	1.70%		1.71%	1.67%	1.60%	1.60%
Ratio of net investment loss to average net assets	(1.24)%		(1.39)%	(1.39)%	(1.35)%	(1.23)%
Ratio of gross expenses to average net assets (c)	1.70%		1.71%	1.71%	1.69%	1.77%
Portfolio turnover	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS SMALL CAP EQUITY FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.39		$20.04	$21.60	$17.17	$15.54
Investment activities:
Net investment loss (a)	(0.08)		(0.16)	(0.16)	(0.16)	(0.12)
Net realized and unrealized gains on investments	0.30		0.26	2.36	8.54	2.45
Total from investment activities	0.22		0.10	2.20	8.38	2.33
Distributions to shareholders:
Net realized gains from investments	—		(5.75)	(3.76)	(3.95)	(0.70)
Total distributions to shareholders	—		(5.75)	(3.76)	(3.95)	(0.70)
Capital contributions from prior custodian, net (see Note 7)	0.01		—	—	—	—
Net asset value, end of period	$14.62		$14.39	$20.04	$21.60	$17.17
Total return	1.60	%(b)	0.18%	10.35%	49.84%	15.10%
Ratios/supplemental data:
Net assets at end of period (000)	$1,834		$3,804	$48,597	$51,794	$33,591
Ratio of net expenses to average net assets	1.10%		1.07%	1.01%	10.00%	1.08%
Ratio of net investment loss to average net assets	(0.64)%		(0.76)%	(0.74)%	(0.74)%	(0.67)%
Ratio of gross expenses to average net assets (c)	1.24%		1.07%	1.01%	10.00%	1.08%
Portfolio turnover	86%		98%	93%	107%	98%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INTERNATIONAL FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.78		$9.87	$13.24	$18.08	$15.44
Investment activities:
Net investment income (a)	0.16		0.15	0.23	0.23	0.12
Net realized and unrealized gains (losses) on investments	(0.07)		(0.09)	(0.98)	1.91	2.60
Total from investment activities	0.09		0.06	(0.75)	2.14	2.72
Distributions to shareholders:
Net investment income	(0.17)		(0.15)	(0.21)	(0.87)	(0.08)
Net realized gains from investments	—		—	(2.41)	(6.11)	—
Total distributions to shareholders	(0.17)		(0.15)	(2.62)	(6.98)	(0.08)
Capital contributions from prior custodian, net (see Note 7)	0.14		—	—	—	—
Net asset value, end of period	$9.84		$9.78	$9.87	$13.24	$18.08
Total return (excludes sales charge)	2.41	%(b)	0.64%	(5.80)%	15.55%	17.65%
Ratios/supplemental data:
Net assets at end of period (000)	$16,799		$19,416	$22,388	$31,483	$34,005
Ratio of net expenses to average net assets	1.40%		1.40%	1.40%	1.40%	1.34%
Ratio of net investment income to average net assets	1.64%		1.49%	1.74%	1.46%	0.73%
Ratio of gross expenses to average net assets (c)	1.95%		1.89%	1.81%	1.61%	1.34%
Portfolio turnover	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$7.26		$7.36	$10.62	$15.85	$13.61
Investment activities:
Net investment income (loss) (a)	0.07		0.05	0.06	0.04	(0.02)
Net realized and unrealized gains (losses) on investments	(0.08)		(0.07)	(0.78)	1.59	2.29
Total from investment activities	(0.01)		(0.02)	(0.72)	1.63	2.27
Distributions to shareholders:
Net investment income	(0.13)		(0.08)	(0.13)	(0.75)	(0.03)
Net realized gains from investments	—		—	(2.41)	(6.11)	—
Total distributions to shareholders	(0.13)		(0.08)	(2.54)	(6.86)	(0.03)
Capital contributions from prior custodian, net (see Note 7)	0.14		—	—	—	—
Net asset value, end of period	$7.26		$7.26	$7.36	$10.62	$15.85
Total return (excludes contingent deferred sales charge)	1.77	%(b)	(0.27)%	(6.90)%	14.24%	16.69%
Ratios/supplemental data:
Net assets at end of period (000)	$1,228		$1,969	$2,418	$2,390	$2,370
Ratio of net expenses to average net assets	2.15%		2.27%	2.55%	2.55%	2.20%
Ratio of net investment income (loss) to average net assets	0.97%		0.65%	0.54%	0.29%	(0.12)%
Ratio of gross expenses to average net assets (c)	3.05%		2.82%	2.75%	2.55%	2.20%
Portfolio turnover	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.18		$9.27	$12.63	$17.58	$15.03
Investment activities:
Net investment income (a)	0.11		0.11	0.15	0.14	0.06
Net realized and unrealized gains (losses) on investments	(0.06)		(0.09)	(0.94)	1.83	2.52
Total from investment activities	0.05		0.02	(0.79)	1.97	2.58
Distributions to shareholders:
Net investment income	(0.14)		(0.11)	(0.16)	(0.81)	(0.03)
Net realized gains from investments	—		—	(2.41)	(6.11)	—
Total distributions to shareholders	(0.14)		(0.11)	(2.57)	(6.92)	(0.03)
Capital contributions from prior custodian, net (see Note 7)	0.14		—	—	—	—
Net asset value, end of period	$9.23		$9.18	$9.27	$12.63	$17.58
Total return	2.06	%(b)	0.22%	(6.37)%	14.93%	17.18%
Ratios/supplemental data:
Net assets at end of period (000)	$2,279		$2,707	$3,403	$4,479	$4,247
Ratio of net expenses to average net assets	1.80%		1.86%	1.96%	1.96%	1.74%
Ratio of net investment income to average net assets	1.26%		1.10%	1.20%	0.91%	0.38%
Ratio of gross expenses to average net assets (c)	2.29%		2.28%	2.19%	1.99%	1.74%
Portfolio turnover	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS INTERNATIONAL FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.62		$9.70	$13.08	$18.04	$15.42
Investment activities:
Net investment income (a)	0.18		0.18	0.25	0.37	0.16
Net realized and unrealized gains (losses) on investments	(0.06)		(0.09)	(0.96)	1.86	2.61
Total from investment activities	0.12		0.09	(0.71)	2.23	2.77
Distributions to shareholders:
Net investment income	(0.19)		(0.17)	(0.26)	(1.08)	(0.15)
Net realized gains from investments	—		—	(2.41)	(6.11)	—
Total distributions to shareholders	(0.19)		(0.17)	(2.67)	(7.19)	(0.15)
Capital contributions from prior custodian, net (see Note 7)	0.14		—	—	—	—
Net asset value, end of period	$9.69		$9.62	$9.70	$13.08	$18.04
Total return	2.69	%(b)	0.92%	(5.60)%	16.29%	18.00%
Ratios/supplemental data:
Net assets at end of period (000)	$2,626		$3,904	$4,221	$7,232	$867,731
Ratio of net expenses to average net assets	1.15%		1.15%	1.15%	1.01%	1.02%
Ratio of net investment income to average net assets	1.93%		1.76%	1.95%	1.96%	0.94%
Ratio of gross expenses to average net assets (c)	1.80%		1.75%	1.51%	1.01%	1.02%
Portfolio turnover	103%		117%	186%	41%	21%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.56	$11.56	$11.65	$10.26	$8.79
Investment activities:
Net investment income (a)	0.13	0.11	0.10	0.06	0.12
Net realized and unrealized gains on investments	0.65	0.32	0.45	2.87	1.44
Total from investment activities	0.78	0.43	0.55	2.93	1.56
Distributions to shareholders:
Net investment income	(0.03)	(0.11)	(0.08)	(0.13)	(0.09)
Net realized gains from investments	(1.15)	(0.32)	(0.56)	(1.41)	—
Total distributions to shareholders	(1.18)	(0.43)	(0.64)	(1.54)	(0.09)
Net asset value, end of period	$11.16	$11.56	$11.56	$11.65	$10.26
Total return (excludes sales charge)	6.67%	3.68%	4.70%	29.02%	17.81%
Ratios/supplemental data:
Net assets at end of period (000)	$5,366	$13,857	$13,015	$12,539	$9,557
Ratio of net expenses to average net assets	1.40%	1.36%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	1.12%	0.90%	0.85%	0.50%	1.22%
Ratio of gross expenses to average net assets (b)	1.71%	1.57%	1.63%	1.67%	1.95%
Portfolio turnover	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.42	$11.43	$11.54	$10.19	$8.74
Investment activities:
Net investment income (loss) (a)	0.05	0.01	0.01	(0.03)	0.06
Net realized and unrealized gains on investments	0.63	0.32	0.44	2.84	1.44
Total from investment activities	0.68	0.33	0.45	2.81	1.50
Distributions to shareholders:
Net investment income	—	(0.02)	—	(0.05)	(0.05)
Net realized gains from investments	(1.15)	(0.32)	(0.56)	(1.41)	—
Total distributions to shareholders	(1.15)	(0.34)	(0.56)	(1.46)	(0.05)
Net asset value, end of period	$10.95	$11.42	$11.43	$11.54	$10.19
Total return (excludes contingent deferred sales charge)	5.92%	2.85%	3.87%	28.04%	17.18%
Ratios/supplemental data:
Net assets at end of period (000)	$1,270	$7,367	$6,538	$5,997	$4,171
Ratio of net expenses to average net assets	2.16%	2.17%	2.17%	2.15%	1.94%
Ratio of net investment income (loss) to average net assets	0.41%	0.11%	0.10%	(0.26)%	0.60%
Ratio of gross expenses to average net assets (b)	2.44%	2.38%	2.43%	2.42%	2.49%
Portfolio turnover	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.50		$11.50	$11.59	$10.22	$8.76
Investment activities:
Net investment income (a)	0.09		0.06	0.06	0.01	0.10
Net realized and unrealized gains on investments	3.43		0.32	0.44	2.86	1.45
Total from investment activities	3.52		0.38	0.50	2.87	1.55
Distributions to shareholders:
Net investment income	(0.25)		(0.06)	(0.03)	(0.09)	(0.09)
Net realized gains from investments	(1.15)		(0.32)	(0.56)	(1.41)	—
Total distributions to shareholders	(1.40)		(0.38)	(0.59)	(1.50)	(0.09)
Net asset value, end of period	$13.62		$11.50	$11.50	$11.59	$10.22
Total return	30.57	%(b)	3.23%	4.25%	28.47%	17.70%
Ratios/supplemental data:
Net assets at end of period (000)	$9,213		$5,265	$5,272	$5,311	$4,126
Ratio of net expenses to average net assets	1.68%		1.78%	1.80%	1.79%	1.52%
Ratio of net investment income to average net assets	0.74%		0.50%	0.47%	0.10%	1.02%
Ratio of gross expenses to average net assets (c)	1.81%		2.00%	2.04%	2.06%	2.07%
Portfolio turnover	184%		90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS GLOBAL FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.60	$11.59	$11.67	$10.27	$8.81
Investment activities:
Net investment income (a)	0.15	0.15	0.14	0.10	0.15
Net realized and unrealized gains on investments	0.67	0.31	0.45	2.88	1.46
Total from investment activities	0.82	0.46	0.59	2.98	1.61
Distributions to shareholders:
Net investment income	(0.23)	(0.13)	(0.11)	(0.17)	(0.15)
Net realized gains from investments	(1.15)	(0.32)	(0.56)	(1.41)	—
Total distributions to shareholders	(1.38)	(0.45)	(0.67)	(1.58)	(0.15)
Net asset value, end of period	$11.04	$11.60	$11.59	$11.67	$10.27
Total return	7.01%	3.96%	5.04%	29.50%	18.30%
Ratios/supplemental data:
Net assets at end of period (000)	$13,430	$15,871	$15,334	$13,364	$11,711
Ratio of net expenses to average net assets	1.09%	1.09%	1.09%	1.05%	0.89%
Ratio of net investment income to average net assets	1.30%	1.21%	1.17%	0.85%	1.59%
Ratio of gross expenses to average net assets (b)	1.36%	1.36%	1.33%	1.32%	1.44%
Portfolio turnover	184%	90%	130%	137%	28%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

SOPHUS EMERGING MARKETS FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.60		$17.22	$19.34	$23.88	$21.13
Investment activities:
Net investment income (a)	0.11		0.10	0.12	0.09	0.07
Net realized and unrealized gains (losses) on investments	1.38		(2.33)	(0.82)	(1.37)	2.73
Total from investment activities	1.49		(2.23)	(0.70)	(1.28)	2.80
Distributions to shareholders:
Net investment income	(0.15)		—	(0.17)	(0.01)	(0.05)
Net realized gains from investments	—		(0.39)	(1.25)	(3.39)	—
Total distributions to shareholders	(0.15)		(0.39)	(1.42)	(3.40)	(0.05)
Capital contributions from prior custodian, net (see Note 7)	0.04		—	—	—	—
Increase from contribution by adviser	—		—	—	0.14	—
Net asset value, end of period	$15.98		$14.60	$17.22	$19.34	$23.88
Total return (excludes sales charge)	10.50	%(b)	(12.94)%	(3.54)%	(4.74)%	13.26%
Ratios/supplemental data:
Net assets at end of period (000)	$61,767		$74,837	$123,778	$225,463	$533,677
Ratio of net expenses to average net assets	1.65%		1.57%	1.65%	1.65%	1.53%
Ratio of net investment income to average net assets	0.73%		0.60%	0.62%	0.42%	0.30%
Ratio of gross expenses to average net assets (c)	1.67%		1.57%	1.69%	1.65%	1.53%
Portfolio turnover (d)	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS FUND (continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$11.20		$13.43	$15.43	$19.90	$17.72
Investment activities:
Net investment loss (a)	(0.01)		(0.02)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gains (losses) on investments	1.05		(1.82)	(0.64)	(1.16)	2.26
Total from investment activities	1.04		(1.84)	(0.67)	(1.19)	2.18
Distributions to shareholders:
Net investment income	(0.11)		—	(0.08)	—	—
Net realized gains from investments	—		(0.39)	(1.25)	(3.39)	—
Total distributions to shareholders	(0.11)		(0.39)	(1.33)	(3.39)	—
Capital contributions from prior custodian, net (see Note 7)	0.04		—	—	—	—
Increase from contribution by adviser	—		—	—	0.11	—
Net asset value, end of period	$12.17		$11.20	$13.43	$15.43	$19.90
Total return (excludes contingent deferred sales charge)	9.62	%(b)	(13.68)%	(4.25)%	(5.46)%	12.30%
Ratios/supplemental data:
Net assets at end of period (000)	$12,273		$15,096	$21,416	$31,349	$52,280
Ratio of net expenses to average net assets	2.45%		2.38%	2.45%	2.43%	2.32%
Ratio of net investment loss to average net assets	(0.09)%		(0.19)%	(0.18)%	(0.21)%	(0.42)%
Ratio of gross expenses to average net assets (c)	2.48%		2.38%	2.45%	2.43%	2.32%
Portfolio turnover (d)	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS FUND (continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$13.76		$16.31	$18.44	$22.97	$20.36
Investment activities:
Net investment income (a)	0.07		0.05	0.07	0.07	0.01
Net realized and unrealized gains (losses) on investments	1.30		(2.21)	(0.79)	(1.34)	2.60
Total from investment activities	1.37		(2.16)	(0.72)	(1.27)	2.61
Distributions to shareholders:
Net investment income	(0.14)		—	(0.16)	—	—
Net realized gains from investments	—		(0.39)	(1.25)	(3.39)	—
Total distributions to shareholders	(0.14)		(0.39)	(1.41)	(3.39)	—
Capital contributions from prior custodian, net (see Note 7)	0.04		—	—	—	—
Increase from contribution by adviser	—		—	—	0.13	—
Net asset value, end of period	$15.03		$13.76	$16.31	$18.44	$22.97
Total return	10.26	%(b)	(13.23)%	(3.81)%	(4.95)%	12.82%
Ratios/supplemental data:
Net assets at end of period (000)	$15,923		$18,648	$24,143	$28,038	$36,130
Ratio of net expenses to average net assets	1.87%		1.87%	1.94%	1.90%	1.88%
Ratio of net investment income to average net assets	0.50%		0.33%	0.36%	0.37%	0.03%
Ratio of gross expenses to average net assets (c)	1.87%		1.87%	1.94%	1.90%	1.88%
Portfolio turnover (d)	120%		111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS FUND (continued)

Class R6 Shares
Period Ended December 31, 2016(a)
Net asset value, beginning of period	$15.91
Investment activities:
Net investment income (b)	0.04
Net realized and unrealized gains on investments	0.25
Total from investment activities	0.29
Distributions to shareholders:
Net investment income	(0.04)
Total distributions to shareholders	(0.04)
Net asset value, end of period	$16.16
Total return (c)	1.81%
Ratios/supplemental data:
Net assets at end of period (000)	$64
Ratio of net expenses to average net assets (d)	1.16%
Ratio of net investment income to average net assets (d)	1.79%
Ratio of gross expenses to average net assets (d) (e)	21.70%
Portfolio turnover (c) (f)	120%

(a)  Class R6 Shares of the Fund commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$14.61	$17.22	$19.38	$23.92	$21.18
Investment activities:
Net investment income (a)	0.18	0.15	0.20	0.10	0.15
Net realized and unrealized gains (losses) on investments	1.37	(2.34)	(0.83)	(1.30)	2.70
Total from investment activities	1.55	(2.19)	(0.63)	(1.20)	2.85
Distributions to shareholders:
Net investment income	(0.15)	(0.03)	(0.28)	(0.09)	(0.11)
Net realized gains from investments	—	(0.39)	(1.25)	(3.39)	—
Total distributions to shareholders	(0.15)	(0.42)	(1.53)	(3.48)	(0.11)
Capital contributions from prior custodian, net (see Note 7)	0.04	—	—	—	—
Increase from contribution by adviser	—	—	—	0.14	—
Net asset value, end of period	$16.05	$14.61	$17.22	$19.38	$23.92
Total return (b)	10.86%	(12.73)%	(3.18)%	(4.32)%	13.47%
Ratios/supplemental data:
Net assets at end of period (000)	$60,277	$98,634	$124,357	$192,620	$776,722
Ratio of net expenses to average net assets	1.32%	1.30%	1.31%	1.31%	1.31%
Ratio of net investment income to average net assets	1.17%	0.89%	1.03%	0.46%	0.64%
Ratio of gross expenses to average net assets (c)	1.38%	1.30%	1.31%	1.31%	1.31%
Portfolio turnover (d)	120%	111%	138%	224%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b) The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 7)

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS SMALL CAP FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
Net asset value, beginning of period	$9.69	$10.31	$10.00
Investment activities:
Net investment income (b)	0.04	0.01	0.03
Net realized and unrealized gains (losses) on investments	0.02	(0.63)	0.28
Total from investment activities	0.06	(0.62)	0.31
Distributions to shareholders:
Net investment income	—	—	—
Total distributions to shareholders	—	—	—
Net asset value, end of period	$9.75	$9.69	$10.31
Total return (excludes sales charge) (c)	0.62%	(6.01)%	3.10%
Ratios/supplemental data:
Net assets at end of period (000)	$2,552	$5,083	$6,808
Ratio of net expenses to average net assets (d)	1.75%	1.92%	1.88%
Ratio of net investment income to average net assets (d)	0.44%	0.08%	0.30%
Ratio of gross expenses to average net assets (d) (e)	2.29%	2.44%	2.29%
Portfolio turnover (c) (f)	141%	107%	110%

(a)  The inception date for Class A Shares of the Fund is January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS SMALL CAP FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
Net asset value, beginning of period	$9.56	$10.23	$10.00
Investment activities:
Net investment loss (b)	(0.02)	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.20)	(0.62)	0.27
Total from investment activities	(0.22)	(0.67)	0.23
Distributions to shareholders:
Net investment income	—	—	—
Total distributions to shareholders	—	—	—
Net asset value, end of period	$9.34	$9.56	$10.23
Total return (excludes contingent deferred sales charge) (c)	(2.30)%	(6.55)%	2.30%
Ratios/supplemental data:
Net assets at end of period (000)	$24	$2,617	$2,586
Ratio of net expenses to average net assets (d)	2.50%	2.54%	2.69%
Ratio of net investment loss to average net assets (d)	(0.18)%	(0.50)%	(0.43)%
Ratio of gross expenses to average net assets (d) (e)	3.12%	3.05%	3.10%
Portfolio turnover (f)	141%	107%	110%

(a) The inception date for Class C Shares of the Fund is January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c) Not annualized for periods less than one year.

(d) Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS EMERGING MARKETS SMALL CAP FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
Net asset value, beginning of period	$9.74	$10.32	$10.00
Investment activities:
Net investment income (b)	0.06	0.06	0.08
Net realized and unrealized gains (losses) on investments	0.02	(0.64)	0.26
Total from investment activities	0.08	(0.58)	0.34
Distributions to shareholders:
Net investment income	(0.07)	—	(0.02)
Return of capital	—	—	— (c)
Total distributions to shareholders	(0.07)	—	(0.02)
Net asset value, end of period	$9.75	$9.74	$10.32
Total return (d)	0.79%	(5.62)%	3.45%
Ratios/supplemental data:
Net assets at end of period (000)	$17,261	$17,581	$18,440
Ratio of net expenses to average net assets (e)	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (e)	0.62%	0.53%	0.76%
Ratio of gross expenses to average net assets (e) (f)	1.98%	2.01%	1.91%
Portfolio turnover (d) (g)	141%	107%	110%

(a) The inception date for Class A Shares of the Fund is January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Financial Highlights

SOPHUS CHINA FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.29	$10.90	$10.31	$9.06	$7.51
Investment activities:
Net investment income (a)	0.04	0.15	0.12	0.11	0.07
Net realized and unrealized gains (losses) on investments	(0.16)	(0.61)	0.59	1.28	1.55
Total from investment activities	(0.12)	(0.46)	0.71	1.39	1.62
Distributions to shareholders:
Net investment income	(0.09)	(0.15)	(0.12)	(0.14)	(0.07)
Return of capital	— (b)	—	—	—	—
Total distributions to shareholders	(0.09)	(0.15)	(0.12)	(0.14)	(0.07)
Net asset value, end of period	$10.08	$10.29	$10.90	$10.31	$9.06
Total return (excludes sales charge)	(1.12)%	(4.26)%	6.88%	15.33%	21.65%
Ratios/supplemental data:
Net assets at end of period (000)	$9,540	$9,985	$11,373	$10,919	$8,500
Ratio of net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets	0.43%	0.59%	1.18%	1.12%	0.81%
Ratio of gross expenses to average net assets (c)	2.12%	2.02%	2.26%	2.05%	2.06%
Portfolio turnover	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Round to less than $0.005.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

SOPHUS CHINA FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.26	$10.86	$10.30	$9.05	$7.50
Investment activities:
Net investment income (a)	0.04	0.06	0.05	0.04	0.02
Net realized and unrealized gains (losses) on investments	(0.25)	(0.60)	0.57	1.27	1.56
Total from investment activities	(0.21)	(0.54)	0.62	1.31	1.58
Distributions to shareholders:
Net investment income	—	(0.06)	(0.06)	(0.06)	(0.03)
Total distributions to shareholders	—	(0.06)	(0.06)	(0.06)	(0.03)
Net asset value, end of period	$10.05	$10.26	$10.86	$10.30	$9.05
Total return (excludes contingent deferred sales charge)	(2.05)%	(4.96)%	5.99%	14.51%	21.12%
Ratios/supplemental data:
Net assets at end of period (000)	$61	$4,381	$4,434	$4,192	$3,661
Ratio of net expenses to average net assets	2.50%	2.50%	2.50%	2.52%	2.26%
Ratio of net investment income to average net assets	0.45%	(0.10)%	0.50%	0.41%	0.29%
Ratio of gross expenses to average net assets (b)	3.06%	2.75%	2.87%	2.82%	2.57%
Portfolio turnover	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

SOPHUS CHINA FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.27	$10.88	$10.32	$9.06	$7.51
Investment activities:
Net investment income (a)	0.04	0.10	0.09	0.07	0.04
Net realized and unrealized gains (losses) on investments	(0.18)	(0.61)	0.56	1.29	1.56
Total from investment activities	(0.14)	(0.51)	0.65	1.38	1.60
Distributions to shareholders:
Net investment income	—	(0.10)	(0.09)	(0.10)	(0.05)
Total distributions to shareholders	—	(0.10)	(0.09)	(0.10)	(0.05)
Net asset value, end of period	$10.13	$10.27	$10.88	$10.32	$9.06
Total return	(1.36)%	(4.64)%	6.36%	14.98%	21.33%
Ratios/supplemental data:
Net assets at end of period (000)	$1,705	$4,185	$4,433	$4,204	$3,657
Ratio of net expenses to average net assets	2.10%	2.14%	2.14%	2.16%	2.04%
Ratio of net investment income to average net assets	0.43%	0.20%	0.86%	0.79%	0.51%
Ratio of gross expenses to average net assets (b)	2.48%	2.39%	2.49%	2.46%	2.35%
Portfolio turnover	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

SOPHUS CHINA FUND (continued)

	Class Y Shares
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.28	$10.89	$10.32	$9.06	$7.51
Investment activities:
Net investment income (a)	0.07	0.18	0.16	0.15	0.09
Net realized and unrealized gains (losses) on investments	(0.16)	(0.61)	0.58	1.28	1.56
Total from investment activities	(0.09)	(0.43)	0.74	1.43	1.65
Distributions to shareholders:
Net investment income	(0.10)	(0.18)	(0.17)	(0.17)	(0.10)
Return of capital	— (b)	—	—	—	—
Total distributions to shareholders	(0.10)	(0.18)	(0.17)	(0.17)	(0.10)
Net asset value, end of period	$10.09	$10.28	$10.89	$10.32	$9.06
Total return	(0.85)%	(3.96)%	7.19%	15.77%	22.03%
Ratios/supplemental data:
Net assets at end of period (000)	$4,578	$7,191	$9,958	$9,386	$7,947
Ratio of net expenses to average net assets	1.42%	1.42%	1.42%	1.43%	1.43%
Ratio of net investment income to average net assets	0.75%	1.11%	1.58%	1.54%	1.12%
Ratio of gross expenses to average net assets (c)	1.90%	1.73%	1.77%	1.73%	1.74%
Portfolio turnover	96%	125%	133%	200%	23%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Round to less than $0.005.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE INVESTMENT QUALITY BOND FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.57	$10.16	$10.01	$10.50	$10.34
Investment activities:
Net investment income (a)	0.22	0.31	0.30	0.28	0.28
Net realized and unrealized gains (losses) on investments	0.16	(0.38)	0.26	(0.45)	0.32
Total from investment activities	0.38	(0.07)	0.56	(0.17)	0.60
Distributions to shareholders:
Net investment income	(0.23)	(0.30)	(0.30)	(0.28)	(0.28)
Net realized gains from investments	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total distributions to shareholders	(0.47)	(0.52)	(0.41)	(0.32)	(0.44)
Net asset value, end of period	$9.48	$9.57	$10.16	$10.01	$10.50
Total return (excludes sales charge)	4.01%	(0.74)%	5.67%	(1.64)%	5.85%
Ratios/supplemental data:
Net assets at end of period (000)	$40,510	$51,747	$73,618	$80,139	$129,706
Ratio of net expenses to average net assets	0.90%	0.90%	0.88%	0.85%	0.85%
Ratio of net investment income to average net assets	2.29%	3.06%	2.98%	2.70%	2.62%
Ratio of gross expenses to average net assets (b)	1.14%	1.07%	1.05%	1.01%	0.99%
Portfolio turnover	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE INVESTMENT QUALITY BOND FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.56	$10.16	$10.01	$10.50	$10.34
Investment activities:
Net investment income (a)	0.14	0.22	0.22	0.20	0.20
Net realized and unrealized gains (losses) on investments	0.16	(0.38)	0.26	(0.45)	0.32
Total from investment activities	0.30	(0.16)	0.48	(0.25)	0.52
Distributions to shareholders:
Net investment income	(0.15)	(0.22)	(0.22)	(0.20)	(0.20)
Net realized gains from investments	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total distributions to shareholders	(0.39)	(0.44)	(0.33)	(0.24)	(0.36)
Net asset value, end of period	$9.47	$9.56	$10.16	$10.01	$10.50
Total return (excludes contingent deferred sales charge)	3.11%	(1.70)%	4.81%	(2.37)%	5.06%
Ratios/supplemental data:
Net assets at end of period (000)	$8,915	$10,510	$15,377	$12,057	$27,040
Ratio of net expenses to average net assets	1.77%	1.77%	1.71%	1.60%	1.60%
Ratio of net investment income to average net assets	1.42%	2.19%	2.16%	1.92%	1.83%
Ratio of gross expenses to average net assets (b)	1.92%	1.85%	1.88%	1.81%	1.79%
Portfolio turnover	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE INVESTMENT QUALITY BOND FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.58	$10.18	$10.02	$10.51	$10.36
Investment activities:
Net investment income (a)	0.19	0.27	0.26	0.24	0.23
Net realized and unrealized gains (losses) on investments	0.17	(0.39)	0.27	(0.45)	0.31
Total from investment activities	0.36	(0.12)	0.53	(0.21)	0.54
Distributions to shareholders:
Net investment income	(0.20)	(0.26)	(0.26)	(0.24)	(0.23)
Net realized gains from investments	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total distributions to shareholders	(0.44)	(0.48)	(0.37)	(0.28)	(0.39)
Net asset value, end of period	$9.50	$9.58	$10.18	$10.02	$10.51
Total return	3.71%	(1.24)%	5.36%	(2.02)%	5.33%
Ratios/supplemental data:
Net assets at end of period (000)	$4,477	$5,568	$7,821	$7,287	$9,291
Ratio of net expenses to average net assets	1.30%	1.30%	1.28%	1.25%	1.25%
Ratio of net investment income to average net assets	1.90%	2.65%	2.57%	2.32%	2.23%
Ratio of gross expenses to average net assets (b)	1.44%	1.45%	1.46%	1.41%	1.44%
Portfolio turnover	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE INVESTMENT QUALITY BOND FUND (continued)

	Class Y Shares
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period	$9.56	$10.17	$10.02	$10.50	$10.35
Investment activities:
Net investment income (a)	0.25	0.32	0.33	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.16	(0.39)	0.26	(0.44)	0.31
Total from investment activities	0.41	(0.07)	0.59	(0.14)	0.61
Distributions to shareholders:
Net investment income	(0.26)	(0.32)	(0.33)	(0.30)	(0.30)
Net realized gains from investments	(0.24)	(0.22)	(0.11)	(0.04)	(0.16)
Total distributions to shareholders	(0.50)	(0.54)	(0.44)	(0.34)	(0.46)
Net asset value, end of period	$9.47	$9.56	$10.17	$10.02	$10.50
Total return	4.26%	(0.73)%	5.91%	(1.35)%	5.95%
Ratios/supplemental data:
Net assets at end of period (000)	$6,133	$5,557	$33,519	$34,568	$58,511
Ratio of net expenses to average net assets	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of net investment income to average net assets	2.53%	3.19%	3.20%	2.89%	2.80%
Ratio of gross expenses to average net assets (b)	0.94%	0.86%	0.78%	0.72%	0.74%
Portfolio turnover	148%	73%	51%	201%	154%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE LOW DURATION BOND FUND

	Class A Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.95		$10.03	$10.13	$10.32	$10.21
Investment activities:
Net investment income (a)	0.12		0.14	0.18	0.18	0.20
Net realized and unrealized gains (losses) on investments	0.06		(0.09)	(0.10)	(0.19)	0.11
Total from investment activities	0.18		0.05	0.08	(0.01)	0.31
Distributions to shareholders:
Net investment income	(0.10)		(0.13)	(0.18)	(0.18)	(0.20)
Total distributions to shareholders	(0.10)		(0.13)	(0.18)	(0.18)	(0.20)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$10.03		$9.95	$10.03	$10.13	$10.32
Total return (excludes sales charge)	1.80	%(c)	0.52%	0.74%	(0.07)%	3.06%
Ratios/supplemental data:
Net assets at end of period (000)	$214,825		$314,347	$373,706	$580,942	$818,462
Ratio of net expenses to average net assets	0.85%		0.84%	0.90%	0.83%	0.80%
Ratio of net investment income to average net assets	1.21%		1.38%	1.75%	1.76%	1.88%
Ratio of gross expenses to average net assets (d)	0.89%		0.85%	0.90%	0.84%	0.84%
Portfolio turnover	49%		36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE LOW DURATION BOND FUND
(continued)

	Class C Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.95		$10.03	$10.13	$10.32	$10.21
Investment activities:
Net investment income (a)	0.04		0.06	0.10	0.10	0.12
Net realized and unrealized gains (losses) on investments	0.05		(0.08)	(0.10)	(0.19)	0.11
Total from investment activities	0.09		(0.02)	—	(0.09)	0.23
Distributions to shareholders:
Net investment income	(0.02)		(0.06)	(0.10)	(0.10)	(0.12)
Total distributions to shareholders	(0.02)		(0.06)	(0.10)	(0.10)	(0.12)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$10.02		$9.95	$10.03	$10.13	$10.32
Total return (excludes contingent deferred sales charge)	0.94	%(c)	(0.20)%	—%(d)	(0.85)%	2.29%
Ratios/supplemental data:
Net assets at end of period (000)	$117,544		$154,056	$191,970	$268,237	$334,753
Ratio of net expenses to average net assets	1.62%		1.61%	1.64%	1.61%	1.55%
Ratio of net investment income to average net assets	0.44%		0.62%	1.00%	0.98%	1.12%
Ratio of gross expenses to average net assets (e)	1.65%		1.62%	1.64%	1.63%	1.62%
Portfolio turnover	49%		36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  Less than 0.01%.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE LOW DURATION BOND FUND
(continued)

	Class R Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.95		$10.03	$10.13	$10.32	$10.21
Investment activities:
Net investment income (a)	0.08		0.10	0.13	0.14	0.15
Net realized and unrealized gains (losses) on investments	0.05		(0.09)	(0.10)	(0.19)	0.11
Total from investment activities	0.13		0.01	0.03	(0.05)	0.26
Distributions to shareholders:
Net investment income	(0.06)		(0.09)	(0.13)	(0.14)	(0.15)
Total distributions to shareholders	(0.06)		(0.09)	(0.13)	(0.14)	(0.15)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$10.02		$9.95	$10.03	$10.13	$10.32
Total return	1.33	%(c)	0.12%	0.31%	(0.50)%	2.65%
Ratios/supplemental data:
Net assets at end of period (000)	$2,583		$3,925	$5,001	$5,894	$7,238
Ratio of net expenses to average net assets	1.23%		1.26%	1.33%	1.26%	1.20%
Ratio of net investment income to average net assets	0.83%		0.96%	1.31%	1.34%	1.46%
Ratio of gross expenses to average net assets (d)	1.25%		1.27%	1.33%	1.30%	1.33%
Portfolio turnover	49%		36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

INCORE LOW DURATION BOND FUND
(continued)

	Class Y Shares
	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.95		$10.03	$10.13	$10.32	$10.21
Investment activities:
Net investment income (a)	0.14		0.16	0.20	0.20	0.22
Net realized and unrealized gains (losses) on investments	0.06		(0.08)	(0.10)	(0.19)	0.11
Total from investment activities	0.20		0.08	0.10	0.01	0.33
Distributions to shareholders:
Net investment income	(0.12)		(0.16)	(0.20)	(0.20)	(0.22)
Total distributions to shareholders	(0.12)		(0.16)	(0.20)	(0.20)	(0.22)
Capital contributions from prior custodian, net (see Note 7)	—	(b)	—	—	—	—
Net asset value, end of period	$10.03		$9.95	$10.03	$10.13	$10.32
Total return	2.04	%(c)	0.74%	1.04%	0.15%	3.27%
Ratios/supplemental data:
Net assets at end of period (000)	$334,841		$367,112	$407,382	$471,093	$633,868
Ratio of net expenses to average net assets	0.60%		0.61%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	1.42%		1.60%	2.02%	1.98%	2.03%
Ratio of gross expenses to average net assets (d)	0.63%		0.62%	0.61%	0.61%	0.61%
Portfolio turnover	49%		36%	38%	74%	64%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 7)

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH YIELD FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$5.85	$6.52	$7.31	$7.25	$6.75
Investment activities:
Net investment income (a)	0.38	0.40	0.41	0.43	0.45
Net realized and unrealized gains (losses) on investments	0.49	(0.67)	(0.47)	0.07	0.50
Total from investment activities	0.87	(0.27)	(0.06)	0.50	0.95
Distributions to shareholders:
Net investment income	(0.38)	(0.40)	(0.41)	(0.44)	(0.45)
Net realized gains from investments	—	—	(0.32)	—	—
Total distributions to shareholders	(0.38)	(0.40)	(0.73)	(0.44)	(0.45)
Net asset value, end of period	$6.34	$5.85	$6.52	$7.31	$7.25
Total return (excludes sales charge)	15.40%	(4.51)%	(1.01)%	7.05%	14.43%
Ratios/supplemental data:
Net assets at end of period (000)	$25,530	$26,608	$34,339	$42,329	$64,916
Ratio of net expenses to average net assets	1.00%	1.00%	0.98%	0.95%	0.92%
Ratio of net investment income to average net assets	6.32%	6.16%	5.52%	5.72%	6.36%
Ratio of gross expenses to average net assets (b)	1.18%	1.16%	1.16%	1.11%	1.12%
Portfolio turnover	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$5.86	$6.53	$7.32	$7.25	$6.74
Investment activities:
Net investment income (a)	0.34	0.35	0.36	0.36	0.39
Net realized and unrealized gains (losses) on investments	0.49	(0.67)	(0.47)	0.07	0.51
Total from investment activities	0.83	(0.32)	(0.11)	0.43	0.90
Distributions to shareholders:
Net investment income	(0.34)	(0.35)	(0.36)	(0.36)	(0.39)
Net realized gains from investments	—	—	(0.32)	—	—
Total distributions to shareholders	(0.34)	(0.35)	(0.68)	(0.36)	(0.39)
Net asset value, end of period	$6.35	$5.86	$6.53	$7.32	$7.25
Total return (excludes contingent deferred sales charge)	14.58%	(5.16)%	(1.70)%	6.10%	13.75%
Ratios/supplemental data:
Net assets at end of period (000)	$22,498	$22,138	$27,780	$37,733	$34,998
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	106.70%
Ratio of net investment income to average net assets	5.61%	5.47%	4.85%	4.97%	5.60%
Ratio of gross expenses to average net assets (b)	1.91%	1.90%	1.90%	1.87%	1.88%
Portfolio turnover	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$5.87	$6.54	$7.33	$7.25	$6.75
Investment activities:
Net investment income (a)	0.36	0.37	0.38	0.39	0.42
Net realized and unrealized gains (losses) on investments	0.48	(0.66)	(0.47)	0.08	0.50
Total from investment activities	0.84	(0.29)	(0.09)	0.47	0.92
Distributions to shareholders:
Net investment income	(0.36)	(0.38)	(0.38)	(0.39)	(0.42)
Net realized gains from investments	—	—	(0.32)	—	—
Total distributions to shareholders	(0.36)	(0.38)	(0.70)	(0.39)	(0.42)
Net asset value, end of period	$6.35	$5.87	$6.54	$7.33	$7.25
Total return	14.78%	(4.82)%	(1.35)%	6.62%	13.98%
Ratios/supplemental data:
Net assets at end of period (000)	$18,742	$18,042	$21,109	$23,036	$22,003
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.32%
Ratio of net investment income to average net assets	5.96%	5.82%	5.20%	5.32%	5.96%
Ratio of gross expenses to average net assets (b)	1.45%	1.51%	1.52%	1.49%	1.52%
Portfolio turnover	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH YIELD FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$5.82	$6.49	$7.27	$7.24	$6.74
Investment activities:
Net investment income (a)	0.39	0.41	0.44	0.43	0.46
Net realized and unrealized gains (losses) on investments	0.49	(0.67)	(0.48)	0.07	0.50
Total from investment activities	0.88	(0.26)	(0.04)	0.50	0.96
Distributions to shareholders:
Net investment income	(0.39)	(0.41)	(0.42)	(0.47)	(0.46)
Net realized gains from investments	—	—	(0.32)	—	—
Total distributions to shareholders	(0.39)	(0.41)	(0.74)	(0.47)	(0.46)
Net asset value, end of period	$6.31	$5.82	$6.49	$7.27	$7.24
Total return	15.72%	(4.34)%	(0.63)%	7.14%	14.66%
Ratios/supplemental data:
Net assets at end of period (000)	$6,938	$6,047	$13,830	$9,464	$11,271
Ratio of net expenses to average net assets	0.76%	0.76%	0.76%	0.76%	0.73%
Ratio of net investment income to average net assets	6.54%	6.36%	5.90%	5.88%	6.52%
Ratio of gross expenses to average net assets (b)	1.00%	0.95%	0.90%	0.85%	0.91%
Portfolio turnover	165%	151%	221%	96%	103%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS TAX-EXEMPT FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.53	$10.83	$10.30	$11.13	$10.69
Investment activities:
Net investment income (a)	0.35	0.35	0.33	0.31	0.32
Net realized and unrealized gains (losses) on investments	(0.49)	(0.05)	0.53	(0.83)	0.44
Total from investment activities	(0.14)	0.30	0.86	(0.52)	0.76
Distributions to shareholders:
Net investment income	(0.35)	(0.35)	(0.33)	(0.31)	(0.32)
Net realized gains from investments	(0.39)	(0.25)	—	—	—
Total distributions to shareholders	(0.74)	(0.60)	(0.33)	(0.31)	(0.32)
Net asset value, end of period	$9.65	$10.53	$10.83	$10.30	$11.13
Total return (excludes sales charge)	(1.40)%	2.76%	8.39%	(4.67)%	7.19%
Ratios/supplemental data:
Net assets at end of period (000)	$54,658	$90,301	$102,716	$152,992	$275,881
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets	3.30%	3.22%	3.05%	2.92%	2.91%
Ratio of gross expenses to average net assets (b)	0.95%	0.93%	0.96%	0.93%	0.91%
Portfolio turnover	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS TAX-EXEMPT FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.53	$10.82	$10.30	$11.12	$10.69
Investment activities:
Net investment income (a)	0.26	0.26	0.24	0.23	0.23
Net realized and unrealized gains (losses) on investments	(0.48)	(0.04)	0.52	(0.82)	0.43
Total from investment activities	(0.22)	0.22	0.76	(0.59)	0.66
Distributions to shareholders:
Net investment income	(0.27)	(0.26)	(0.24)	(0.23)	(0.23)
Net realized gains from investments	(0.39)	(0.25)	—	—	—
Total distributions to shareholders	(0.66)	(0.51)	(0.24)	(0.23)	(0.23)
Net asset value, end of period	$9.65	$10.53	$10.82	$10.30	$11.12
Total return (excludes contingent deferred sales charge)	(2.19)%	2.04%	7.44%	(5.35)%	6.24%
Ratios/supplemental data:
Net assets at end of period (000)	$33,369	$43,404	$53,042	$64,061	$107,073
Ratio of net expenses to average net assets	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income to average net assets	2.51%	2.43%	2.26%	2.12%	2.10%
Ratio of gross expenses to average net assets (b)	1.71%	1.70%	1.72%	1.69%	1.69%
Portfolio turnover	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS TAX-EXEMPT FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.52	$10.82	$10.29	$11.12	$10.68
Investment activities:
Net investment income (a)	0.36	0.36	0.34	0.33	0.34
Net realized and unrealized gains (losses) on investments	(0.48)	(0.05)	0.53	(0.83)	0.44
Total from investment activities	(0.12)	0.31	0.87	(0.50)	0.78
Distributions to shareholders:
Net investment income	(0.36)	(0.36)	(0.34)	(0.33)	(0.34)
Net realized gains from investments	(0.39)	(0.25)	—	—	—
Total distributions to shareholders	(0.75)	(0.61)	(0.34)	(0.33)	(0.34)
Net asset value, end of period	$9.65	$10.52	$10.82	$10.29	$11.12
Total return	(1.20)%	2.87%	8.53%	(4.57)%	7.34%
Ratios/supplemental data:
Net assets at end of period (000)	$31,762	$52,012	$75,047	$62,916	$110,209
Ratio of net expenses to average net assets	0.69%	0.69%	0.69%	0.69%	0.67%
Ratio of net investment income to average net assets	3.41%	3.33%	3.18%	3.03%	3.03%
Ratio of gross expenses to average net assets (b)	0.71%	0.71%	0.69%	0.69%	0.67%
Portfolio turnover	39%	39%	14%	26%	15%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.89	$10.84	$10.00	$11.19	$10.55
Investment activities:
Net investment income (a)	0.44	0.43	0.45	0.45	0.44
Net realized and unrealized gains (losses) on investments	(0.54)	0.05	0.84	(1.19)	0.64
Total from investment activities	(0.10)	0.48	1.29	(0.74)	1.08
Distributions to shareholders:
Net investment income	(0.44)	(0.43)	(0.45)	(0.45)	(0.44)
Total distributions to shareholders	(0.44)	(0.43)	(0.45)	(0.45)	(0.44)
Net asset value, end of period	$10.35	$10.89	$10.84	$10.00	$11.19
Total return (excludes sales charge)	(1.04)%	4.51%	13.09%	(6.74)%	10.32%
Ratios/supplemental data:
Net assets at end of period (000)	$32,943	$48,485	$50,341	$54,603	$137,734
Ratio of net expenses to average net assets	0.80%	0.80%	0.78%	0.73%	0.68%
Ratio of net investment income to average net assets	4.02%	3.96%	4.26%	4.17%	3.89%
Ratio of gross expenses to average net assets (b)	0.96%	0.95%	1.02%	0.95%	0.92%
Portfolio turnover	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.89	$10.84	$10.00	$11.19	$10.55
Investment activities:
Net investment income (a)	0.36	0.35	0.37	0.37	0.35
Net realized and unrealized gains (losses) on investments	(0.54)	0.05	0.84	(1.19)	0.64
Total from investment activities	(0.18)	0.40	1.21	(0.82)	0.99
Distributions to shareholders:
Net investment income	(0.36)	(0.35)	(0.37)	(0.37)	(0.35)
Total distributions to shareholders	(0.36)	(0.35)	(0.37)	(0.37)	(0.35)
Net asset value, end of period	$10.35	$10.89	$10.84	$10.00	$11.19
Total return (excludes contingent deferred sales charge)	(1.79)%	3.71%	12.22%	(7.47)%	9.46%
Ratios/supplemental data:
Net assets at end of period (000)	$29,563	$36,190	$35,996	$36,049	$68,925
Ratio of net expenses to average net assets	1.57%	1.57%	1.55%	1.52%	1.48%
Ratio of net investment income to average net assets	3.26%	3.19%	3.50%	3.40%	3.08%
Ratio of gross expenses to average net assets (b)	1.73%	1.73%	1.77%	1.73%	1.72%
Portfolio turnover	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS HIGH INCOME MUNICIPAL BOND FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$10.89	$10.84	$10.00	$11.19	$10.55
Investment activities:
Net investment income (a)	0.47	0.45	0.47	0.47	0.46
Net realized and unrealized gains (losses) on investments	(0.54)	0.05	0.84	(1.19)	0.64
Total from investment activities	(0.07)	0.50	1.31	(0.72)	1.10
Distributions to shareholders:
Net investment income	(0.47)	(0.45)	(0.47)	(0.47)	(0.46)
Total distributions to shareholders	(0.47)	(0.45)	(0.47)	(0.47)	(0.46)
Net asset value, end of period	$10.35	$10.89	$10.84	$10.00	$11.19
Total return	(0.81)%	4.75%	13.37%	(6.54)%	10.59%
Ratios/supplemental data:
Net assets at end of period (000)	$36,603	$43,024	$34,630	$27,286	$73,511
Ratio of net expenses to average net assets	0.57%	0.57%	0.54%	0.50%	0.44%
Ratio of net investment income to average net assets	4.26%	4.18%	4.49%	4.39%	4.11%
Ratio of gross expenses to average net assets (b)	0.72%	0.73%	0.73%	0.71%	0.68%
Portfolio turnover	49%	53%	25%	19%	17%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS FLOATING RATE FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.08	$9.82	$10.34	$10.27	$9.85
Investment activities:
Net investment income (a)	0.46	0.46	0.42	0.44	0.54
Net realized and unrealized gains (losses) on investments	0.63	(0.74)	(0.52)	0.07	0.42
Total from investment activities	1.09	(0.28)	(0.10)	0.51	0.96
Distributions to shareholders:
Net investment income	(0.46)	(0.46)	(0.42)	(0.44)	(0.54)
Total distributions to shareholders	(0.46)	(0.46)	(0.42)	(0.44)	(0.54)
Net asset value, end of period	$9.71	$9.08	$9.82	$10.34	$10.27
Total return (excludes sales charge)	12.35%	(3.03)%	(1.09)%	5.10%	9.96%
Ratios/supplemental data:
Net assets at end of period (000)	$221,022	$227,240	$335,081	$854,291	$771,638
Ratio of net expenses to average net assets	1.00%	1.00%	0.99%	0.94%	0.79%
Ratio of net investment income to average net assets	4.95%	4.71%	4.02%	4.29%	5.27%
Ratio of gross expenses to average net assets (b)	1.11%	1.06%	1.08%	1.06%	1.05%
Portfolio turnover	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.08	$9.83	$10.34	$10.27	$9.86
Investment activities:
Net investment income (a)	0.39	0.38	0.34	0.36	0.46
Net realized and unrealized gains (losses) on investments	0.64	(0.75)	(0.51)	0.07	0.41
Total from investment activities	1.03	(0.37)	(0.17)	0.43	0.87
Distributions to shareholders:
Net investment income	(0.39)	(0.38)	(0.34)	(0.36)	(0.46)
Total distributions to shareholders	(0.39)	(0.38)	(0.34)	(0.36)	(0.46)
Net asset value, end of period	$9.72	$9.08	$9.83	$10.34	$10.27
Total return (excludes contingent deferred sales charge)	11.57%	(3.91)%	(1.76)%	4.27%	8.98%
Ratios/supplemental data:
Net assets at end of period (000)	$341,169	$399,361	$585,818	$800,072	$599,026
Ratio of net expenses to average net assets	1.80%	1.80%	1.79%	1.73%	1.58%
Ratio of net investment income to average net assets	4.18%	3.92%	3.28%	3.48%	4.50%
Ratio of gross expenses to average net assets (b)	1.89%	1.85%	1.85%	1.85%	1.84%
Portfolio turnover	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.08	$9.83	$10.34	$10.26	$9.85
Investment activities:
Net investment income (a)	0.42	0.41	0.36	0.40	0.49
Net realized and unrealized gains (losses) on investments	0.63	(0.75)	(0.51)	0.08	0.41
Total from investment activities	1.05	(0.34)	(0.15)	0.48	0.90
Distributions to shareholders:
Net investment income	(0.41)	(0.41)	(0.36)	(0.40)	(0.49)
Total distributions to shareholders	(0.41)	(0.41)	(0.36)	(0.40)	(0.49)
Net asset value, end of period	$9.72	$9.08	$9.83	$10.34	$10.26
Total return	11.88%	(3.62)%	(1.50)%	4.72%	9.31%
Ratios/supplemental data:
Net assets at end of period (000)	$1,319	$1,920	$2,340	$2,773	$4,285
Ratio of net expenses to average net assets	1.53%	1.52%	1.55%	1.38%	1.26%
Ratio of net investment income to average net assets	4.48%	4.22%	3.52%	3.85%	4.82%
Ratio of gross expenses to average net assets (b)	1.53%	1.52%	1.58%	1.50%	1.52%
Portfolio turnover	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS FLOATING RATE FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.08	$9.83	$10.34	$10.27	$9.86
Investment activities:
Net investment income (a)	0.49	0.48	0.44	0.47	0.56
Net realized and unrealized gains (losses) on investments	0.63	(0.75)	(0.51)	0.07	0.41
Total from investment activities	1.12	(0.27)	(0.07)	0.54	0.97
Distributions to shareholders:
Net investment income	(0.48)	(0.48)	(0.44)	(0.47)	(0.56)
Total distributions to shareholders	(0.48)	(0.48)	(0.44)	(0.47)	(0.56)
Net asset value, end of period	$9.72	$9.08	$9.83	$10.34	$10.27
Total return	12.71%	(2.91)%	(0.75)%	5.34%	10.08%
Ratios/supplemental data:
Net assets at end of period (000)	$370,035	$471,827	$927,644	$1,186,456	$568,316
Ratio of net expenses to average net assets	0.78%	0.78%	0.77%	0.72%	0.60%
Ratio of net investment income to average net assets	5.21%	4.91%	4.31%	4.47%	5.46%
Ratio of gross expenses to average net assets (b)	0.88%	0.84%	0.82%	0.83%	0.86%
Portfolio turnover	56%	29%	39%	30%	52%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS STRATEGIC INCOME FUND

	Class A Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.68	$10.10	$10.33	$10.64	$10.29
Investment activities:
Net investment income (a)	0.23	0.31	0.31	0.35	0.40
Net realized and unrealized gains (losses) on investments	0.36	(0.40)	(0.10)	(0.28)	0.48
Total from investment activities	0.59	(0.09)	0.21	0.07	0.88
Distributions to shareholders:
Net investment income	(0.27)	(0.32)	(0.33)	(0.38)	(0.40)
Net realized gains from investments	—	(0.01)	(0.11)	—	(0.13)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.28)	(0.33)	(0.44)	(0.38)	(0.53)
Net asset value, end of period	$9.99	$9.68	$10.10	$10.33	$10.64
Total return (excludes sales charge)	6.20%	(0.93)%	2.03%	0.71%	8.67%
Ratios/supplemental data:
Net assets at end of period (000)	$37,121	$37,845	$48,790	$53,615	$84,372
Ratio of net expenses to average net assets	0.95%	0.95%	0.92%	0.81%	0.72%
Ratio of net investment income to average net assets	2.28%	3.05%	3.08%	3.40%	3.74%
Ratio of gross expenses to average net assets (b)	1.17%	1.16%	1.14%	1.18%	1.16%
Portfolio turnover	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class C Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.72	$10.15	$10.38	$10.66	$10.31
Investment activities:
Net investment income (a)	0.15	0.23	0.24	0.27	0.30
Net realized and unrealized gains (losses) on investments	0.38	(0.40)	(0.11)	(0.28)	0.49
Total from investment activities	0.53	(0.17)	0.13	(0.01)	0.79
Distributions to shareholders:
Net investment income	(0.20)	(0.25)	(0.25)	(0.27)	(0.31)
Net realized gains from investments	—	(0.01)	(0.11)	—	(0.13)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.21)	(0.26)	(0.36)	(0.27)	(0.44)
Net asset value, end of period	$10.04	$9.72	$10.15	$10.38	$10.66
Total return (excludes contingent deferred sales charge)	5.46%	(1.79)%	1.23%	(0.03)%	7.78%
Ratios/supplemental data:
Net assets at end of period (000)	$11,547	$12,940	$12,974	$12,691	$13,106
Ratio of net expenses to average net assets	1.74%	1.74%	1.70%	1.64%	1.54%
Ratio of net investment income to average net assets	1.49%	2.25%	2.29%	2.58%	2.91%
Ratio of gross expenses to average net assets (b)	2.00%	1.97%	1.96%	1.99%	1.97%
Portfolio turnover	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class R Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.73	$10.16	$10.38	$10.67	$10.32
Investment activities:
Net investment income (a)	0.19	0.27	0.28	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.37	(0.40)	(0.10)	(0.28)	0.49
Total from investment activities	0.56	(0.13)	0.18	0.02	0.83
Distributions to shareholders:
Net investment income	(0.24)	(0.29)	(0.29)	(0.31)	(0.35)
Net realized gains from investments	—	(0.01)	(0.11)	—	(0.13)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.25)	(0.30)	(0.40)	(0.31)	(0.48)
Net asset value, end of period	$10.04	$9.73	$10.16	$10.38	$10.67
Total return	5.77%	(1.39)%	1.72%	0.27%	8.17%
Ratios/supplemental data:
Net assets at end of period (000)	$2,979	$3,338	$3,661	$3,806	$3,085
Ratio of net expenses to average net assets	1.34%	1.34%	1.31%	1.25%	1.16%
Ratio of net investment income to average net assets	1.89%	2.64%	2.69%	2.97%	3.32%
Ratio of gross expenses to average net assets (b)	1.53%	1.58%	1.57%	1.59%	1.60%
Portfolio turnover	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

Financial Highlights

RS STRATEGIC INCOME FUND (continued)

	Class Y Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012
Net asset value, beginning of period	$9.63	$10.05	$10.27	$10.62	$10.27
Investment activities:
Net investment income (a)	0.25	0.32	0.36	0.38	0.42
Net realized and unrealized gains (losses) on investments	0.36	(0.39)	(0.12)	(0.29)	0.48
Total from investment activities	0.61	(0.07)	0.24	0.09	0.90
Distributions to shareholders:
Net investment income	(0.29)	(0.34)	(0.35)	(0.44)	(0.42)
Net realized gains from investments	—	(0.01)	(0.11)	—	(0.13)
Return of capital	(0.01)	—	—	—	—
Total distributions to shareholders	(0.30)	(0.35)	(0.46)	(0.44)	(0.55)
Net asset value, end of period	$9.94	$9.63	$10.05	$10.27	$10.62
Total return	6.45%	(0.74)%	2.34%	0.88%	8.93%
Ratios/supplemental data:
Net assets at end of period (000)	$11,768	$13,217	$18,035	$8,411	$9,143
Ratio of net expenses to average net assets	0.74%	0.74%	0.71%	0.57%	0.50%
Ratio of net investment income to average net assets	2.50%	3.24%	3.28%	3.62%	3.91%
Ratio of gross expenses to average net assets (b)	0.99%	0.98%	0.87%	0.91%	0.90%
Portfolio turnover	79%	41%	87%	133%	157%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch platform or account.

In all instances, it is your responsibility to notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive those reductions and waivers.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds' Prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan

Shares purchased through a Merrill Lynch affiliated investment advisory program

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

Employees and registered representatives of Merrill Lynch or its affiliates and their family members

Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries (continued)

CDSC Waivers on A and C Shares available at Merrill Lynch

Death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus

Return of excess contributions from an IRA Account

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

Shares acquired through a right of reinstatement

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:

Breakpoints, Rights of Accumulation & Letters of Intent

Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44118

Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you don't request a copy.

Annual and Semi-annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.

How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.

By telephone: Call the Victory Funds at 800.539.3863	By mail: Victory Funds P.O. Box 182593 Columbus, OH 43218-2593

You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person: SEC Public Reference Room Washington, D.C. Call 202-551-8090 for location and hours.	By mail: SEC Public Reference Section Washington, D.C. 20549-1520	On the Internet: EDGAR database at sec.gov or by email request at publicinfo@sec.gov

Investment Company Act File Number 811-4852

VF-RS-RETAIL-PRO (05/17)